UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2016

Item 1. Reports to Stockholders

 Delaware Foundation Funds®

 Delaware Foundation® Growth Allocation Fund

 Delaware Foundation Moderate Allocation Fund

 Delaware Foundation Conservative Allocation Fund

 Semiannual report

 September 30, 2016

 Multi-asset mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2016, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from April 1, 2016 to September 30, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2016 to Sept. 30, 2016.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Foundation® Growth Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio	Expenses Paid During Period 4/1/16 to 9/30/16*
Actual Fund return†
Class A	$1,000.00	$1,063.00	1.15%	$5.95
Class C	1,000.00	1,059.70	1.90%	9.81
Class R	1,000.00	1,061.80	1.40%	7.24
Institutional Class	1,000.00	1,064.30	0.90%	4.66
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.15%	$5.82
Class C	1,000.00	1,015.54	1.90%	9.60
Class R	1,000.00	1,018.05	1.40%	7.08
Institutional Class	1,000.00	1,020.56	0.90%	4.56

Delaware Foundation Moderate Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio	Expenses Paid During Period 4/1/16 to 9/30/16*
Actual Fund return†
Class A	$1,000.00	$1,055.00	1.14%	$5.87
Class C	1,000.00	1,052.00	1.90%	9.77
Class R	1,000.00	1,053.80	1.40%	7.21
Institutional Class	1,000.00	1,057.20	0.90%	4.64
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.35	1.14%	$5.77
Class C	1,000.00	1,015.54	1.90%	9.60
Class R	1,000.00	1,018.05	1.40%	7.08
Institutional Class	1,000.00	1,020.56	0.90%	4.56

(continues)	1

Disclosure of Fund expenses

Delaware Foundation® Conservative Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio	Expenses Paid During Period 4/1/16 to 9/30/16*
Actual Fund return†
Class A	$1,000.00	$1,045.60	1.15%	$5.90
Class C	1,000.00	1,041.60	1.90%	9.72
Class R	1,000.00	1,044.30	1.40%	7.17
Institutional Class	1,000.00	1,046.80	0.90%	4.62
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.15%	$5.82
Class C	1,000.00	1,015.54	1.90%	9.60
Class R	1,000.00	1,018.05	1.40%	7.08
Institutional Class	1,000.00	1,020.56	0.90%	4.56

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Growth Allocation Fund

As of September 30, 2016 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	71.62%
U.S. Markets	39.78%
Consumer Discretionary	3.23%
Consumer Staples	2.25%
Energy	2.59%
Financials	4.35%
Healthcare	6.47%
Industrials	3.83%
Information Technology	8.88%
Materials	1.16%
Real Estate	5.50%
Telecommunication Services	0.98%
Utilities	0.54%
Developed Markets	22.89%
Consumer Discretionary	3.88%
Consumer Staples	3.65%
Energy	0.60%
Financials	2.76%
Healthcare	3.41%
Industrials	4.44%
Information Technology	1.49%
Materials	1.02%
Real Estate	0.24%
Telecommunication Services	1.16%
Utilities	0.24%
Emerging Markets	8.95%
Consumer Discretionary	0.89%
Consumer Staples	1.10%
Energy	1.22%
Financials	1.27%
Industrials	0.20%
Information Technology	2.56%
Materials	0.44%
Real Estate	0.09%
Telecommunication Services	1.18%
Utilities	0.00%
Convertible Preferred Stock	0.07%
Exchange-Traded Funds	0.17%
Agency Collateralized Mortgage Obligations	0.76%

Security type / sector	Percentage of net assets
Agency Commercial Mortgage-Backed Securities	0.28%
Agency Mortgage-Backed Securities	5.97%
Convertible Bonds	0.50%
Corporate Bonds	11.41%
Banking	1.57%
Basic Industry	0.73%
Capital Goods	0.22%
Consumer Cyclical	0.85%
Consumer Non-Cyclical	1.85%
Energy	0.78%
Financials	0.25%
Insurance	0.50%
Media	0.58%
Real Estate	0.55%
Services	0.12%
Technology	0.50%
Telecommunications	0.64%
Transportation	0.42%
Utilities	1.85%
Municipal Bonds	0.30%
Non-Agency Asset-Backed Securities	0.51%
Non-Agency Collateralized Mortgage Obligations	0.07%
Non-Agency Commercial Mortgage-Backed Securities	1.22%
Regional Bonds	0.06%
Senior Secured Loans	2.11%
Sovereign Bonds	0.50%
Supranational Banks	0.23%
U.S. Treasury Obligations	1.07%
Preferred Stock	0.11%
Rights	0.00%
Short-Term Investments	5.54%
Total Value of Securities	102.50%
Liabilities Net of Receivables and Other Assets	(2.50%)
Total Net Assets	100.00%

(continues)	3

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Growth Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Samsung Electronics	0.62%
Novartis	0.61%
Chevron	0.61%
Facebook Class A	0.57%
Microsoft	0.56%
AT&T	0.56%
QUALCOMM	0.55%
Alphabet Class A	0.54%
Merck & Co.	0.53%
Pfizer	0.52%
*Country / market	Percentage of net assets
Developed Markets	24.40%
Australia	1.21%
Austria	0.07%
Belgium	0.20%
Bermuda	0.00%
Canada	1.17%
Cayman Islands	0.11%
Denmark	0.70%
Finland	0.12%
France	3.32%
Germany	1.84%
Hong Kong	1.13%
Ireland	0.16%
Israel	0.60%
Italy	0.21%
Japan	5.80%
Luxembourg	0.10%

*Country / market	Percentage of net assets
Netherlands	1.40%
Norway	0.07%
Portugal	0.07%
Singapore	0.06%
Spain	0.29%
Sweden	0.79%
Switzerland	1.94%
United Kingdom	3.04%
Emerging Markets	9.47%
Argentina	0.13%
Brazil	1.30%
Chile	0.11%
China	2.24%
Colombia	0.04%
Hungary	0.03%
India	1.05%
Indonesia	0.12%
Malaysia	0.04%
Mexico	0.77%
Peru	0.06%
Poland	0.07%
Republic of Korea	1.61%
Russia	0.65%
South Africa	0.20%
Taiwan	0.61%
Thailand	0.16%
Turkey	0.25%
Uruguay	0.03%
Supranational	0.23%
U.S. Markets	62.86%
Total	96.96%

*Allocation includes all investments except for short-term investments.

Delaware Foundation® Moderate Allocation Fund

As of September 30, 2016 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	53.84%
U.S. Markets	30.21%
Consumer Discretionary	2.45%
Consumer Staples	1.69%
Energy	1.93%
Financials	3.35%
Healthcare	4.90%
Industrials	2.90%
Information Technology	6.73%
Materials	0.90%
Real Estate	4.22%
Telecommunication Services	0.73%
Utilities	0.41%
Developed Markets	17.17%
Consumer Discretionary	2.87%
Consumer Staples	2.75%
Energy	0.45%
Financials	2.08%
Healthcare	2.58%
Industrials	3.33%
Information Technology	1.12%
Materials	0.76%
Real Estate	0.18%
Telecommunication Services	0.87%
Utilities	0.18%
Emerging Markets	6.46%
Consumer Discretionary	0.62%
Consumer Staples	0.82%
Energy	0.88%
Financials	0.94%
Industrials	0.14%
Information Technology	1.82%
Materials	0.30%
Real Estate	0.06%
Telecommunication Services	0.88%
Convertible Preferred Stock	0.12%
Exchange-Traded Funds	0.12%
Agency Asset-Backed Securities	0.02%

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	1.15%
Agency Commercial Mortgage-Backed Securities	0.49%
Agency Mortgage-Backed Securities	8.70%
Collateralized Debt Obligations	0.78%
Convertible Bonds	0.90%
Corporate Bonds	23.05%
Banking	3.97%
Basic Industry	1.60%
Capital Goods	0.46%
Consumer Cyclical	1.34%
Consumer Non-Cyclical	3.35%
Energy	1.84%
Financials	0.94%
Insurance	0.75%
Materials	0.08%
Media	1.24%
Real Estate	0.82%
Services	0.21%
Technology	0.91%
Telecommunications	1.59%
Transportation	0.74%
Utilities	3.21%
Municipal Bonds	0.53%
Non-Agency Asset-Backed Securities	1.05%
Non-Agency Collateralized Mortgage Obligations	0.60%
Non-Agency Commercial Mortgage-Backed Securities	1.83%
Regional Bonds	0.31%
Senior Secured Loans	1.72%
Sovereign Bonds	1.14%
Supranational Banks	0.32%
U.S. Treasury Obligations	0.49%
Preferred Stock	0.46%
Rights	0.00%

(continues)	5

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Moderate Allocation Fund

Security type / sector	Percentage of net assets
Short-Term Investments	3.13%
Total Value of Securities	100.75%
Liabilities Net of Receivables and Other Assets	(0.75%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Novartis	0.47%
Samsung Electronics	0.45%
Chevron	0.44%
AT&T	0.43%
Facebook Class A	0.43%
Microsoft	0.43%
QUALCOMM	0.41%
Alphabet Class A	0.40%
Merck & Co.	0.40%
Intel	0.39%
*Country / market	Percentage of net assets
Developed Markets	22.76%
Australia	1.11%
Austria	0.05%
Belgium	0.15%
Bermuda	0.08%
Canada	1.26%
Cayman Islands	0.90%
Denmark	0.54%
Finland	0.09%
France	2.77%
Germany	1.41%
Guernsey	0.12%
Hong Kong	0.84%
Ireland	0.32%
Israel	0.46%
Italy	0.25%
Japan	4.39%
Luxembourg	0.29%
Netherlands	1.99%
New Zealand	0.01%

*Country / market	Percentage of net assets
Norway	0.06%
Panama	0.08%
Portugal	0.06%
Singapore	0.06%
Spain	0.22%
Sweden	0.67%
Switzerland	1.60%
United Kingdom	2.98%
Emerging Markets	9.55%
Argentina	0.26%
Barbados	0.08%
Brazil	1.02%
Chile	0.28%
China	1.74%
Colombia	0.07%
Costa Rica	0.08%
Curacao	0.04%
Dominican Republic	0.04%
Hungary	0.05%
India	0.84%
Indonesia	0.27%
Jamaica	0.11%
Jersey	0.26%
Malaysia	0.10%
Mexico	1.11%
Morocco	0.07%
Peru	0.16%
Poland	0.10%
Qatar	0.07%
Republic of Korea	1.28%
Russia	0.47%
South Africa	0.25%
Sri Lanka	0.07%
Taiwan	0.39%
Thailand	0.11%
Turkey	0.18%
Uruguay	0.05%
Supranational	0.32%
U.S. Markets	64.99%
Total	97.62%

*Allocation includes all investments except for short-term investments.

Delaware Foundation® Conservative Allocation Fund

As of September 30, 2016 (Unaudited)

Sector, country, and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	36.37%
U.S. Markets	20.12%
Consumer Discretionary	1.63%
Consumer Staples	1.14%
Energy	1.31%
Financials	2.27%
Healthcare	3.31%
Industrials	1.97%
Information Technology	4.48%
Materials	0.60%
Real Estate	2.62%
Telecommunication Services	0.51%
Utilities	0.28%
Developed Markets	11.56%
Consumer Discretionary	1.95%
Consumer Staples	1.85%
Energy	0.29%
Financials	1.40%
Healthcare	1.74%
Industrials	2.25%
Information Technology	0.74%
Materials	0.51%
Real Estate	0.13%
Telecommunication Services	0.58%
Utilities	0.12%
Emerging Markets	4.69%
Consumer Discretionary	0.46%
Consumer Staples	0.61%
Energy	0.65%
Financials	0.68%
Industrials	0.10%
Information Technology	1.27%
Materials	0.24%
Real Estate	0.05%
Telecommunication Services	0.63%
Convertible Preferred Stock	0.11%
Exchange-Traded Funds	0.11%
Agency Collateralized Mortgage Obligations	1.87%

Security type / sector	Percentage of net assets
Agency Commercial Mortgage-Backed Securities	0.78%
Agency Mortgage-Backed Securities	11.36%
Collateralized Debt Obligations	1.15%
Convertible Bonds	0.90%
Corporate Bonds	30.26%
Banking	4.78%
Basic Industry	2.30%
Capital Goods	0.40%
Consumer Cyclical	1.97%
Consumer Non-Cyclical	4.48%
Energy	2.01%
Financials	0.88%
Insurance	0.87%
Media	1.63%
Real Estate	1.25%
Services	0.32%
Technology	1.21%
Telecommunications	2.43%
Transportation	0.82%
Utilities	4.91%
Municipal Bonds	0.70%
Non-Agency Asset-Backed Securities	1.89%
Non-Agency Collateralized Mortgage Obligations	1.83%
Non-Agency Commercial Mortgage-Backed Securities	3.08%
Regional Bonds	0.31%
Senior Secured Loans	2.73%
Sovereign Bonds	1.29%
Supranational Banks	0.58%
U.S. Treasury Obligations	0.83%
Preferred Stock	0.89%
Rights	0.00%
Short-Term Investments	2.37%
Total Value of Securities	99.41%

(continues)	7

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Conservative Allocation Fund

Security type / sector	Percentage of net assets
Receivables and Other Assets Net of Liabilities	0.59%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Novartis	0.32%
Chevron	0.30%
AT&T	0.30%
Samsung Electronics	0.29%
Facebook Class A	0.29%
Microsoft	0.28%
Merck & Co.	0.28%
QUALCOMM	0.27%
Pfizer	0.27%
Alphabet Class A	0.26%
*Country/market	Percentage of net assets
Developed Markets	18.32%
Australia	1.05%
Austria	0.03%
Belgium	0.10%
Bermuda	0.01%
Canada	1.28%
Cayman Islands	1.27%
Denmark	0.36%
Finland	0.06%
France	1.85%
Germany	1.05%
Guernsey	0.30%
Hong Kong	0.57%
Ireland	0.41%
Israel	0.31%
Italy	0.38%

*Country/market	Percentage of net assets
Japan	2.91%
Luxembourg	0.64%
Netherlands	1.63%
Norway	0.04%
Portugal	0.08%
Singapore	0.07%
Spain	0.15%
Sweden	0.40%
Switzerland	1.21%
United Kingdom	2.16%
Emerging Markets	7.48%
Argentina	0.16%
Brazil	0.72%
Chile	0.06%
China	1.21%
Colombia	0.06%
Hungary	0.08%
India	0.79%
Indonesia	0.12%
Jamaica	0.34%
Jersey	0.24%
Malaysia	0.02%
Mexico	1.13%
Morocco	0.23%
Peru	0.15%
Poland	0.20%
Republic of Korea	0.92%
Russia	0.33%
South Africa	0.18%
Taiwan	0.27%
Thailand	0.09%
Turkey	0.14%
Uruguay	0.04%
Supranational	0.58%
U.S. Markets	70.66%
Total	97.04%

*Allocation includes all investments except for short-term investments.

Schedules of investments

Delaware Foundation® Growth Allocation Fund

September 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 71.62%

U.S. Markets – 39.78%
Consumer Discretionary – 3.23%
Amazon.com †	90	$75,358
Aramark	600	22,818
BorgWarner	860	30,255
Cheesecake Factory	640	32,038
Chuy’s Holdings †	420	11,735
Cinemark Holdings	1,180	45,170
Comcast Class A	1,340	88,896
Del Frisco’s Restaurant Group @†	2,465	33,203
Dollar General	1,140	79,789
Express †	2,620	30,890
Fiesta Restaurant Group †	1,230	29,520
Five Below †	565	22,764
Ford Motor	4,030	48,642
G-III Apparel Group †	1,215	35,417
Home Depot	570	73,348
Jack in the Box	625	59,963
L Brands	2,248	159,091
Liberty Global Class A †	823	28,130
Liberty Global Class C †	3,163	104,506
Liberty Interactive Corp. QVC Group Class A †	11,144	222,991
Lowe’s	3,100	223,851
Malibu Boats Class A @†	2,315	34,493
National CineMedia	2,395	35,254
Newell Brands	536	28,226
NIKE Class B	620	32,643
Popeyes Louisiana Kitchen †	885	47,029
Shutterfly †	955	42,631
Starbucks	1,040	56,306
Steven Madden †	1,677	57,957
Tenneco †	1,145	66,719
Tractor Supply	790	53,206
TripAdvisor †	2,587	163,447
Walt Disney	1,400	130,004

		2,206,290

Consumer Staples – 2.25%
Archer-Daniels-Midland	5,700	240,369
Casey’s General Stores	720	86,508
CVS Health	3,470	308,795
General Mills	640	40,883
J&J Snack Foods @	500	59,560
Kimberly-Clark	430	54,240
Kraft Heinz	2,833	253,582
Mondelez International	5,800	254,620
PepsiCo	510	55,473

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Consumer Staples (continued)
Procter & Gamble	990	$88,853
Walgreens Boots Alliance	1,160	93,519

		1,536,402

Energy – 2.59%
Carrizo Oil & Gas †	1,510	61,336
Chevron	4,060	417,855
ConocoPhillips	5,900	256,473
EOG Resources	400	38,685
Halliburton	6,520	292,618
Marathon Oil	10,800	170,748
Occidental Petroleum	4,310	314,285
Parsley Energy Class A †	515	17,258
PDC Energy †	705	47,277
RSP Permian †	1,070	41,495
Schlumberger	1,180	92,795
Synergy Resources †	3,275	22,696

		1,773,521

Financials – 4.35%
Aflac	1,010	72,589
Allstate	3,600	249,048
American Equity Investment Life Holding	2,290	40,602
Ameriprise Financial	390	38,910
Bank of New York Mellon	6,100	243,268
BB&T	6,400	241,408
BlackRock	140	50,744
Bryn Mawr Bank	715	22,873
Capital One Financial	860	61,774
Cardinal Financial	1,580	41,222
Citigroup	1,720	81,236
City Holding	1,041	52,352
CoBiz Financial @	2,060	27,418
Essent Group †	1,350	35,924
Evercore Partners Class A	970	49,965
Flushing Financial @	1,800	42,696
Great Western Bancorp	1,445	48,147
Hope Bancorp	2,740	47,594
Houlihan Lokey	1,085	27,179
Independent Bank @	685	37,052
Infinity Property & Casualty @	435	35,944
Intercontinental Exchange	889	239,461
Invesco	1,550	48,469
JPMorgan Chase & Co.	1,850	123,191
KeyCorp	4,280	52,088
Marsh & McLennan	3,700	248,825
Old National Bancorp	3,520	49,491

(continues)	9

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
Primerica	1,045	$55,416
Prosperity Bancshares	1,010	55,439
Prudential Financial	470	38,375
Raymond James Financial	680	39,583
Selective Insurance Group @	1,265	50,423
State Street	650	45,259
Sterling Bancorp	3,085	53,987
Stifel Financial †	995	38,258
Travelers	610	69,875
Umpqua Holdings	2,735	41,162
United Fire Group	830	35,126
Webster Financial	1,555	59,106
Western Alliance Bancorp †	1,435	53,870
WSFS Financial	830	30,287

		2,975,636

Healthcare – 6.47%
Abbott Laboratories	5,900	249,511
AbbVie	1,430	90,190
Acorda Therapeutics †	1,355	28,293
Air Methods †	1,375	43,299
Alkermes †	770	36,213
Allergan †	1,389	319,901
Biogen †	738	231,016
Cardinal Health	3,000	233,100
Catalent †	2,045	52,843
Celgene †	3,400	355,402
Cepheid †	750	39,517
CONMED	1,215	48,673
CryoLife †	2,562	45,014
DENTSPLY SIRONA	2,020	120,049
Express Scripts Holding †	4,270	301,163
Gilead Sciences	1,060	83,867
HealthSouth	965	39,150
IMS Health Holdings †	1,822	57,102
Johnson & Johnson	2,100	248,073
Ligand Pharmaceuticals Class B †	475	48,479
Medicines †	1,230	46,420
Merck & Co.	5,760	359,482
Merit Medical Systems †	2,043	49,624
Pfizer	10,568	357,938
Prestige Brands Holdings †	741	35,768
Quest Diagnostics	2,900	245,427
Quidel †	2,000	44,180
Quintiles IMS Holdings †	1,402	113,646
Repligen †	130	3,925

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Healthcare (continued)
Retrophin †	1,835	$41,067
Spectrum Pharmaceuticals †	3,785	17,676
Team Health Holdings †	1,115	36,305
TESARO †	630	63,151
Thermo Fisher Scientific	470	74,758
UnitedHealth Group	650	91,000
Vanda Pharmaceuticals †	2,560	42,598
Vertex Pharmaceuticals †	430	37,500
WellCare Health Plans †	290	33,956
West Pharmaceutical Services	350	26,075
Wright Medical Group †	1,410	34,587

		4,425,938

Industrials – 3.83%
AAON @	2,265	65,277
ABM Industries	1,155	45,853
Applied Industrial Technologies	935	43,702
Barnes Group @	1,645	66,705
Columbus McKinnon @	2,201	39,266
Continental Building Products †	2,580	54,154
Eaton	660	43,369
ESCO Technologies	1,390	64,524
Essendant	1,460	29,959
Esterline Technologies †	270	20,531
Federal Signal	2,135	28,310
General Electric	4,740	140,399
Granite Construction	1,345	66,900
Honeywell International	560	65,291
JB Hunt Transport Services	430	34,890
Kadant	1,190	62,011
KEYW Holding †	2,450	27,048
Kforce	2,605	53,376
KLX †	1,120	39,424
Lockheed Martin	340	81,505
MYR Group †	1,250	37,625
Nielsen Holdings	3,454	185,031
Northrop Grumman	1,200	256,740
On Assignment †	1,335	48,447
Parker-Hannifin	490	61,510
Raytheon	1,800	245,034
Republic Services	620	31,279
Rockwell Collins	360	30,362
Swift Transportation †	1,705	36,606
Tetra Tech	1,450	51,431
TriNet Group †	115	2,487

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Industrials (continued)
Union Pacific	850	$82,901
United Technologies	940	95,504
US Ecology	805	36,096
WageWorks †	756	46,048
Waste Management	3,900	248,664
XPO Logistics †	1,375	50,421

		2,618,680

Information Technology – 8.88%
Accenture Class A	500	61,085
Adobe Systems †	650	70,551
Alphabet Class A †	457	367,456
Alphabet Class C †	204	158,567
Analog Devices	440	28,358
Anixter International †	630	40,635
Apple	1,910	215,925
Applied Micro Circuits †	4,895	34,020
Broadcom	380	65,558
Brooks Automation	2,280	31,031
CA @	7,474	247,240
Callidus Software †	2,365	43,398
Cisco Systems	10,240	324,813
Convergys	1,620	49,280
eBay †	7,037	231,517
Electronic Arts †	2,599	221,955
ExlService Holdings †	1,145	57,067
Facebook Class A †	3,036	389,428
GrubHub †	810	34,822
Guidewire Software †	290	17,394
inContact †	1,670	23,347
Intel	9,000	339,750
Intuit	960	105,610
j2 Global	890	59,283
MACOM Technology Solutions Holdings †	765	32,390
Mastercard Class A	2,387	242,925
Maxim Integrated Products	1,860	74,270
MaxLinear Class A †	2,050	41,553
Microsemi †	1,250	52,475
Microsoft	6,699	385,862
NETGEAR †	815	49,299
PayPal Holdings †	7,312	299,573
Plantronics	690	35,852
Proofpoint †	845	63,248
Q2 Holdings †	650	18,629
QUALCOMM	5,471	374,763
Sabre	2,170	61,151

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Information Technology (continued)
salesforce.com †	980	$69,903
Semtech †	1,820	50,469
Silicon Laboratories †	825	48,510
SS&C Technologies Holdings	1,060	34,079
Symantec	6,058	152,056
Synaptics †	885	51,843
TeleTech Holdings	1,120	32,469
Tyler Technologies †	300	51,369
Visa Class A	3,867	319,801
Xerox @	25,100	254,263
Yahoo †	1,400	60,340

		6,075,182

Materials – 1.16%
Axalta Coating Systems †	1,620	45,798
Balchem	425	32,950
Boise Cascade †	1,320	33,528
Chemtura †	935	30,677
Eastman Chemical	860	58,205
EI du Pont de Nemours & Co.	3,600	241,092
Kaiser Aluminum	575	49,732
Minerals Technologies	1,000	70,690
Neenah Paper	805	63,603
Quaker Chemical	545	57,732
WestRock	988	47,898
Worthington Industries	1,275	61,238

		793,143

Real Estate – 5.50%
American Tower	760	86,131
Apartment Investment & Management	1,375	63,126
AvalonBay Communities	300	53,352
Boston Properties	525	71,552
Brandywine Realty Trust	3,025	47,251
Cousins Properties	3,725	38,889
Crown Castle International	2,744	258,512
DCT Industrial Trust	2,171	105,402
DDR	2,675	46,625
Douglas Emmett	1,600	58,608
Duke Realty	2,625	71,741
EastGroup Properties	725	53,331
Empire State Realty Trust	650	13,617
EPR Properties	1,140	89,764
Equinix	349	125,727
Equity LifeStyle Properties	1,025	79,109
Equity One	2,050	62,751

(continues)	11

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Real Estate (continued)
Equity Residential	750	$48,247
Essex Property Trust	225	50,107
Extra Space Storage	900	71,469
Federal Realty Investment Trust	425	65,420
First Industrial Realty Trust	3,735	105,402
First Potomac Realty Trust	3,650	33,397
General Growth Properties	2,100	57,960
Gramercy Property Trust	4,805	46,320
Healthcare Realty Trust	1,100	37,466
Healthcare Trust of America Class A	1,937	63,185
Highwoods Properties	1,200	62,544
Host Hotels & Resorts	5,215	81,198
Kilroy Realty	775	53,746
Kimco Realty	2,050	59,347
Kite Realty Group Trust	2,130	59,044
LaSalle Hotel Properties	2,870	68,507
Lexington Realty Trust	2,900	29,870
Liberty Property Trust	1,350	54,473
Life Storage	340	30,240
LTC Properties	1,250	64,987
Macerich	700	56,609
Mack-Cali Realty	1,605	43,688
National Retail Properties	2,475	125,854
Pebblebrook Hotel Trust	2,550	67,830
Post Properties	900	59,517
Prologis	1,200	64,248
PS Business Parks	600	68,142
Public Storage	375	83,677
Ramco-Gershenson Properties Trust	5,745	107,661
Regency Centers	825	63,929
RLJ Lodging Trust	1,550	32,597
Sabra Health Care REIT	1,600	40,288
Simon Property Group	200	41,402
SL Green Realty	475	51,347
Spirit Realty Capital	4,075	54,320
Tanger Factory Outlet Centers	1,375	53,570
Taubman Centers	675	50,227
UDR	1,550	55,785
Urban Edge Properties	300	8,442
Ventas	750	52,973
Vornado Realty Trust	575	58,196
Welltower	750	56,078

		3,764,797

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Telecommunication Services – 0.98%
AT&T	9,490	$385,389
ATN International	575	37,398
Verizon Communications	4,800	249,504

		672,291

Utilities – 0.54%
Edison International	3,300	238,425
NorthWestern	1,035	59,543
South Jersey Industries	950	28,073
Spire	680	43,343

		369,384

Total U.S. Markets (cost $17,522,781)		27,211,264

Developed Markets – 22.89%§
Consumer Discretionary – 3.88%
Bandai Namco Holdings	1,400	42,851
Bayerische Motoren Werke	2,468	207,794
Cie Financiere Richemont Class A	890	54,279
Cie Generale des Etablissements Michelin	335	37,096
Continental	255	53,729
Denso	1,100	43,895
Industria de Diseno Textil	1,650	61,179
J Front Retailing	3,000	39,282
Kering	754	152,144
LVMH Moet Hennessy Louis Vuitton	235	40,070
Nitori Holdings	1,642	196,831
Publicis Groupe	1,289	97,536
RTL Group	547	45,442
Sekisui Chemical	3,300	47,461
Shimano	300	44,557
Sodexo	380	45,266
Stanley Electric	1,700	45,964
Sumitomo Rubber Industries	13,400	202,687
Swatch Group	200	56,697
Techtronic Industries	53,000	207,617
Toyota Motor	5,486	318,223
USS	2,200	37,234
Valeo	2,177	127,069
Volkswagen	205	29,685
Whitbread	760	38,572
WPP	2,740	64,405
Yue Yuen Industrial Holdings	76,000	314,096

		2,651,661

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Staples – 3.65%
Anheuser-Busch InBev	670	$88,110
Aryzta †	4,373	194,519
Asahi Group Holdings	2,100	76,497
British American Tobacco	2,215	141,264
Carlsberg Class B	2,463	235,398
Chocoladefabriken Lindt & Spruengli Class PC	9	52,049
Coca-Cola Amatil	20,471	161,417
Coca-Cola European Partners	1,260	50,173
Danone	875	64,971
Diageo	3,050	87,363
FamilyMart UNY Holdings	600	40,054
Japan Tobacco	7,600	311,108
Jeronimo Martins	2,600	45,062
Kao	1,100	62,192
Koninklijke Ahold Delhaize †	2,585	58,876
L’Oreal	390	73,714
Nestle	3,080	243,209
Reckitt Benckiser Group	545	51,309
SABMiller	765	44,561
Svenska Cellulosa Class B	1,750	51,942
Tesco †	58,011	137,396
Treasury Wine Estates	3,800	32,249
Unilever	1,115	52,762
Unilever CVA	1,390	64,042
WH Group 144A #	49,500	40,008
Woolworths	2,100	37,598

		2,497,843

Energy – 0.60%
Amec Foster Wheeler	3,750	27,817
Neste	1,130	48,201
Suncor Energy	5,100	141,577
TOTAL	3,989	189,719

		407,314

Financials – 2.76%
AIA Group	10,600	71,282
AXA	10,351	220,085
Banco Espirito Santo Class R @=†	105,000	0
Bank Leumi Le-Israel †	15,650	59,561
Bankia	37,300	30,607
Commonwealth Bank of Australia	1,980	110,411
Euronext 144A #	970	41,389
ING Groep	15,806	195,135
Kinnevik Class B †	1,600	40,806

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Financials (continued)
Legal & General Group	16,700	$47,328
Mitsubishi UFJ Financial Group	57,914	293,397
Nordea Bank	28,049	278,540
Platinum Asset Management	8,700	33,667
QBE Insurance Group	5,230	37,423
Seven Bank	10,400	33,310
Sony Financial Holdings	3,500	48,201
Standard Chartered †	24,675	200,799
UniCredit	62,515	145,717

		1,887,658

Healthcare – 3.41%
Actelion †	215	37,310
Astellas Pharma	4,600	71,848
Bayer	665	66,786
Fresenius	780	62,308
ICON †	705	54,546
Indivior	12,800	50,904
Merck	470	50,696
Miraca Holdings	1,100	54,850
Novartis	5,320	419,856
Novo Nordisk ADR	2,387	99,275
Novo Nordisk Class B	1,580	65,852
Orion Class B	870	34,299
Ramsay Health Care	810	49,288
Roche Holding	640	159,039
Sanofi	3,971	302,395
Shire	2,773	179,311
Smith & Nephew	2,900	46,772
STADA Arzneimittel	3,781	210,371
Sumitomo Dainippon Pharma	2,600	50,359
Teva Pharmaceutical Industries ADR	5,800	266,858

		2,332,923

Industrials – 4.44%
ABB †	2,350	52,964
Aggreko	2,350	28,972
Airbus Group	1,090	66,110
ANDRITZ	820	44,622
Aurizon Holdings	13,200	47,726
Cathay Pacific Airways	24,000	33,550
Deutsche Lufthansa	3,300	36,790
Deutsche Post	8,627	270,099
East Japan Railway	3,103	280,089
Elbit Systems	505	48,290
Experian	1,950	38,957

(continues)	13

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Industrials (continued)
Fraport Frankfurt Airport Services Worldwide	760	$41,595
Fuji Electric	14,000	64,341
International Consolidated Airlines Group	7,700	39,952
ITOCHU	26,373	332,025
Japan Airlines	1,500	44,093
JTEKT	2,500	37,550
Koninklijke Philips	8,358	247,310
Meggitt	27,724	161,817
Minebea	16,800	158,888
Mitsubishi Electric	5,000	64,084
Mitsubishi Heavy Industries	11,000	46,014
Rexel	5,790	88,693
Safran	840	60,415
Singapore Airlines	3,900	30,130
Teleperformance	1,967	209,822
Travis Perkins	2,090	41,687
Vestas Wind Systems	510	42,128
Vinci	4,468	342,152
Yamato Holdings	1,700	39,626

		3,040,491

Information Technology – 1.49%
Amadeus IT Group	1,270	63,389
ASM Pacific Technology	4,300	35,593
Atos	520	55,982
Brother Industries	3,200	56,261
CGI Group Class A †	5,646	268,927
Infineon Technologies	2,440	43,509
InterXion Holding †	1,090	39,480
NICE	570	37,954
Omron	1,400	50,393
Playtech	16,979	200,383
SAP	745	68,132
Seiko Epson	3,400	65,468
Trend Micro	900	31,397

		1,016,868

Materials – 1.02%
Air Liquide	480	51,474
Alamos Gold	10,080	82,979
Anglo American ADR †	2,700	17,010
Chr Hansen Holding	570	33,952
Daicel	3,200	40,439
EMS-Chemie Holding	100	53,751
Johnson Matthey	950	40,522
Kuraray	2,900	43,021
Rio Tinto	3,953	131,383

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Materials (continued)
Shin-Etsu Chemical	800	$55,818
South32	20,000	37,264
Umicore	780	48,975
Yamana Gold	13,648	58,776

		695,364

Real Estate – 0.24%
Cheung Kong Property
Holdings	5,500	40,457
Daito Trust Construction	300	47,982
Swire Properties	10,800	31,765
Westfield	6,100	45,644

		165,848

Telecommunication Services – 1.16%
BT Group	6,550	32,955
Deutsche Telekom	2,550	42,841
KDDI	2,300	71,259
Koninklijke KPN	13,000	43,131
Nippon Telegraph & Telephone	7,212	329,848
Tele2 Class B	19,927	172,011
Telenor	2,900	49,868
Telstra	13,000	51,833

		793,746

Utilities – 0.24%
National Grid	8,407	118,731
Tokyo Gas	11,000	48,939

		167,670

Total Developed Markets (cost $13,089,333)		15,657,386

Emerging Markets X – 8.95%
Consumer Discretionary – 0.89%
Arcos Dorados Holdings Class A @†	6,300	33,201
Astra International	53,500	33,947
B2W Cia Digital @†	27,799	136,253
Ctrip.com International ADR †	3,400	158,338
Grupo Televisa ADR	4,700	120,743
Mahindra & Mahindra	3,281	69,394
Qunar Cayman Islands ADR †	300	8,700
Woolworths Holdings	8,164	46,095

		606,671

Consumer Staples – 1.10%
Anadolu Efes Biracilik Ve Malt Sanayii	6,796	41,138

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Consumer Staples (continued)
BRF ADR	3,500	$59,710
China Mengniu Dairy	31,000	58,021
Cia Brasileira de Distribuicao ADR	2,500	40,975
Cia Cervecerias Unidas ADR	1,700	34,323
Fomento Economico Mexicano ADR	875	80,535
Hypermarcas	9,400	81,307
Lotte Chilsung Beverage @	39	56,740
Lotte Confectionery @	427	68,344
Tingyi Cayman Islands Holding	20,245	23,553
Tsingtao Brewery	7,202	28,192
Uni-President China Holdings @	103,200	73,526
Wal-Mart de Mexico Class V	14,915	32,653
X5 Retail Group GDR †	2,467	71,541

		750,558

Energy – 1.22%
Cairn India	8,958	27,060
China Petroleum & Chemical	64,000	47,249
Gazprom PJSC ADR	10,615	44,745
Lukoil PJSC ADR	1,600	77,968
PetroChina ADR	425	28,390
Petroleo Brasileiro ADR †	13,675	127,588
PTT	6,568	64,259
Reliance Industries GDR 144A #	10,171	333,609
Rosneft PJSC GDR	10,465	57,242
Tambang Batubara Bukit Asam Persero	35,300	26,137

		834,247

Financials – 1.27%
Akbank	36,546	97,904
Banco Bradesco ADR	7,100	64,397
Bangkok Bank	9,573	45,070
China Construction Bank	74,933	56,278
Grupo Financiero Banorte	6,600	34,648
Grupo Financiero Santander Mexico Class B ADR	6,200	54,560
ICICI Bank ADR	11,700	87,399
Industrial & Commercial Bank of China	78,600	49,885
Itau Unibanco Holding ADR	7,100	77,674
KB Financial Group ADR	1,493	51,076
Reliance Capital	4,975	41,015

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Financials (continued)
Remgro	1,671	$27,962
Samsung Life Insurance	858	82,398
Sberbank of Russia =	42,295	97,892

		868,158

Industrials – 0.20%
Gol Linhas Aereas Inteligentes ADR †	850	16,116
KCC	288	103,785
Rumo Logistica Operadora Multimodal †	1,723	3,343
Santos Brasil Participacoes	12,500	10,762

		134,006

Information Technology – 2.56%
Alibaba Group Holding ADR †	1,150	121,658
Baidu ADR †	1,400	254,898
Hon Hai Precision Industry	28,860	73,034
MediaTek	8,000	61,423
Samsung Electronics	289	421,004
Samsung SDI	351	30,831
SINA †	1,600	118,128
Sohu.com @†	2,500	110,625
Taiwan Semiconductor Manufacturing	32,074	188,536
Taiwan Semiconductor Manufacturing ADR	3,100	94,829
Tencent Holdings	7,700	214,076
Weibo ADR †	160	8,022
WNS Holdings ADR †	1,900	56,905

		1,753,969

Materials – 0.44%
Braskem ADR	3,400	52,292
Cemex ADR †	7,637	60,638
Cemex Latam Holdings †	3,446	13,099
Impala Platinum Holdings †	1,930	9,752
Sociedad Quimica y Minera de Chile ADR	1,400	37,660
UltraTech Cement	1,800	104,231
Vale ADR	3,950	21,725

		299,397

Real Estate – 0.09%
Etalon Group GDR 144A #@=	6,500	17,875
IRSA Inversiones y Representaciones ADR @†	1,100	20,889
UEM Sunrise	92,458	26,460

		65,224

(continues)	15

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Telecommunication Services – 1.18%
America Movil Class L ADR	3,500	$40,040
China Mobile	12,268	150,705
China Mobile ADR	350	21,532
LG Uplus	2,972	31,784
MegaFon GDR	1,859	17,719
Mobile TeleSystems ADR	2,400	18,312
SK Telecom ADR	10,400	235,040
Telefonica Brasil ADR	5,880	85,084
TIM Participacoes ADR	8,800	107,712
Turkcell Iletisim Hizmetleri ADR †	3,950	31,837
VimpelCom ADR	11,200	38,976
Vodacom Group	2,430	27,302

		806,043

Utilities – 0.00%
ENEL RUSSIA PJSC †	100	67

		67

Total Emerging Markets (cost $5,624,380)		6,118,340

Total Common Stock (cost $36,236,494)		48,986,990

Convertible Preferred Stock – 0.07%

Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	8	9,767
Crown Castle International 4.50% exercise price $85.77, expiration date 11/1/16	60	6,781
DTE Energy 6.50% exercise price $116.31, expiration date 10/1/19	15	780
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	10	14,500
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	55	4,293
Wells Fargo & Co. 7.50%exercise price $156.71,expiration date 12/31/49	8	10,469

Total Convertible Preferred Stock (cost $41,226)		46,590

	Number of shares	Value (U.S. $)

Exchange-Traded Funds – 0.17%

iShares iBoxx $ High Yield Corporate Bond ETF	100	$8,726
iShares MSCI EAFE ETF	370	21,878
iShares MSCI EAFE Growth ETF	995	68,038
Vanguard FTSE Developed Markets ETF	440	16,461

Total Exchange-Traded Funds (cost $107,573)		115,103

	Principal amount°

Agency Collateralized Mortgage Obligations – 0.76%

Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	347	392
Series 2003-26 AT 5.00% 11/25/32	687	689
Series 2005-70 PA 5.50% 8/25/35	1,383	1,568
Series 2008-15 SB 6.075% 8/25/36 S●	24,449	5,079
Series 2010-29 PA 4.50% 10/25/38	1,652	1,664
Series 2010-41 PN 4.50% 4/25/40	20,000	22,157
Series 2010-43 HJ 5.50% 5/25/40	1,918	2,171
Series 2010-129 SM 5.475% 11/25/40 S●	18,696	3,252
Series 2012-98 MI 3.00% 8/25/31 S	55,074	5,391
Series 2012-122 SD 5.575% 11/25/42 S●	71,054	15,444
Series 2013-26 ID 3.00% 4/25/33 S	69,384	8,778
Series 2013-38 AI 3.00% 4/25/33 S	65,683	7,695
Series 2013-43 IX 4.00% 5/25/43 S	73,170	15,218
Series 2013-44 DI 3.00% 5/25/33 S	77,100	10,835
Series 2013-55 AI 3.00% 6/25/33 S	71,433	8,982
Series 2014-36 ZE 3.00% 6/25/44	13,941	14,050
Series 2014-90 SA 5.625% 1/25/45 S●	75,552	15,590
Series 2015-27 SA 5.925% 5/25/45 S●	82,502	19,502

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2015-44 Z 3.00% 9/25/43	23,878	$23,838
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22	17,998	19,813
Series 4065 DE 3.00% 6/15/32	5,000	5,319
Series 4109 AI 3.00% 7/15/31 S	116,439	11,403
Series 4120 IK 3.00% 10/15/32 S	62,958	7,495
Series 4146 IA 3.50% 12/15/32 S	63,903	8,953
Series 4159 KS 5.626% 1/15/43 S●	67,765	17,345
Series 4184 GS 5.596% 3/15/43 S●	68,912	17,607
Series 4185 LI 3.00% 3/15/33 S	68,489	9,034
Series 4342 CI 3.00% 11/15/33 S	71,204	7,281
Series 4435 DY 3.00% 2/15/35	19,000	19,833
Series 4592 WT 5.50% 6/15/46	43,868	49,218
Series 4594 SG 5.476% 6/15/46 S●	98,775	27,511
Freddie Mac Strips
Series 299 S1 5.476% 1/15/43 S●	69,922	14,856
Series 326 S2 5.426% 3/15/44 S●	79,596	17,576
GNMA
Series 2010-113 KE 4.50% 9/20/40	50,000	56,156
Series 2013-113 AZ 3.00% 8/20/43	26,323	26,028
Series 2015-133 AL 3.00% 5/20/45	25,000	25,374

Total Agency Collateralized Mortgage Obligations (cost $554,257)		523,097

Agency Commercial Mortgage-Backed Securities – 0.28%

Freddie Mac Multifamily Structured Pass Through Certificates
Series K041 A2 3.171% 10/25/24 ¿	25,000	27,192

	Principal amount°	Value (U.S. $)

Agency Commercial Mortgage-Backed Securities (continued)

Freddie Mac Multifamily Structured Pass Through Certificates
Series K055 A2 2.673% 3/25/26 ¿	20,000	$20,926
Series K056 A2 2.525% 5/25/26 ¿	10,000	10,337
Series K716 A2 3.13% 6/25/21 ¿	15,000	16,038
Series K722 A1 2.183% 5/25/22 ¿	9,962	10,184
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.341% 2/25/47 #●	10,000	11,187
Series 2012-K18 B 144A 4.40% 1/25/45 #●	10,000	10,871
Series 2012-K22 B 144A 3.811% 8/25/45 #●	15,000	15,939
Series 2012-K708 B 144A 3.883% 2/25/45 #●	10,000	10,306
Series 2012-K708 C 144A 3.883% 2/25/45 #●	10,000	9,999
Series 2013-K33 B 144A 3.618% 8/25/46 #●	10,000	10,287
Series 2013-K35 C 144A 4.077% 8/25/23 #●	10,000	9,789
Series 2013-K713 C 144A 3.274% 4/25/46 #●	25,000	24,924

Total Agency Commercial Mortgage-Backed Securities (cost $184,825)		187,979

Agency Mortgage-Backed Securities – 5.97%

Fannie Mae ARM
2.412% 5/1/43 ●	9,820	10,110
2.553% 6/1/43 ●	3,482	3,579
2.913% 7/1/45 ●	4,847	5,040
2.951% 12/1/45 ●	5,985	6,252
3.216% 4/1/44 ●	8,375	8,744
3.232% 3/1/44 ●	11,833	12,439
3.275% 9/1/43 ●	8,340	8,733
Fannie Mae S.F. 30 yr
3.50% 2/1/46	462	487
4.50% 11/1/39	8,953	9,982
4.50% 1/1/40	96,169	106,484
4.50% 6/1/40	9,370	10,422
4.50% 8/1/40	2,895	3,184
4.50% 7/1/41	23,817	26,442
4.50% 8/1/41	154,404	170,306

(continues)	17

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
4.50% 8/1/42	149,180	$164,632
4.50% 10/1/43	65,555	72,570
4.50% 10/1/44	6,153	6,810
4.50% 2/1/46	667,490	740,612
4.50% 3/1/46	3,647	4,030
5.00% 2/1/35	1,060	1,182
5.00% 11/1/35	1,108	1,233
5.00% 4/1/39	29,421	32,986
5.00% 12/1/39	4,043	4,543
5.00% 1/1/40	907	1,025
5.00% 5/1/41	14,950	16,758
5.00% 1/1/42	14,529	16,453
5.50% 12/1/32	336	382
5.50% 2/1/33	4,543	5,149
5.50% 6/1/33	2,186	2,482
5.50% 2/1/34	36,760	41,791
5.50% 4/1/34	1,919	2,181
5.50% 7/1/34	477	543
5.50% 9/1/34	5,622	6,398
5.50% 11/1/34	1,965	2,236
5.50% 12/1/34	1,436	1,630
5.50% 3/1/35	3,698	4,188
5.50% 5/1/35	5,291	6,016
5.50% 6/1/35	1,229	1,398
5.50% 1/1/36	5,700	6,483
5.50% 4/1/36	17,133	19,433
5.50% 7/1/36	7,852	8,929
5.50% 9/1/36	18,691	21,244
5.50% 11/1/36	1,333	1,509
5.50% 1/1/37	5,409	6,117
5.50% 2/1/37	4,579	5,183
5.50% 4/1/37	10,555	11,950
5.50% 8/1/37	9,476	10,781
5.50% 9/1/37	6,186	6,990
5.50% 1/1/38	219	248
5.50% 2/1/38	3,600	4,083
5.50% 3/1/38	2,793	3,174
5.50% 6/1/38	12,752	14,430
5.50% 7/1/38	2,282	2,585
5.50% 9/1/38	4,915	5,582
5.50% 1/1/39	9,006	10,238
5.50% 2/1/39	20,091	22,785
5.50% 6/1/39	6,795	7,707
5.50% 3/1/40	22,406	25,468
5.50% 7/1/40	10,610	12,062
5.50% 3/1/41	33,376	37,942
5.50% 9/1/41	42,678	48,343
6.00% 6/1/36	720	827

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 9/1/36	3,079	$3,612
6.00% 12/1/36	637	735
6.00% 2/1/37	2,040	2,341
6.00% 5/1/37	19,915	22,806
6.00% 6/1/37	342	396
6.00% 7/1/37	306	352
6.00% 8/1/37	2,576	2,949
6.00% 9/1/37	748	859
6.00% 11/1/37	120	137
6.00% 5/1/38	19,150	21,972
6.00% 7/1/38	30,920	35,460
6.00% 9/1/38	1,839	2,111
6.00% 10/1/38	599	688
6.00% 11/1/38	1,562	1,809
6.00% 1/1/39	2,982	3,414
6.00% 10/1/39	21,937	25,581
6.00% 3/1/40	2,566	2,944
6.00% 7/1/40	4,815	5,521
6.00% 9/1/40	2,506	2,875
6.00% 11/1/40	877	1,022
6.00% 5/1/41	38,536	44,226
6.00% 6/1/41	9,827	11,275
6.00% 7/1/41	40,916	46,941
6.50% 2/1/36	1,716	1,977
6.50% 3/1/40	17,776	20,822
6.50% 5/1/40	5,218	6,133
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/46	1,090,000	1,132,876
3.00% 11/1/46	230,000	238,502
Freddie Mac ARM
2.48% 1/1/44 ●	20,442	21,130
2.763% 10/1/45 ●	3,938	4,070
2.82% 9/1/45 ●	30,759	31,863
2.938% 10/1/45 ●	7,872	8,205
2.949% 11/1/44 ●	2,992	3,102
2.981% 11/1/45 ●	6,288	6,555
3.112% 3/1/46 ●	12,389	12,937
Freddie Mac S.F. 30 yr
4.00% 6/1/45	2,375	2,585
4.00% 12/1/45	1,014	1,104
4.50% 4/1/39	1,222	1,350
4.50% 5/1/40	50,108	56,100
4.50% 7/1/42	14,254	15,688
4.50% 12/1/43	9,166	10,151
4.50% 8/1/44	22,186	24,532
4.50% 7/1/45	65,000	71,486
5.00% 6/1/36	31,338	34,976

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
5.00% 8/1/41	17,075	$19,114
5.50% 3/1/34	738	838
5.50% 12/1/34	659	751
5.50% 6/1/36	435	494
5.50% 11/1/36	935	1,057
5.50% 12/1/36	173	196
5.50% 9/1/37	851	965
5.50% 12/1/37	117,807	133,839
5.50% 4/1/38	2,514	2,850
5.50% 6/1/38	641	727
5.50% 7/1/38	3,026	3,436
5.50% 6/1/39	2,675	3,027
5.50% 3/1/40	2,593	2,943
5.50% 8/1/40	9,307	10,544
5.50% 1/1/41	2,940	3,331
5.50% 6/1/41	25,150	28,546
6.00% 2/1/36	1,463	1,693
6.00% 3/1/36	1,931	2,232
6.00% 1/1/38	875	1,003
6.00% 6/1/38	2,325	2,667
6.00% 8/1/38	11,770	13,681
6.00% 5/1/40	4,408	5,091
6.00% 7/1/40	11,370	13,050
6.50% 4/1/39	3,593	4,135
GNMA I S.F. 30 yr
5.00% 3/15/40	34,898	37,894
GNMA II S.F. 30 yr
5.50% 5/20/37	4,365	4,883
5.50% 4/20/40	4,098	4,523
6.00% 2/20/39	7,453	8,522
6.00% 4/20/46	8,914	10,061

Total Agency Mortgage-Backed Securities (cost $4,052,698)		4,081,788

Convertible Bonds – 0.50%

Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18 @	21,000	20,737
Atlas Air Worldwide Holdings 2.25% exercise price $74.05, maturity date 6/1/22	6,000	5,846
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	5,000	6,259

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Blackhawk Network Holdings 144A 1.50% exercise price $49.83, maturity date 1/15/22 #	9,000	$8,617
Blackstone Mortgage Trust 5.25% exercise price $27.99, maturity date 12/1/18	15,000	16,519
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	8,000	7,670
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	11,000	10,966
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	9,000	9,517
Cemex 3.72% exercise price $11.45, maturity date 3/15/20	11,000	11,516
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18 @	12,000	11,850
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	8,000	10,160
Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #	9,000	9,394
DISH Network 144A 3.375% exercise price $65.18, maturity date 8/15/26 #	2,000	2,200
Exelon 6.50% exercise price $43.75, maturity date 6/1/17	50	2,337
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18 @	7,000	6,685
General Cable 4.50% exercise price $31.96, maturity date 11/15/29 @ϕ	11,000	7,404
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	7,000	8,238
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	8,000	7,575

(continues)	19

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	4,000	$5,460
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	7,000	7,367
Insulet 144A 1.25% exercise price $58.37, maturity date 9/15/21 #	1,000	989
Jefferies Group 3.875% exercise price $44.04, maturity date 11/1/29	7,000	7,123
Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21 #	3,000	3,184
Liberty Interactive 144A 1.00% exercise price $64.15, maturity date 9/30/43 #	13,000	11,234
Liberty Media 144A 2.25% exercise price $104.55, maturity date 9/30/46 #	2,000	2,086
Medicines 144A 2.75% exercise price $48.97, maturity date 7/15/23 #	4,000	4,093
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	16,000	16,060
Microchip Technology 1.625% exercise price $65.17, maturity date 2/15/25	5,000	6,400
Micron Technology 3.00% exercise price $29.16, maturity date 11/15/43	5,000	4,469
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19 @	4,000	4,100
Novellus Systems 2.625% exercise price $34.00, maturity date 5/15/41	4,000	11,163
NuVasive 144A 2.25% exercise price $59.82, maturity date 3/15/21 #	3,000	3,810
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	5,000	5,913
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20	7,000	7,131

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	15,000	$14,850
Ship Finance International 5.75% exercise price $17.77, maturity date 10/15/21	3,000	3,000
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18 @	11,000	9,859
Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21	7,000	7,958
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	8,000	8,485
Vector Group 1.75% exercise price $23.46, maturity date 4/15/20 ●	6,000	6,866
Vector Group 2.50% exercise price $15.22, maturity date 1/15/19 ●	3,000	4,456
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20	13,000	13,301
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	11,000	10,477

Total Convertible Bonds (cost $328,869)		343,324

Corporate Bonds – 11.41%

Banking – 1.57%
Bank Nederlandse Gemeenten
144A 1.625% 4/19/21 #	22,000	22,199
5.25% 5/20/24	AUD 4,000	3,624
Bank of America 4.45% 3/3/26	110,000	118,281
Bank of New York Mellon
2.15% 2/24/20	5,000	5,088
2.20% 8/16/23	25,000	24,948
2.50% 4/15/21	30,000	30,851
2.80% 5/4/26	5,000	5,138
4.625% 12/29/49 ●	20,000	19,750
BB&T 2.05% 5/10/21	95,000	96,054
Citizens Financial Group
2.375% 7/28/21	10,000	10,046
4.30% 12/3/25	15,000	15,769

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Fifth Third Bancorp 2.875% 7/27/20		5,000	$5,196
Goldman Sachs Group
5.15% 5/22/45		25,000	27,369
5.20% 12/17/19	NZD	4,000	3,062
Huntington Bancshares 2.30% 1/14/22		5,000	4,988
JPMorgan Chase & Co.
1.373% 1/28/19 ●		7,000	7,013
4.25% 11/2/18	NZD	15,000	11,162
4.25% 10/1/27		110,000	118,284
6.75% 8/29/49 ●		15,000	16,575
KeyCorp 5.00% 12/29/49 ●		105,000	103,687
KFW 1.50% 6/15/21		20,000	20,088
Morgan Stanley
1.565% 1/24/19 ●		8,000	8,031
3.125% 7/27/26		30,000	30,243
3.95% 4/23/27		55,000	57,249
5.00% 9/30/21	AUD	9,000	7,468
PNC Financial Services Group 5.625% 2/1/17		37,000	37,535
Santander UK Group Holdings
2.875% 10/16/20		35,000	35,335
3.125% 1/8/21		10,000	10,198
State Street
2.55% 8/18/20		15,000	15,565
3.10% 5/15/23		10,000	10,399
3.55% 8/18/25		15,000	16,282
SunTrust Banks 2.35% 11/1/18		20,000	20,355
Toronto-Dominion Bank
2.50% 12/14/20		50,000	51,446
3.625% 9/15/31 ●		20,000	20,090
U.S. Bancorp
3.10% 4/27/26		10,000	10,343
3.60% 9/11/24		10,000	10,727
USB Capital IX 3.50% 10/29/49 ●		55,000	47,163
Wells Fargo & Co. 3.00% 7/27/21	AUD	7,000	5,381
Zions Bancorporation 4.50% 6/13/23		10,000	10,466

			1,073,448

Basic Industry – 0.73%
CCL Industries 144A 3.25% 10/1/26 #		10,000	10,058
CF Industries 6.875% 5/1/18		25,000	26,903

		Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Crown Americas 144A 4.25% 9/30/26 #		8,000	$8,020
Dow Chemical 8.55% 5/15/19		78,000	91,537
Eastman Chemical 4.65% 10/15/44		60,000	61,454
General Electric
2.10% 12/11/19		10,000	10,249
4.25% 1/17/18	NZD	10,000	7,394
5.55% 5/4/20		10,000	11,351
6.00% 8/7/19		19,000	21,478
Georgia-Pacific 8.00% 1/15/24		40,000	53,109
International Paper
4.40% 8/15/47		30,000	30,465
5.15% 5/15/46		30,000	33,402
INVISTA Finance 144A 4.25% 10/15/19 #		20,000	20,002
Lundin Mining 144A 7.50% 11/1/20 #		8,000	8,540
Masco 3.50% 4/1/21		20,000	20,800
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #		15,000	16,153
PolyOne 5.25% 3/15/23		13,000	13,521
Rio Tinto Finance USA 3.75% 6/15/25		20,000	21,556
Southern Copper 5.875% 4/23/45		20,000	19,993
Vale Overseas 5.875% 6/10/21		5,000	5,247
WR Grace 144A 5.125% 10/1/21 #		5,000	5,325

			496,557

Capital Goods – 0.22%
Ball 5.25% 7/1/25		10,000	10,813
Crane
2.75% 12/15/18		5,000	5,100
4.45% 12/15/23		15,000	16,161
Fortune Brands Home & Security 3.00% 6/15/20		10,000	10,306
Lockheed Martin 3.55% 1/15/26		40,000	43,308
Waste Management 2.40% 5/15/23		65,000	65,746

			151,434

(continues)	21

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical – 0.85%
American Axle & Manufacturing 6.25% 3/15/21	9,000	$9,427
Aramark Services 144A 5.125% 1/15/24 #	20,000	20,850
CDK Global 4.50% 10/15/24	5,000	5,005
CVS Health
3.875% 7/20/25	85,000	92,702
5.00% 12/1/24	10,000	11,602
Daimler 2.75% 12/10/18	NOK 80,000	10,320
Ford Motor 7.45% 7/16/31	14,000	18,563
General Motors Financial
3.45% 4/10/22	40,000	40,622
3.70% 5/9/23	5,000	5,093
5.25% 3/1/26	5,000	5,501
Goodyear Tire & Rubber 5.00% 5/31/26	15,000	15,469
Hanesbrands 144A 4.875% 5/15/26 #	30,000	30,825
Host Hotels & Resorts
3.75% 10/15/23	5,000	5,071
4.50% 2/1/26	10,000	10,547
Hyundai Capital America
144A 2.55% 2/6/19 #	20,000	20,359
144A 2.75% 9/27/26 #	15,000	14,847
144A 3.00% 3/18/21 #	5,000	5,191
KFC Holding
144A 5.00% 6/1/24 #	6,000	6,285
144A 5.25% 6/1/26 #	8,000	8,480
L Brands 6.75% 7/1/36	10,000	10,806
Lowe’s 3.70% 4/15/46	25,000	25,899
Marriott International 3.125% 6/15/26	20,000	20,255
MGM Resorts International 4.625% 9/1/26	15,000	14,700
Sally Holdings 5.75% 6/1/22	5,000	5,237
Starbucks 2.45% 6/15/26	10,000	10,169
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	10,000	10,495
4.50% 10/1/34	5,000	5,258
Target 3.625% 4/15/46	30,000	31,049
Tempur Sealy International 144A 5.50% 6/15/26 #	10,000	10,325
Toyota Motor Credit 2.80% 7/13/22	20,000	21,018
Walgreens Boots Alliance 3.10% 6/1/23	50,000	51,648

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Walgreens Boots Alliance
3.45% 6/1/26	20,000	$20,804
4.80% 11/18/44	5,000	5,534

		579,956

Consumer Non-Cyclical – 1.85%
AbbVie
3.20% 5/14/26	75,000	76,079
4.45% 5/14/46	15,000	15,731
Actavis Funding
3.45% 3/15/22	5,000	5,255
3.80% 3/15/25	40,000	42,409
Altria Group 3.875% 9/16/46	15,000	15,631
Anheuser-Busch InBev Finance 3.65% 2/1/26	90,000	96,847
Arcor SAIC 144A 6.00% 7/6/23 #	5,000	5,337
AstraZeneca 3.375% 11/16/25	20,000	21,385
Becton Dickinson 6.375% 8/1/19	20,000	22,582
Biogen
4.05% 9/15/25	10,000	10,907
5.20% 9/15/45	15,000	17,714
Celgene
3.25% 8/15/22	5,000	5,255
3.875% 8/15/25	15,000	16,068
DaVita 5.00% 5/1/25	30,000	30,187
Gilead Sciences
2.95% 3/1/27	15,000	15,178
4.15% 3/1/47	40,000	40,989
HCA
5.25% 6/15/26	20,000	21,300
5.375% 2/1/25	20,000	20,675
HealthSouth
5.125% 3/15/23	5,000	5,012
5.75% 11/1/24	5,000	5,203
JBS USA 144A 5.75% 6/15/25 #	15,000	14,813
Kraft Heinz Foods 3.00% 6/1/26	55,000	55,552
Kroger 3.875% 10/15/46	5,000	5,054
Mallinckrodt International Finance 144A 5.50% 4/15/25 #	20,000	19,100
Molson Coors Brewing
2.10% 7/15/21	5,000	5,052
3.00% 7/15/26	15,000	15,135
4.20% 7/15/46	35,000	36,624

22

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Mylan
144A 3.15% 6/15/21 #	10,000	$10,199
144A 3.95% 6/15/26 #	70,000	70,666
New York & Presbyterian Hospital 4.063% 8/1/56	20,000	21,621
Post Holdings 144A 5.00% 8/15/26 #	20,000	19,950
Prestige Brands 144A 5.375% 12/15/21 #	12,000	12,480
Reynolds American
4.00% 6/12/22	15,000	16,316
4.45% 6/12/25	70,000	78,240
Shire Acquisitions Investments Ireland
2.40% 9/23/21	20,000	20,048
2.875% 9/23/23	25,000	25,160
3.20% 9/23/26	10,000	10,069
Sysco 3.30% 7/15/26	105,000	109,069
Teva Pharmaceutical Finance Netherlands III
2.20% 7/21/21	15,000	14,960
2.80% 7/21/23	70,000	70,288
Thermo Fisher Scientific 3.00% 4/15/23	90,000	92,304
Transurban Finance 144A 3.375% 3/22/27 #	10,000	10,097
Universal Health Services 144A 5.00% 6/1/26 #	5,000	5,219
Zimmer Biomet Holdings
3.375% 11/30/21	15,000	15,730
4.625% 11/30/19	20,000	21,575

		1,265,065

Energy – 0.78%
Anadarko Petroleum 5.55% 3/15/26	25,000	28,303
BP Capital Markets 3.017% 1/16/27	15,000	15,256
Colorado Interstate Gas 144A 4.15% 8/15/26 #	20,000	19,868
ConocoPhillips 4.95% 3/15/26	30,000	33,878
Ecopetrol 7.375% 9/18/43	10,000	10,550
Energy Transfer Equity 7.50% 10/15/20	15,000	16,537
Energy Transfer Partners
4.75% 1/15/26	30,000	31,051
9.70% 3/15/19	15,000	17,219

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
EnLink Midstream Partners
2.70% 4/1/19	10,000	$9,940
4.85% 7/15/26	10,000	10,082
Enterprise Products Operating
3.95% 2/15/27	20,000	21,001
7.034% 1/15/68 ●	5,000	5,284
Hess 4.30% 4/1/27	15,000	15,148
Murphy Oil USA 6.00% 8/15/23	21,000	22,181
NiSource Finance 6.125% 3/1/22	15,000	17,919
Noble Energy 5.05% 11/15/44	10,000	9,910
Petrobras Global Finance
6.25% 3/17/24	7,000	6,825
8.375% 5/23/21	5,000	5,475
Plains All American Pipeline 8.75% 5/1/19	20,000	23,069
Regency Energy Partners
5.50% 4/15/23	17,000	17,566
5.875% 3/1/22	5,000	5,520
Shell International Finance
2.875% 5/10/26	5,000	5,081
3.75% 9/12/46	15,000	14,848
4.00% 5/10/46	30,000	30,771
Sunoco Logistics Partners Operations 3.90% 7/15/26	20,000	20,435
Targa Resources Partners
144A 5.125% 2/1/25 #	10,000	10,037
144A 5.375% 2/1/27 #	10,000	10,087
Transcanada Trust 5.875% 8/15/76 ●	15,000	15,907
Williams Partners 7.25% 2/1/17	15,000	15,276
Woodside Finance
144A 3.65% 3/5/25 #	15,000	15,152
144A 3.70% 9/15/26 #	10,000	10,073
144A 8.75% 3/1/19 #	15,000	17,170
YPF
144A 8.75% 4/4/24 #	15,000	16,742
144A 31.354% 7/7/20 #●	10,000	11,710

		535,871

Financials – 0.25%
Affiliated Managers Group 3.50% 8/1/25	15,000	14,940
Air Lease 3.00% 9/15/23	20,000	19,823

(continues)	23

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Financials (continued)
Aviation Capital Group
144A 4.875% 10/1/25 #	25,000	$27,156
144A 6.75% 4/6/21 #	10,000	11,763
Berkshire Hathaway
2.75% 3/15/23	10,000	10,401
3.125% 3/15/26	35,000	36,831
E*TRADE Financial 5.875% 12/29/49 ●	20,000	20,750
Jefferies Group
6.45% 6/8/27	5,000	5,672
6.50% 1/20/43	5,000	5,235
Lazard Group
3.75% 2/13/25	10,000	10,084
6.85% 6/15/17	6,000	6,192

		168,847

Insurance – 0.50%
Berkshire Hathaway Finance 2.90% 10/15/20	20,000	21,035
Liberty Mutual Group 144A 4.95% 5/1/22 #	10,000	11,172
MetLife
6.40% 12/15/36	30,000	33,281
6.817% 8/15/18	80,000	87,878
Principal Life Global Funding II 144A 3.00% 4/18/26 #	60,000	61,055
Prudential Financial
4.50% 11/15/20	35,000	38,622
5.375% 5/15/45 ●	10,000	10,450
5.875% 9/15/42 ●	10,000	11,045
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	10,000	10,311
144A 4.125% 11/1/24 #	20,000	21,121
USI 144A 7.75% 1/15/21 #	5,000	5,100
XLIT
4.45% 3/31/25	10,000	10,168
5.50% 3/31/45	15,000	14,727
6.50% 12/29/49 ●	10,000	7,524

		343,489

Media – 0.58%
21st Century Fox America 4.95% 10/15/45	25,000	28,455
CCO Holdings
144A 5.125% 5/1/23 #	15,000	15,694
144A 5.75% 2/15/26 #	15,000	15,938
Charter Communications Operating 144A 4.908% 7/23/25 #	65,000	71,825

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Media (continued)
Comcast 2.35% 1/15/27	90,000	$88,923
CSC Holdings 5.25% 6/1/24	7,000	6,667
DISH DBS 5.00% 3/15/23	11,000	10,725
Gray Television 144A 5.125% 10/15/24 #	10,000	9,837
Nexstar Escrow 144A 5.625% 8/1/24 #	15,000	15,075
Sinclair Television Group 144A 5.125% 2/15/27 #	20,000	19,600
Sirius XM Radio
144A 5.375% 4/15/25 #	25,000	25,875
144A 5.375% 7/15/26 #	30,000	30,900
Time Warner Cable 7.30% 7/1/38	20,000	25,670
Tribune Media 5.875% 7/15/22	20,000	20,337
Viacom 3.45% 10/4/26	15,000	15,024

		400,545

Real Estate – 0.55%
Alexandria Real Estate Equities 3.95% 1/15/27	5,000	5,242
American Tower
4.00% 6/1/25	25,000	26,789
4.40% 2/15/26	55,000	60,354
American Tower Trust I 144A 3.07% 3/15/23 #	20,000	20,871
AvalonBay Communities 2.95% 5/11/26	60,000	60,080
Corporate Office Properties
3.60% 5/15/23	15,000	15,013
5.25% 2/15/24	15,000	16,313
Crown Castle International 5.25% 1/15/23	20,000	22,722
CubeSmart 3.125% 9/1/26	15,000	14,965
DDR 7.50% 4/1/17	5,000	5,147
Education Realty Operating Partnership 4.60% 12/1/24	10,000	10,440
Hospitality Properties Trust 4.50% 3/15/25	10,000	10,218
Kite Realty Group 4.00% 10/1/26	5,000	5,050
MGM Growth Properties Operating Partnership 144A 4.50% 9/1/26 #	15,000	15,075
Sovran Acquisition 3.50% 7/1/26	15,000	15,339
UDR 4.00% 10/1/25	55,000	59,413

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
WP Carey 4.60% 4/1/24	10,000	$10,466

		373,497

Services – 0.12%
AECOM 5.875% 10/15/24	13,000	13,942
GEO Group
5.125% 4/1/23	10,000	8,550
5.875% 10/15/24	10,000	8,650
United Rentals North America
4.625% 7/15/23	20,000	20,575
5.50% 7/15/25	13,000	13,309
5.875% 9/15/26	5,000	5,175
Zayo Group 6.00% 4/1/23	10,000	10,550

		80,751

Technology – 0.50%
Activision Blizzard 144A 3.40% 9/15/26 #	25,000	25,159
Apple 3.85% 8/4/46	20,000	20,509
Cisco Systems
1.85% 9/20/21	20,000	20,134
2.20% 9/20/23	15,000	15,133
Diamond 1 Finance 144A 6.02% 6/15/26 #	60,000	65,898
Fidelity National Information Services
3.00% 8/15/26	15,000	14,884
5.00% 10/15/25	25,000	28,561
First Data
144A 5.75% 1/15/24 #	45,000	46,406
144A 7.00% 12/1/23 #	22,000	23,320
Fortive 144A 3.15% 6/15/26 #	20,000	20,610
Microsoft
2.40% 8/8/26	25,000	25,053
3.45% 8/8/36	20,000	20,417
Oracle 4.00% 7/15/46	15,000	15,540

		341,624

Telecommunications – 0.64%
AT&T
4.125% 2/17/26	25,000	27,067
4.35% 6/15/45	15,000	14,836
144A 4.50% 3/9/48 #	35,000	35,330
CC Holdings GS V 3.849% 4/15/23	10,000	10,711
CenturyLink
5.80% 3/15/22	20,000	20,575
6.75% 12/1/23	13,000	13,569

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Telecommunications (continued)
Crown Castle Towers 144A 4.883% 8/15/20 #	55,000	$60,168
Equinix 5.375% 4/1/23	20,000	21,075
Frontier Communications 8.875% 9/15/20	5,000	5,413
Level 3 Financing 5.375% 5/1/25	10,000	10,462
SBA Communications 144A 4.875% 9/1/24 #	15,000	15,150
SBA Tower Trust 144A 2.24% 4/16/18 #	25,000	25,086
Sprint Communications
144A 7.00% 3/1/20 #	10,000	10,775
144A 9.00% 11/15/18 #	10,000	11,075
TELUS 2.80% 2/16/27	15,000	15,050
T-Mobile USA 6.125% 1/15/22	16,000	17,060
Verizon Communications
1.75% 8/15/21	40,000	39,608
4.125% 8/15/46	70,000	70,317
4.862% 8/21/46	10,000	11,247
WPP Finance 2010 5.625% 11/15/43	5,000	5,955

		440,529

Transportation – 0.42%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	9,602	9,963
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	14,318	14,693
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ¿	4,882	5,181
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ¿	9,976	10,562
Burlington Northern Santa Fe 4.70% 9/1/45	40,000	47,146
ERAC USA Finance 144A 3.30% 12/1/26 #	30,000	30,928
Norfolk Southern 2.90% 6/15/26	25,000	25,693
Penske Truck Leasing
144A 3.30% 4/1/21 #	15,000	15,612
144A 3.375% 2/1/22 #	70,000	72,880
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	4,714	5,061

(continues)	25

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	14,135	$14,895
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ¿	10,000	10,239
United Parcel Service 5.125% 4/1/19	20,000	21,933

		284,786

Utilities – 1.85%
AES Gener 144A 5.25% 8/15/21 #	5,000	5,315
Ameren Illinois 9.75% 11/15/18	35,000	40,861
American Transmission Systems 144A 5.25% 1/15/22 #	40,000	46,010
AmeriGas Partners 5.875% 8/20/26	10,000	10,625
Appalachian Power 4.45% 6/1/45	60,000	65,845
Berkshire Hathaway Energy 3.75% 11/15/23	50,000	54,667
Black Hills
3.15% 1/15/27	10,000	10,116
3.95% 1/15/26	5,000	5,364
Calpine
5.375% 1/15/23	5,000	5,006
5.50% 2/1/24	20,000	19,850
CMS Energy 6.25% 2/1/20	15,000	17,106
ComEd Financing III 6.35% 3/15/33 @	20,000	21,113
Commonwealth Edison
3.65% 6/15/46	5,000	5,132
4.35% 11/15/45	15,000	17,207
Consumers Energy
3.25% 8/15/46	30,000	29,602
4.10% 11/15/45	5,000	5,662
Dominion Gas Holdings 4.60% 12/15/44	15,000	16,219
Dominion Resources
2.85% 8/15/26	5,000	4,984
3.90% 10/1/25	30,000	32,337
DTE Energy
2.85% 10/1/26	20,000	19,957
3.30% 6/15/22	15,000	15,894
Duke Energy 4.80% 12/15/45	20,000	22,799

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Duke Energy Carolinas 3.875% 3/15/46	5,000	$5,297
Emera 6.75% 6/15/76 ●	30,000	32,324
Emera US Finance 144A 4.75% 6/15/46 #	40,000	43,104
Entergy 4.00% 7/15/22	25,000	27,154
Entergy Louisiana
4.05% 9/1/23	20,000	22,094
4.95% 1/15/45	5,000	5,329
Entergy Mississippi 2.85% 6/1/28	20,000	20,477
Exelon 3.95% 6/15/25	15,000	16,208
Fortis 144A 3.055% 10/4/26 #	40,000	39,915
Great Plains Energy 4.85% 6/1/21	10,000	10,957
IPALCO Enterprises 5.00% 5/1/18	10,000	10,475
ITC Holdings
3.25% 6/30/26	5,000	5,086
3.65% 6/15/24	10,000	10,533
Kansas City Power & Light 3.65% 8/15/25	20,000	21,259
KeySpan Gas East 144A 2.742% 8/15/26 #	20,000	20,269
LG&E & KU Energy 4.375% 10/1/21	20,000	22,073
Louisville Gas & Electric
3.30% 10/1/25	5,000	5,359
4.375% 10/1/45	5,000	5,746
Massachusetts Electric 144A 4.004% 8/15/46 #	40,000	41,706
Metropolitan Edison 144A 4.00% 4/15/25 #	5,000	5,227
MidAmerican Energy 4.25% 5/1/46	5,000	5,718
National Rural Utilities Cooperative Finance
2.70% 2/15/23	15,000	15,630
2.85% 1/27/25	15,000	15,628
4.75% 4/30/43 ●	20,000	20,356
5.25% 4/20/46 ●	5,000	5,408
NextEra Energy Capital Holdings
2.40% 9/15/19	15,000	15,304
3.625% 6/15/23	10,000	10,626
NV Energy 6.25% 11/15/20	15,000	17,619
Pennsylvania Electric 5.20% 4/1/20	15,000	16,230

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Public Service Co. of Oklahoma 5.15% 12/1/19	70,000	$76,863
SCANA 4.125% 2/1/22	15,000	15,698
South Carolina Electric & Gas 4.10% 6/15/46	15,000	16,050
Southern
2.75% 6/15/20	25,000	25,809
3.25% 7/1/26	25,000	25,946
4.40% 7/1/46	20,000	21,671
Southern Co. Gas Capital
3.25% 6/15/26	20,000	20,708
3.95% 10/1/46	15,000	15,228
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	5,000	5,340
Wisconsin Electric Power 4.30% 12/15/45	10,000	11,539
Xcel Energy 3.30% 6/1/25	65,000	68,697

		1,268,331

Total Corporate Bonds (cost $7,521,397)		7,804,730

Municipal Bonds – 0.30%

Bay Area Toll Authority (Build America Bonds)
Series S3 6.907% 10/1/50	25,000	40,229
California State Various Purposes 5.00% 9/1/26	10,000	12,986
(Build America Bonds) 7.55% 4/1/39	20,000	32,028
Commonwealth of Massachusetts
Series B 5.00% 7/1/26	5,000	6,514
Series C 5.00% 10/1/25	10,000	12,891
Series D 5.00% 4/1/26	5,000	6,488
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	15,000	17,987
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	10,000	11,829
(Build America Bonds)
Series A 7.102% 1/1/41	10,000	15,283
Series F 7.414% 1/1/40	5,000	7,864
New York City, New York
Series C 5.00% 8/1/26	10,000	12,891
Series C 5.00% 8/1/27	5,000	6,396

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

South Carolina Public Service Authority
Series D 4.77% 12/1/45	5,000	$5,717
Texas Water Development Board
Water Implementation Revenue 5.00% 10/15/46	15,000	18,301

Total Municipal Bonds (cost $203,290)		207,404

Non-Agency Asset-Backed Securities – 0.51%

Ally Master Owner Trust
Series 2014-4 A2 1.43% 6/17/19	25,000	25,044
CNH Equipment Trust
Series 2016-B A2B 0.924% 10/15/19 ●	5,000	5,006
Discover Card Execution Note Trust
Series 2015-A1 A1 0.874% 8/17/20 ●	135,000	135,376
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	10,000	10,008
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.084% 7/16/18 ●	10,000	10,005
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.146% 9/27/21 #=●	10,000	10,000
Nissan Auto Lease Trust
Series 2015-B A2B 1.054% 12/15/17 ●	18,454	18,479
PFS Financing
Series 2015-AA A 144A 1.144% 4/15/20 #●	100,000	99,224
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	35,000	34,971

Total Non-Agency Asset-Backed Securities (cost $348,837)		348,113

Non-Agency Collateralized Mortgage Obligations – 0.07%

Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	389	376

(continues)	27

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	7,521	$7,485
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	23,637	24,176
Structured Asset Securities Corporation Mortgage Pass Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ¿	4,725	4,804
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	2,986	3,020
Series 2006-AR5 2A1 3.158% 4/25/36 ●	8,690	8,138

Total Non-Agency Collateralized Mortgage Obligations (cost $44,330)		47,999

Non-Agency Commercial Mortgage-Backed Securities – 1.22%

Banc of America Commercial Mortgage Trust
Series 2007-4 AM 6.005% 2/10/51 ●	20,000	20,622
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PWR18 A4 5.70% 6/11/50	23,188	23,883
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.90% 12/10/49 ●	10,000	10,158
Series 2014-GC25 A4 3.635% 10/10/47	10,000	10,838
Series 2015-GC27 A5 3.137% 2/10/48	15,000	15,715
Series 2016-P3 A4 3.329% 4/15/49	15,000	15,961
Series 2016-P5 A4 2.941% 10/10/49	15,000	15,450
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	15,000	15,544
Series 2014-CR19 A5 3.796% 8/10/47	10,000	10,954
Series 2014-CR20 AM 3.938% 11/10/47	30,000	32,533

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

COMM Mortgage Trust
Series 2015-CR23 A4 3.497% 5/10/48	10,000	$10,731
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	25,000	25,206
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	40,000	42,543
Series 2016-C3 A5 2.89% 9/10/49	35,000	36,087
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	210,000	223,597
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	20,000	22,089
Series 2015-GC32 A4 3.764% 7/10/48	10,000	10,997
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	35,000	38,353
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	30,000	31,568
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.678% 8/12/37 ●	10,000	10,732
Series 2005-LDP5 D 5.735% 12/15/44 ●	10,000	9,972
Series 2013-LC11 B 3.499% 4/15/46	10,000	10,468
Series 2015-JP1 A5 3.914% 1/15/49	10,000	11,094
Series 2016-JP2 A4 2.822% 8/15/49	20,000	20,498
Series 2016-JP3 B 3.397% 8/15/49 ●	10,000	10,251
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	792	792
Series 2006-C6 AJ 5.452% 9/15/39 ●	10,000	9,299
Series 2006-C6 AM 5.413% 9/15/39	2	2

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	15,000	$16,481
Series 2015-C23 A4 3.719% 7/15/50	35,000	38,414
Series 2015-C26 A5 3.531% 10/15/48	15,000	16,276
Series 2016-C29 A4 3.325% 5/15/49	20,000	21,276
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	10,000	10,489
Series 2015-NXS3 A4 3.617% 9/15/57	15,000	16,204
Series 2016-BNK1 A3 2.652% 8/15/49	20,000	20,324

Total Non-Agency Commercial Mortgage-Backed Securities (cost $821,080)		835,401

Regional Bonds – 0.06%Δ

Australia – 0.05%
New South Wales Treasury 4.00% 5/20/26	AUD 7,400	6,565
Queensland Treasury
144A 3.25% 7/21/26 #	AUD 26,000	21,372
144A 3.25% 7/21/28 #	AUD 7,000	5,726

		33,663

Canada – 0.01%
Province of Ontario 3.45% 6/2/45	CAD 12,000	10,657

		10,657

Total Regional Bonds (cost $41,366)		44,320

Senior Secured Loans – 2.11%«

Air Medical Group Holdings Tranche B 1st Lien 4.25% 4/28/22	29,688	29,517
Amaya Holdings 1st Lien 5.00% 8/1/21	30,000	30,009
Aramark Services Tranche E 3.338% 9/7/19	15,123	15,215
Avago Technologies Cayman Finance Tranche B 1st Lien 3.524% 2/1/23	10,121	10,254

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	45,000	$45,112
Builders Firstsource Tranche B 1st Lien 4.75% 7/31/22	44,888	45,187
Cable & Wireless Tranche B1 1st Lien 5.588% 12/31/22	45,000	45,478
Cablevision Tranche B 1st Lien 3.75% 10/31/24	45,000	45,159
Community Health Systems Tranche F 1st Lien 4.083% 12/31/18	51,302	51,084
DaVita Tranche B 3.50% 6/24/21	44,885	45,208
ExamWorks Group Tranche 1st Lien 4.75% 7/27/23	45,000	45,345
FCA U.S. Tranche B 1st Lien 3.50% 5/24/17	2,847	2,856
First Data Tranche B 1st Lien
4.275% 7/10/22	40,000	40,286
4.525% 3/24/21	34,727	34,978
First Eagle Holdings Tranche B 1st Lien 4.838% 12/1/22	30,000	29,962
Flying Fortress Tranche B 1st Lien 3.588% 4/30/20	50,000	50,344
FMG Resources August 2006 1st Lien 3.75% 6/30/19	45,000	45,007
Frank Russell Tranche B 1st Lien 6.75% 6/1/23	30,000	29,831
Gardner Denver 1st Lien 4.25% 7/30/20	29,923	29,055
Gates Global 1st Lien 4.25% 7/6/21	43,680	43,099
Hanson Building Tranche B 1st Lien 6.50% 3/13/22 @	45,000	44,901
HCA Tranche B6 1st Lien 3.774% 3/17/23	40,298	40,811
Hilton Worldwide Finance Tranche B1 1st Lien 3.50% 10/26/20	6,065	6,100
Hilton Worldwide Finance Tranche B2 1st Lien 3.215% 10/25/23	62,005	62,537
Houghton International 1st Lien 4.25% 12/20/19	86,625	86,408
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	18,880	18,706
JC Penney Tranche B 1st Lien 5.25% 6/23/23	45,000	45,293
KIK Custom Products 1st Lien 6.00% 8/26/22 @	30,000	30,050

(continues)	29

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Landry’s Tranche B 1st Lien 4.00% 4/24/18	14,785	$14,822
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	35,000	35,241
PQ 1st Lien 5.75% 11/4/22	45,000	45,366
Republic of Angola (Unsecured) 7.175% 12/16/23 @	29,063	25,139
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23	14,925	15,095
TransDigm Tranche F 1st Lien 3.75% 6/9/23	40,000	40,038
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	78,631	78,827
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19	24,068	24,106
Western Digital Tranche B 1st Lien 4.50% 4/29/23	45,000	45,548
WideOpenWest Finance Tranche B 1st Lien 4.50% 8/19/23	40,000	39,878
Windstream Services Tranche B6 1st Lien 4.75% 3/30/21	30,000	30,150

Total Senior Secured Loans (cost $1,437,004)		1,442,002

Sovereign Bonds – 0.50%Δ

Australia – 0.04%
Australia Government Bond 3.75% 4/21/37	AUD 33,000	30,187

		30,187

Canada – 0.05%
Canadian Government Bond 2.75% 12/1/48	CAD 3,000	2,918
Province of British Columbia 2.25% 6/2/26	15,000	15,318
Province of Manitoba 2.125% 6/22/26	15,000	15,046

		33,282

Hungary – 0.03%
Hungary Government International Bond 5.75% 11/22/23	20,000	23,593

		23,593

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

Indonesia – 0.03%
Indonesia Treasury Bond 9.00% 3/15/29	IDR	260,000,000	$22,781

			22,781

Mexico – 0.14%
Mexican Bonos
5.75% 3/5/26	MXN	1,651,000	83,641
8.50% 5/31/29	MXN	136,000	8,399

			92,040

Peru – 0.03%
Peruvian Government International Bond 6.95% 8/12/31	PEN	68,000	21,905

			21,905

Poland – 0.07%
Poland Government Bond
2.50% 7/25/26	PLN	165,000	41,693
3.25% 7/25/25	PLN	17,000	4,589

			46,282

Republic of Korea – 0.03%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	21,657,734	20,161

			20,161

South Africa – 0.04%
South Africa Government Bond 8.00% 1/31/30	ZAR	356,000	23,894

			23,894

United Kingdom – 0.01%
United Kingdom Gilt 3.50% 1/22/45	GBP	4,600	8,704

			8,704

Uruguay – 0.03%
Uruguay Government International Bond 5.10% 6/18/50		20,000	20,800

			20,800

Total Sovereign Bonds (cost $352,098)			343,629

Supranational Banks – 0.23%

Asian Development Bank 0.50% 3/24/20	AUD	8,000	5,744
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	180,000,000	14,048

	Principal amount°		Value (U.S. $)

Supranational Banks (continued)

European Bank for Reconstruction & Development 9.25% 12/2/20	IDR	210,000,000	$17,740
Inter-American Development Bank 6.00% 9/5/17	INR	3,300,000	49,249
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	88,000	66,494
4.625% 10/6/21	NZD	4,000	3,188

Total Supranational Banks (cost $151,576)			156,463

U.S. Treasury Obligations – 1.07%

U.S. Treasury Bond 2.50% 5/15/46		152,000	157,326
U.S. Treasury Notes 1.125% 7/31/21 ¥		575,000	574,236

Total U.S. Treasury Obligations (cost $733,206)			731,562

	Number of shares

Preferred Stock – 0.11%

General Electric 5.00% ●		35,000	37,265
Integrys Energy Group 6.00% ●		600	16,447
US Bancorp 3.50% ●		25	21,903

Total Preferred Stock (cost $67,888)			75,615

Rights – 0.00%

Air Liquide exercise price EUR 76.00 expiration 10/11/16 =†		480	1,311

Total Rights (cost $0)			1,311

	Principal amount°

Short-Term Investments – 5.54%

Discount Notes – 1.23%≠
Federal Home Loan Bank
0.275% 10/12/16		151,921	151,914
0.28% 10/20/16		148,943	148,930
0.285% 11/10/16		134,909	134,879
0.30% 11/3/16		148,943	148,916
0.31% 1/25/17		186,575	186,421

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Discount Notes≠ (continued)
Federal Home Loan Bank 0.315% 11/1/16	70,478	$70,466

		841,526

Repurchase Agreements – 3.70%
Bank of America Merrill Lynch 0.39%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $696,586 (collateralized by U.S. government obligations 0.125% 4/15/21; market value $710,495)	696,563	696,563
Bank of Montreal 0.38%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $1,160,976 (collateralized by U.S. government obligations 0.00%–4.625% 11/10/16–2/15/45; market value $1,184,158)	1,160,939	1,160,939
BNP Paribas 0.45%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $673,523 (collateralized by U.S. government obligations 0.00%–2.625% 10/31/17–8/15/40; market value $686,968)	673,498	673,498

		2,531,000

U.S. Treasury Obligations – 0.61%≠
U.S. Treasury Bills
0.227% 10/6/16	348,067	348,065
0.256% 11/3/16	70,478	70,467

		418,532

Total Short-Term Investments (cost $3,790,962)		3,791,058

Total Value of Securities – 102.50% (cost $57,018,976)		$70,114,478

(continues)	31

Schedules of investments

Delaware Foundation® Growth Allocation Fund

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2016, the aggregate value of Rule 144A securities was $2,552,157, which represents 3.73% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $1,707,331, which represents 2.50% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2016, the aggregate value of fair valued securities was $152,217, which represents 0.22% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2016.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income-producing security.
●	Variable rate security. Each rate shown is as of Sept. 30, 2016. Interest rates reset periodically.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2016.
¥	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(30,628)	USD	23,481	10/28/16	$55
BAML	CAD	(14,741)	USD	11,156	10/28/16	(83)
BAML	EUR	31,590	USD	(35,515)	10/28/16	19
BAML	JPY	664,843	USD	(6,630)	10/28/16	(67)
BAML	NZD	(37,679)	USD	27,575	10/28/16	172
BB	COP	62,447,176	USD	(21,540)	10/28/16	(4)
BNP	AUD	(73,333)	USD	56,162	10/28/16	74
BNP	INR	732,681	USD	(10,984)	10/28/16	(26)
BNP	NOK	18,806	USD	(2,315)	10/28/16	37
CITI	ZAR	(131,854)	USD	9,739	10/28/16	184
HSBC	GBP	7,379	USD	(9,612)	10/28/16	(43)
JPMC	KRW	(20,878,400)	USD	19,010	10/28/16	64
JPMC	PLN	(14,935)	USD	3,909	10/28/16	6
TD	EUR	(21,858)	USD	24,556	10/28/16	(30)
TD	INR	729,838	USD	(10,946)	10/28/16	(30)
TD	JPY	(613,300)	USD	6,124	10/28/16	70
TD	MXN	(45,056)	USD	2,310	10/28/16	(5)
TD	NZD	(51,616)	USD	37,620	10/28/16	81
TD	ZAR	(151,000)	USD	11,145	10/28/16	202
UBS	IDR	(588,943,000)	USD	45,443	10/28/16	344

						$1,020

Future Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
6 U.S. Treasury Long Bonds	$1,007,440	$1,008,938	12/21/16	$1,498

Swap Contract

CDS Contract2

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
	Protection Sold:
HSBC	CDX.EM.25[5]	235,000	(1.00%)	6/20/21	$ (19,526)	$5,001

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(5,136).

5Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

BNP – BNP Paribas

CAD – Canadian Dollar

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CITI – Citigroup Global Markets

COP – Colombian Peso

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HSBC – Hong Kong Shanghai Bank

IDR – Indonesian Rupiah

INR – Indian Rupee

JPM – JPMorgan

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

MXN – Mexican Peso

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PJSC – Private Joint Stock Company

PLN – Polish Zloty

REIT – Real Estate Investment Trust

(continues)	33

Schedules of investments

Delaware Foundation® Growth Allocation Fund

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

USD – U.S. Dollar

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

September 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 53.84%

U.S. Markets – 30.21%
Consumer Discretionary – 2.45%
Amazon.com †	300	$251,193
Aramark	1,840	69,975
BorgWarner	2,630	92,523
Century Communications @=†	25,000	0
Cheesecake Factory	1,995	99,870
Chuy’s Holdings †	1,320	36,881
Cinemark Holdings	3,680	140,870
Comcast Class A	4,170	276,638
Del Frisco’s Restaurant Group @†	7,675	103,382
Dollar General	3,475	243,215
Express †	8,245	97,209
Fiesta Restaurant Group †	3,935	94,440
Five Below †	1,750	70,507
Ford Motor	12,480	150,634
G-III Apparel Group †	3,780	110,187
Home Depot	1,800	231,624
Jack in the Box	1,945	186,603
L Brands	6,878	486,756
Liberty Global Class A †	2,516	85,997
Liberty Global Class C †	9,678	319,761
Liberty Interactive Corp. QVC Group Class A †	34,092	682,181
Lowe’s	9,400	678,774
Malibu Boats Class A @†	7,185	107,057
National CineMedia	7,450	109,664
Newell Brands	1,627	85,678
NIKE Class B	1,870	98,455
Popeyes Louisiana Kitchen †	2,770	147,198
Shutterfly †	3,035	135,482
Starbucks	3,220	174,331
Steven Madden †	5,245	181,267
Tenneco †	3,605	210,063
Tractor Supply	2,420	162,987
TripAdvisor †	7,914	500,007
Walt Disney	4,260	395,584

		6,816,993

Consumer Staples – 1.69%
Archer-Daniels-Midland	17,700	746,409
Casey’s General Stores	2,170	260,725
CVS Health	10,660	948,633
General Mills	2,050	130,954
J&J Snack Foods @	1,515	180,467
Kimberly-Clark	1,350	170,289
Kraft Heinz	8,866	793,596
Mondelez International	16,900	741,910

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Consumer Staples (continued)
PepsiCo	1,560	$169,681
Procter & Gamble	3,090	277,327
Walgreens Boots Alliance	3,556	286,685

		4,706,676

Energy – 1.93%
Carrizo Oil & Gas †	4,790	194,570
Chevron	11,980	1,232,982
ConocoPhillips	18,200	791,154
EOG Resources	1,260	121,855
Halliburton	19,870	891,766
Marathon Oil	31,600	499,596
Occidental Petroleum	13,340	972,753
Parsley Energy Class A †	1,545	51,773
PDC Energy †	2,190	146,861
RSP Permian †	3,310	128,362
Schlumberger	3,370	265,017
Synergy Resources †	10,210	70,755

		5,367,444

Financials – 3.35%
Aflac	3,180	228,547
Allstate	11,100	767,898
American Equity Investment Life Holding	6,930	122,869
Ameriprise Financial	1,180	117,729
Bank of New York Mellon	20,100	801,588
BB&T	21,400	807,208
BlackRock	440	159,482
Bryn Mawr Bank	2,315	74,057
Capital One Financial	2,690	193,223
Cardinal Financial	4,885	127,450
Citigroup	5,290	249,847
City Holding	3,131	157,458
CoBiz Financial @	6,140	81,723
Essent Group †	4,030	107,238
Evercore Partners Class A	3,030	156,075
Flushing Financial @	5,380	127,614
Great Western Bancorp	4,496	149,807
Hope Bancorp	8,340	144,866
Houlihan Lokey	3,400	85,170
Independent Bank @	2,105	113,859
Infinity Property & Casualty @	1,405	116,095
Intercontinental Exchange	2,728	734,814
Invesco	4,690	146,656
JPMorgan Chase & Co.	5,620	374,236
KeyCorp	13,290	161,739
Marsh & McLennan	11,600	780,100

(continues)	35

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
Old National Bancorp	10,945	$153,887
Primerica	3,280	173,938
Prosperity Bancshares	3,130	171,806
Prudential Financial	1,460	119,209
Raymond James Financial	2,110	122,823
Selective Insurance Group @	4,045	161,234
State Street	2,010	139,956
Sterling Bancorp	9,870	172,725
Stifel Financial †	3,175	122,079
Travelers	1,940	222,227
Umpqua Holdings	8,530	128,377
United Fire Group	2,675	113,206
Webster Financial	4,660	177,127
Western Alliance Bancorp †	4,260	159,920
WSFS Financial	2,570	93,779

		9,319,641

Healthcare – 4.90%
Abbott Laboratories	17,800	752,762
AbbVie	4,300	271,201
Acorda Therapeutics †	4,200	87,696
Air Methods †	4,320	136,037
Alkermes †	2,330	109,580
Allergan †	4,228	973,751
Biogen †	2,257	706,509
Cardinal Health	9,600	745,920
Catalent †	6,290	162,534
Celgene †	10,435	1,090,771
Cepheid †	2,300	121,187
CONMED	3,800	152,228
CryoLife †	7,971	140,050
DENTSPLY SIRONA	6,179	367,218
Express Scripts Holding †	12,900	909,837
Gilead Sciences	3,210	253,975
HealthSouth	2,990	121,304
IMS Health Holdings †	5,573	174,658
Johnson & Johnson	6,500	767,845
Ligand Pharmaceuticals Class B †	1,460	149,008
Medicines †	3,890	146,809
Merck & Co.	17,870	1,115,267
Merit Medical Systems †	6,385	155,092
Pfizer	32,202	1,090,682
Prestige Brands Holdings †	2,323	112,131
Quest Diagnostics	8,900	753,207
Quidel †	6,275	138,615
Quintiles IMS Holdings †	4,289	347,666
Repligen †	380	11,472

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Healthcare (continued)
Retrophin †	5,620	$125,776
Spectrum Pharmaceuticals †	11,795	55,083
Team Health Holdings †	3,465	112,820
TESARO †	1,965	196,972
Thermo Fisher Scientific	1,470	233,818
UnitedHealth Group	2,000	280,000
Vanda Pharmaceuticals †	7,930	131,955
Vertex Pharmaceuticals †	1,340	116,861
WellCare Health Plans †	910	106,552
West Pharmaceutical Services	1,100	81,950
Wright Medical Group †	4,390	107,687

		13,614,486

Industrials – 2.90%
AAON @	7,086	204,219
ABM Industries	3,585	142,325
Applied Industrial Technologies	2,925	136,715
Barnes Group @	5,025	203,764
Columbus McKinnon @	6,173	110,126
Continental Building Products †	8,045	168,865
Eaton	2,070	136,020
ESCO Technologies	4,518	209,726
Essendant	4,610	94,597
Esterline Technologies †	795	60,452
Federal Signal	6,705	88,908
General Electric	14,800	438,376
Granite Construction	4,283	213,036
Honeywell International	1,770	206,364
JB Hunt Transport Services	1,300	105,482
Kadant	3,830	199,581
KEYW Holding †	7,610	84,014
Kforce	7,845	160,744
KLX †	3,525	124,080
Lockheed Martin	1,040	249,309
MYR Group †	4,055	122,055
Nielsen Holdings	10,634	569,663
Northrop Grumman	3,500	748,825
On Assignment †	4,135	150,059
Parker-Hannifin	1,500	188,295
Raytheon	5,600	762,328
Republic Services	1,920	96,864
Rockwell Collins	1,120	94,461
Swift Transportation †	5,315	114,113
Tetra Tech	4,675	165,822
TriNet Group †	345	7,462
Union Pacific	2,630	256,504

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Industrials (continued)
United Technologies	2,850	$289,560
US Ecology	2,545	114,118
WageWorks †	2,382	145,088
Waste Management	11,800	752,368
XPO Logistics †	4,375	160,431

		8,074,719

Information Technology – 6.73%
Accenture Class A	1,520	185,698
Adobe Systems †	2,030	220,336
Alphabet Class A †	1,395	1,121,664
Alphabet Class C †	623	484,252
Analog Devices	1,300	83,785
Anixter International †	1,940	125,130
Apple	5,825	658,516
Applied Micro Circuits †	14,674	101,984
Broadcom	1,130	194,948
Brooks Automation	7,060	96,087
CA @	23,445	775,561
Callidus Software †	7,370	135,239
Cisco Systems	32,930	1,044,540
Convergys	5,105	155,294
eBay †	21,529	708,304
Electronic Arts †	7,950	678,930
ExlService Holdings †	3,715	185,156
Facebook Class A †	9,303	1,193,296
GrubHub †	2,580	110,914
Guidewire Software †	855	51,283
inContact †	4,980	69,620
Intel	28,930	1,092,107
Intuit	2,938	323,209
j2 Global	2,770	184,510
MACOM Technology Solutions Holdings †	2,415	102,251
Mastercard Class A	7,302	743,125
Maxim Integrated Products	5,830	232,792
MaxLinear Class A †	6,525	132,262
Microsemi †	3,900	163,722
Microsoft	20,626	1,188,058
NETGEAR †	2,500	151,225
PayPal Holdings †	22,368	916,417
Plantronics	2,095	108,856
Proofpoint †	2,640	197,604
Q2 Holdings †	2,070	59,326
QUALCOMM	16,679	1,142,511
Sabre	6,710	189,088
salesforce.com †	3,020	215,417

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Information Technology (continued)
Semtech †	5,575	$154,595
Silicon Laboratories †	2,550	149,940
SS&C Technologies Holdings	3,080	99,022
Symantec	18,534	465,203
Synaptics †	2,780	162,852
TeleTech Holdings	3,390	98,276
Tyler Technologies †	965	165,237
Visa Class A	11,829	978,258
Xerox @	75,200	761,776
Yahoo †	3,900	168,090

		18,726,266

Materials – 0.90%
Axalta Coating Systems †	5,010	141,633
Balchem	1,330	103,115
Boise Cascade †	4,310	109,474
Chemtura †	2,895	94,985
Eastman Chemical	2,740	185,443
EI du Pont de Nemours & Co.	11,800	790,246
Kaiser Aluminum	1,810	156,547
Minerals Technologies	3,070	217,018
Neenah Paper	2,490	196,735
Quaker Chemical	1,675	177,433
WestRock	3,054	148,058
Worthington Industries	3,960	190,199

		2,510,886

Real Estate – 4.22%
American Tower	2,330	264,059
Apartment Investment & Management	2,875	131,991
AvalonBay Communities	2,100	373,464
Boston Properties	2,650	361,169
Brandywine Realty Trust	19,650	306,933
Camden Property Trust	550	46,057
Cousins Properties	5,575	58,203
Crown Castle International	8,394	790,799
DCT Industrial Trust	5,198	252,363
DDR	10,050	175,171
Douglas Emmett	5,575	204,212
Duke Realty	10,875	297,214
EastGroup Properties	1,980	145,649
Empire State Realty Trust	1,800	37,710
EPR Properties	885	69,685
Equinix	1,068	384,747
Equity LifeStyle Properties	1,525	117,699
Equity One	3,425	104,839
Equity Residential	5,225	336,124

(continues)	37

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Real Estate (continued)
Essex Property Trust	1,150	$256,105
Extra Space Storage	1,425	113,159
Federal Realty Investment Trust	750	115,447
First Industrial Realty Trust	9,690	273,452
General Growth Properties	12,825	353,970
Gramercy Property Trust	15,335	147,829
Highwoods Properties	3,075	160,269
Host Hotels & Resorts	18,240	283,997
Kilroy Realty	1,875	130,031
Kimco Realty	6,725	194,689
Kite Realty Group Trust	6,072	168,316
LaSalle Hotel Properties	6,045	144,294
Lexington Realty Trust	6,600	67,980
Life Storage	1,050	93,387
Macerich	1,700	137,479
Mack-Cali Realty	4,965	135,147
National Retail Properties	5,730	291,371
Omega Healthcare Investors	2,050	72,673
Pebblebrook Hotel Trust	6,625	176,225
Post Properties	2,000	132,260
Prologis	7,600	406,904
PS Business Parks	850	96,535
Public Storage	1,525	340,289
Ramco-Gershenson Properties Trust	13,045	244,463
Regency Centers	2,525	195,662
RLJ Lodging Trust	3,250	68,347
Simon Property Group	4,600	952,246
SL Green Realty	2,250	243,225
Spirit Realty Capital	8,300	110,639
Tanger Factory Outlet Centers	3,225	125,646
Taubman Centers	775	57,668
UDR	4,975	179,050
Urban Edge Properties	1,425	40,099
Ventas	4,600	324,898
Vornado Realty Trust	3,075	311,221
Welltower	1,650	123,371

		11,726,431

Telecommunication Services – 0.73%
AT&T	29,430	1,195,152
ATN International	1,820	118,373
Verizon Communications	13,800	717,324

		2,030,849

Utilities – 0.41%
Edison International	10,200	736,950
NorthWestern	3,200	184,096

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Utilities (continued)
South Jersey Industries	2,985	$88,207
Spire	2,120	135,129

		1,144,382

Total U.S. Markets (cost $54,493,362)		84,038,773

Developed Markets – 17.17%§
Consumer Discretionary – 2.87%
Bandai Namco Holdings	4,300	131,615
Bayerische Motoren Werke	7,565	636,937
Cie Financiere Richemont Class A	2,750	167,716
Cie Generale des Etablissements Michelin	1,030	114,057
Continental	790	166,454
Denso	3,400	135,675
Industria de Diseno Textil	5,150	190,951
J Front Retailing	9,200	120,464
Kering	2,295	463,092
LVMH Moet Hennessy Louis Vuitton	720	122,768
Nitori Holdings	4,548	545,181
Publicis Groupe	3,929	297,299
RTL Group	1,694	140,729
Sekisui Chemical	10,200	146,698
Shimano	900	133,671
Sodexo	1,165	138,775
Stanley Electric	5,200	140,597
Sumitomo Rubber Industries	40,700	615,624
Swatch Group	585	165,840
Techtronic Industries	158,500	620,891
Toyota Motor	16,889	979,671
USS	6,900	116,779
Valeo	5,935	346,419
Volkswagen	635	91,950
Whitbread	2,370	120,283
WPP	8,450	198,623
Yue Yuen Industrial Holdings	227,500	940,222

		7,988,981

Consumer Staples – 2.75%
Anheuser-Busch InBev	2,060	270,906
Aryzta †	12,978	577,284
Asahi Group Holdings	6,500	236,777
British American Tobacco	6,820	434,953
Carlsberg Class B	7,793	744,807
Chocoladefabriken Lindt & Spruengli Class PC	28	161,929
Coca-Cola Amatil	62,495	492,782

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Staples (continued)
Coca-Cola European Partners	3,800	$151,317
Danone	2,705	200,854
Diageo	9,400	269,250
FamilyMart UNY Holdings	1,900	126,837
Japan Tobacco	22,700	929,230
Jeronimo Martins	8,030	139,173
Kao	3,300	186,575
Koninklijke Ahold Delhaize †	7,952	181,114
L’Oreal	1,210	228,702
Nestle	9,485	748,974
Reckitt Benckiser Group	1,700	160,046
SABMiller	2,340	136,304
Svenska Cellulosa Class B	5,350	158,793
Tesco †	176,836	418,828
Treasury Wine Estates	11,700	99,294
Unilever	3,460	163,728
Unilever CVA	4,250	195,811
WH Group 144A #	153,000	123,661
Woolworths	6,600	118,165

		7,656,094

Energy – 0.45%
Amec Foster Wheeler	11,550	85,678
Neste	3,470	148,016
Suncor Energy	15,900	441,387
TOTAL	12,167	578,670

		1,253,751

Financials – 2.08%
AIA Group	33,000	221,917
AXA	31,522	670,226
Banco Espirito Santo Class R @=†	285,000	0
Bank Leumi Le-Israel †	48,650	185,153
Bankia	114,600	94,038
Commonwealth Bank of Australia	6,080	339,040
Euronext 144A #	3,010	128,433
ING Groep	48,471	598,404
Kinnevik Class B †	4,950	126,243
Legal & General Group	51,500	145,952
Mitsubishi UFJ Financial Group	176,973	896,561
Nordea Bank	85,731	851,350
Platinum Asset Management	26,400	102,161
QBE Insurance Group	15,950	114,130
Seven Bank	31,800	101,852
Sony Financial Holdings	10,600	145,980

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Financials (continued)
Standard Chartered †	75,209	$612,033
UniCredit	191,244	445,773

		5,779,246

Healthcare – 2.58%
Actelion †	665	115,400
Astellas Pharma	14,400	224,914
Bayer	2,050	205,882
Fresenius	2,430	194,112
ICON †	2,130	164,798
Indivior	39,800	158,278
Merck	1,435	154,786
Miraca Holdings	3,300	164,550
Novartis	16,584	1,308,815
Novo Nordisk ADR	7,303	303,732
Novo Nordisk Class B	4,870	202,975
Orion Class B	2,680	105,655
Ramsay Health Care	2,520	153,339
Roche Holding	1,975	490,785
Sanofi	12,067	918,913
Shire	8,438	545,628
Smith & Nephew	8,650	139,511
STADA Arzneimittel	11,416	635,175
Sumitomo Dainippon Pharma	8,000	154,950
Teva Pharmaceutical Industries ADR	18,000	828,180

		7,170,378

Industrials – 3.33%
ABB †	7,250	163,400
Aggreko	7,350	90,615
Airbus Group	3,350	203,181
ANDRITZ	2,520	137,131
Aurizon Holdings	40,600	146,795
Cathay Pacific Airways	75,000	104,845
Deutsche Lufthansa	10,100	112,598
Deutsche Post	26,769	838,097
East Japan Railway	9,241	834,130
Elbit Systems	1,565	149,650
Experian	5,950	118,869
Fraport Frankfurt Airport Services Worldwide	2,340	128,069
Fuji Electric	43,000	197,620
International Consolidated Airlines Group	23,600	122,450
ITOCHU	81,049	1,020,372
Japan Airlines	4,700	138,159
JTEKT	7,900	118,658

(continues)	39

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Industrials (continued)
Koninklijke Philips	25,595	$757,345
Meggitt	84,492	493,155
Minebea	50,400	476,665
Mitsubishi Electric	14,000	179,434
Mitsubishi Heavy Industries	33,000	138,043
Rexel	17,924	274,567
Safran	2,560	184,121
Singapore Airlines	12,500	96,571
Teleperformance	5,920	631,493
Travis Perkins	6,450	128,650
Vestas Wind Systems	1,600	132,166
Vinci	13,344	1,021,862
Yamato Holdings	5,200	121,210

		9,259,921

Information Technology – 1.12%
Amadeus IT Group	3,950	197,156
ASM Pacific Technology	13,300	110,089
Atos	1,620	174,407
Brother Industries	10,000	175,816
CGI Group Class A †	17,404	828,977
Infineon Technologies	7,550	134,628
InterXion Holding †	3,370	122,061
NICE	1,710	113,863
Omron	4,300	154,778
Playtech	51,016	602,082
SAP	2,275	208,054
Seiko Epson	10,600	204,107
Trend Micro	2,800	97,678

		3,123,696

Materials – 0.76%
Air Liquide	1,460	156,565
Alamos Gold	28,171	231,904
Anglo American ADR †	8,700	54,810
Chr Hansen Holding	1,770	105,430
Daicel	9,800	123,843
EMS-Chemie Holding	315	169,314
Johnson Matthey	2,902	123,783
Kuraray	9,000	133,515
Rio Tinto	12,439	413,425
Shin-Etsu Chemical	2,400	167,455
South32	62,000	115,520
Umicore	2,430	152,577
Yamana Gold	38,683	166,591

		2,114,732

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Real Estate – 0.18%
Cheung Kong Property Holdings	16,500	$121,372
Daito Trust Construction	900	143,946
Swire Properties	32,400	95,294
Westfield	18,700	139,925

		500,537

Telecommunication Services – 0.87%
BT Group	20,240	101,834
Deutsche Telekom	7,950	133,564
KDDI	7,100	219,972
Koninklijke KPN	40,000	132,710
Nippon Telegraph & Telephone	21,286	973,536
Tele2 Class B	61,651	532,176
Telenor	8,900	153,043
Telstra	39,500	157,491

		2,404,326

Utilities – 0.18%
National Grid	25,811	364,524
Tokyo Gas	33,000	146,818

		511,342

Total Developed Markets (cost $40,291,228)		47,763,004

Emerging Markets X – 6.46%
Consumer Discretionary – 0.62%
Arcos Dorados Holdings Class A @†	15,500	81,685
Astra International	151,700	96,257
B2W Cia Digital @†	76,976	377,288
Ctrip.com International ADR †	10,100	470,357
Grupo Televisa ADR	13,250	340,393
Mahindra & Mahindra	10,188	215,477
Qunar Cayman Islands ADR †	900	26,100
Woolworths Holdings	23,228	131,148

		1,738,705

Consumer Staples – 0.82%
Anadolu Efes Biracilik Ve Malt Sanayii	21,596	130,728
BRF ADR	10,560	180,154
China Mengniu Dairy	80,000	149,732
Cia Brasileira de Distribuicao ADR	6,900	113,091
Cia Cervecerias Unidas ADR	5,900	119,121
Fomento Economico Mexicano ADR	3,125	287,625
Hypermarcas	27,900	241,326

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Consumer Staples (continued)
Lotte Chilsung Beverage @	112	$162,945
Lotte Confectionery @	1,240	198,468
Tingyi Cayman Islands Holding	89,816	104,490
Tsingtao Brewery	18,162	71,096
Uni-President China Holdings @	309,000	220,150
Wal-Mart de Mexico Class V	44,372	97,144
X5 Retail Group GDR †	6,838	198,296

		2,274,366

Energy – 0.88%
Cairn India	25,954	78,401
China Petroleum & Chemical	198,850	146,803
Gazprom PJSC ADR	47,209	198,999
Lukoil PJSC ADR	4,500	219,285
PetroChina ADR	1,400	93,520
Petroleo Brasileiro ADR †	33,600	313,488
PTT	18,391	179,929
Reliance Industries GDR 144A #	30,375	996,300
Rosneft PJSC GDR	27,910	152,664
Tambang Batubara Bukit Asam Persero	98,100	72,636

		2,452,025

Financials – 0.94%
Akbank	108,919	291,787
Banco Bradesco ADR	21,400	194,098
Bangkok Bank	28,361	133,523
China Construction Bank	226,449	170,072
Grupo Financiero Banorte	19,600	102,894
Grupo Financiero Santander Mexico Class B ADR	18,600	163,680
ICICI Bank ADR	34,900	260,703
Industrial & Commercial Bank of China	234,800	149,021
Itau Unibanco Holding ADR	24,582	268,927
KB Financial Group ADR	4,489	153,569
Reliance Capital	14,807	122,073
Remgro	5,021	84,021
Samsung Life Insurance	2,564	246,235
Sberbank of Russia =	112,564	260,531

		2,601,134

Industrials – 0.14%
Gol Linhas Aereas Inteligentes ADR †	2,510	47,590
KCC	842	303,427

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Industrials (continued)
Rumo Logistica Operadora Multimodal †	4,406	$8,549
Santos Brasil Participacoes	32,500	27,981

		387,547

Information Technology – 1.82%
Alibaba Group Holding ADR †	3,500	370,265
Baidu ADR †	4,300	782,901
Hon Hai Precision Industry	86,978	220,112
MediaTek	22,000	168,914
Samsung Electronics	862	1,255,729
Samsung SDI	934	82,039
SINA †	4,800	354,384
Sohu.com @†	8,100	358,425
Taiwan Semiconductor Manufacturing	61,069	358,972
Taiwan Semiconductor Manufacturing ADR	11,000	336,490
Tencent Holdings	21,500	597,744
Weibo ADR †	480	24,067
WNS Holdings ADR †	5,320	159,334

		5,069,376

Materials – 0.30%
Braskem ADR	10,175	156,491
Cemex ADR †	20,399	161,968
Cemex Latam Holdings †	10,013	38,061
Impala Platinum Holdings †	5,403	27,302
Sociedad Quimica y Minera de Chile ADR	4,000	107,600
UltraTech Cement	5,021	290,748
Vale ADR	11,725	64,487

		846,657

Real Estate – 0.06%
Etalon Group GDR 144A #@=	16,400	45,100
IRSA Inversiones y Representaciones ADR @†	2,900	55,071
UEM Sunrise	258,519	73,983

		174,154

Telecommunication Services – 0.88%
America Movil Class L ADR	10,000	114,400
China Mobile	32,921	404,414
China Mobile ADR	1,725	106,122
LG Uplus	8,918	95,374
MegaFon GDR	5,766	54,958
Mobile TeleSystems ADR	7,600	57,988
SK Telecom ADR	31,200	705,120

(continues)	41

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Telecommunication Services (continued)
Telefonica Brasil ADR	20,405	$295,260
TIM Participacoes ADR	26,500	324,360
Turkcell Iletisim Hizmetleri ADR †	10,050	81,003
VimpelCom ADR	33,200	115,536
Vodacom Group	7,335	82,413

		2,436,948

Total Emerging Markets (cost $16,297,159)		17,980,912

Total Common Stock (cost $111,081,749)		149,782,689

Convertible Preferred Stock – 0.12%

Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	50	61,042
Crown Castle International 4.50% exercise price $85.77, expiration date 11/1/16	800	90,416
DTE Energy 6.50% exercise price $116.31, expiration date 10/1/19	109	5,668
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	45	65,249
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	540	42,158
Wells Fargo & Co. 7.50% exercise price $156.71, expiration date 12/31/49	50	65,430

Total Convertible Preferred Stock (cost $281,968)		329,963

Exchange-Traded Funds – 0.12%

iShares iBoxx $ High Yield Corporate Bond ETF	700	61,082
iShares MSCI EAFE ETF	55	3,252
iShares MSCI EAFE Growth ETF	3,070	209,927
Vanguard FTSE Developed Markets ETF	1,180	44,144

Total Exchange-Traded Funds (cost $297,463)		318,405

	Principal amount°	Value (U.S. $)

Agency Asset-Backed Securities – 0.02%

Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.989% 9/26/33 ϕ	55,527	$62,689
Fannie Mae REMIC Trust
Series 2002-W11 AV1 0.865% 11/25/32 ●	3,370	3,294

Total Agency Asset-Backed Securities (cost $58,450)		65,983

Agency Collateralized Mortgage Obligations – 1.15%

Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	18,734	21,155
Series 2003-26 AT 5.00% 11/25/32	4,503	4,520
Series 2005-70 PA 5.50% 8/25/35	8,987	10,191
Series 2008-15 SB 6.075% 8/25/36 S●	24,449	5,079
Series 2010-41 PN 4.50% 4/25/40	120,000	132,943
Series 2010-43 HJ 5.50% 5/25/40	13,423	15,195
Series 2010-96 DC 4.00% 9/25/25	3,029	3,222
Series 2010-129 SM 5.475% 11/25/40 S●	139,556	24,278
Series 2012-98 MI 3.00% 8/25/31 S	198,817	19,461
Series 2012-122 SD 5.575% 11/25/42 S●	260,056	56,525
Series 2013-26 ID 3.00% 4/25/33 S	201,214	25,456
Series 2013-38 AI 3.00% 4/25/33 S	190,481	22,315
Series 2013-43 IX 4.00% 5/25/43 S	544,553	113,256
Series 2013-44 DI 3.00% 5/25/33 S	602,779	84,708
Series 2013-55 AI 3.00% 6/25/33 S	228,587	28,741
Series 2014-36 ZE 3.00% 6/25/44	101,879	102,672
Series 2014-68 BS 5.625% 11/25/44 S●	192,865	40,660
Series 2014-90 SA 5.625% 1/25/45 S●	543,216	112,092
Series 2015-27 SA 5.925% 5/25/45 S●	82,502	19,502
Series 2015-44 Z 3.00% 9/25/43	174,411	174,124

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2015-95 SH 5.475% 1/25/46 S●	181,401	$46,098
Series 2016-55 SK 5.475% 8/25/46 S●	148,114	39,905
Series 2016-62 SA 5.475% 9/25/46 S●	283,868	81,614
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	12,461	13,984
Series 4065 DE 3.00% 6/15/32	30,000	31,913
Series 4109 AI 3.00% 7/15/31 S	363,871	35,634
Series 4120 IK 3.00% 10/15/32 S	290,867	34,627
Series 4146 IA 3.50% 12/15/32 S	154,007	21,576
Series 4159 KS 5.626% 1/15/43 S●	135,530	34,690
Series 4181 DI 2.50% 3/15/33 S	93,091	10,787
Series 4184 GS 5.596% 3/15/43 S●	161,944	41,376
Series 4185 LI 3.00% 3/15/33 S	147,252	19,422
Series 4191 CI 3.00% 4/15/33 S	71,184	8,993
Series 4342 CI 3.00% 11/15/33 S	71,204	7,281
Series 4435 DY 3.00% 2/15/35	142,000	148,228
Series 4592 WT 5.50% 6/15/46	325,740	365,470
Series 4594 SG 5.476% 6/15/46 S●	413,867	115,271
Freddie Mac Strips
Series 267 S5 5.476% 8/15/42 S●	195,768	44,054
Series 299 S1 5.476% 1/15/43 S●	145,438	30,901
Series 326 S2 5.426% 3/15/44 S●	99,495	21,970
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-HQA2 M2 3.325% 5/25/28 ●	250,000	258,259
GNMA
Series 2010-113 KE 4.50% 9/20/40	295,000	331,323

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2013-113 AZ 3.00% 8/20/43	177,679	$175,693
Series 2015-133 AL 3.00% 5/20/45	188,000	190,816
Series 2016-111 PB 2.50% 8/20/46	67,000	65,537

Total Agency Collateralized Mortgage Obligations (cost $3,279,731)		3,191,517

Agency Commercial Mortgage-Backed Securities – 0.49%

Freddie Mac Multifamily Structured Pass Through Certificates
Series K041 A2 3.171% 10/25/24 ¿	150,000	163,150
Series K055 A2 2.673% 3/25/26 ¿	230,000	240,647
Series K056 A2 2.525% 5/25/26 ¿	80,000	82,696
Series K716 A2 3.13% 6/25/21 ¿	95,000	101,572
Series K722 A1 2.183% 5/25/22 ¿	84,675	86,567
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.341% 2/25/47 #●	45,000	50,341
Series 2011-K15 B 144A 5.116% 8/25/44 #●	10,000	11,048
Series 2012-K18 B 144A 4.40% 1/25/45 #●	50,000	54,354
Series 2012-K22 B 144A 3.811% 8/25/45 #●	95,000	100,946
Series 2012-K23 C 144A 3.782% 10/25/45 #●	30,000	29,919
Series 2012-K708 B 144A 3.883% 2/25/45 #●	95,000	97,914
Series 2012-K708 C 144A 3.883% 2/25/45 #●	25,000	24,997
Series 2013-K33 B 144A 3.618% 8/25/46 #●	80,000	82,301
Series 2013-K35 C 144A 4.077% 8/25/23 #●	20,000	19,578
Series 2013-K712 B 144A 3.484% 5/25/45 #●	55,000	56,471
Series 2013-K713 B 144A 3.274% 4/25/46 #●	35,000	35,901

(continues)	43

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2013-K713 C 144A 3.274% 4/25/46 #●	135,000	$134,590

Total Agency Commercial Mortgage-Backed Securities (cost $1,354,286)		1,372,992

Agency Mortgage-Backed Securities – 8.70%

Fannie Mae ARM
2.412% 5/1/43 ●	66,474	68,437
2.553% 6/1/43 ●	24,377	25,054
2.913% 7/1/45 ●	32,958	34,271
2.951% 12/1/45 ●	42,892	44,805
2.964% 4/1/46 ●	4,655	4,850
3.216% 4/1/44 ●	61,578	64,294
3.232% 3/1/44 ●	86,773	91,220
3.275% 9/1/43 ●	57,827	60,551
Fannie Mae S.F. 30 yr
4.50% 11/1/39	54,466	60,726
4.50% 1/1/40	638,188	706,642
4.50% 6/1/40	62,119	69,095
4.50% 8/1/40	18,818	20,695
4.50% 7/1/41	156,865	174,152
4.50% 8/1/41	82,359	92,024
4.50% 8/1/42	1,461,016	1,612,343
4.50% 10/1/43	434,641	481,146
4.50% 10/1/44	54,638	60,456
4.50% 2/1/46	3,840,000	4,260,668
4.50% 3/1/46	51,055	56,415
5.00% 2/1/35	266	296
5.00% 10/1/35	260	289
5.00% 11/1/35	424	472
5.00% 4/1/37	181	201
5.00% 4/1/39	497	558
5.00% 12/1/39	718	806
5.00% 1/1/40	238	269
5.00% 1/1/42	2,888	3,271
5.50% 12/1/32	2,465	2,802
5.50% 2/1/33	31,512	35,711
5.50% 6/1/33	20,604	23,393
5.50% 4/1/34	13,253	15,064
5.50% 7/1/34	3,278	3,732
5.50% 9/1/34	39,942	45,455
5.50% 11/1/34	13,728	15,620
5.50% 12/1/34	95,615	108,593
5.50% 3/1/35	26,566	30,085
5.50% 4/1/35	60,202	68,318
5.50% 5/1/35	59,672	67,848
5.50% 6/1/35	8,954	10,188

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 1/1/36	51,552	$58,630
5.50% 4/1/36	56,836	64,466
5.50% 5/1/36	6,015	6,828
5.50% 7/1/36	56,212	63,916
5.50% 9/1/36	53,828	61,184
5.50% 11/1/36	9,329	10,560
5.50% 1/1/37	38,872	43,961
5.50% 2/1/37	9,158	10,366
5.50% 4/1/37	79,845	90,399
5.50% 8/1/37	59,091	67,186
5.50% 9/1/37	46,716	52,786
5.50% 1/1/38	985	1,116
5.50% 2/1/38	26,909	30,516
5.50% 3/1/38	21,104	23,977
5.50% 6/1/38	93,210	105,467
5.50% 7/1/38	16,786	19,021
5.50% 9/1/38	130,334	148,029
5.50% 1/1/39	63,045	71,666
5.50% 2/1/39	139,986	158,761
5.50% 6/1/39	46,716	52,983
5.50% 10/1/39	109,762	124,063
5.50% 3/1/40	163,733	186,114
5.50% 7/1/40	82,123	93,372
5.50% 3/1/41	294,264	334,535
5.50% 6/1/41	121,219	138,130
5.50% 9/1/41	501,306	567,395
6.00% 5/1/36	35,959	41,297
6.00% 6/1/36	4,323	4,964
6.00% 9/1/36	19,629	23,028
6.00% 12/1/36	4,515	5,211
6.00% 2/1/37	14,410	16,535
6.00% 5/1/37	32,063	36,718
6.00% 6/1/37	2,561	2,970
6.00% 7/1/37	2,272	2,617
6.00% 8/1/37	45,031	51,802
6.00% 9/1/37	4,989	5,724
6.00% 11/1/37	799	916
6.00% 5/1/38	78,405	89,960
6.00% 9/1/38	84,166	96,807
6.00% 10/1/38	6,593	7,566
6.00% 11/1/38	11,157	12,919
6.00% 1/1/39	21,891	25,065
6.00% 9/1/39	190,759	218,769
6.00% 10/1/39	158,723	185,087
6.00% 3/1/40	19,916	22,854
6.00% 7/1/40	72,011	82,571
6.00% 9/1/40	17,539	20,126
6.00% 11/1/40	7,456	8,691

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 5/1/41	146,564	$168,429
6.00% 6/1/41	73,705	84,558
6.00% 7/1/41	296,224	339,847
6.50% 2/1/36	14,872	17,130
6.50% 5/1/40	34,960	41,092
7.50% 6/1/31	12,083	14,486
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/46	4,807,000	4,996,088
3.00% 11/1/46	3,075,000	3,188,669
Freddie Mac ARM
2.48% 1/1/44 ●	152,745	157,886
2.763% 10/1/45 ●	35,444	36,628
2.82% 9/1/45 ●	228,263	236,459
2.938% 10/1/45 ●	62,103	64,727
2.949% 11/1/44 ●	20,347	21,094
2.981% 11/1/45 ●	46,712	48,696
3.112% 3/1/46 ●	87,674	91,554
Freddie Mac S.F. 30 yr
4.00% 6/1/45	12,636	13,754
4.00% 12/1/45	5,081	5,537
4.50% 4/1/39	9,772	10,803
4.50% 5/1/40	355,605	398,128
4.50% 7/1/42	98,099	107,969
4.50% 12/1/43	97,007	107,437
4.50% 8/1/44	147,983	163,634
4.50% 7/1/45	608,000	668,670
5.00% 6/1/36	5,541	6,185
5.00% 8/1/41	1,355	1,506
5.50% 3/1/34	5,474	6,218
5.50% 12/1/34	5,051	5,759
5.50% 6/1/36	3,263	3,706
5.50% 11/1/36	6,250	7,066
5.50% 12/1/36	1,556	1,761
5.50% 9/1/37	5,874	6,657
5.50% 4/1/38	19,851	22,502
5.50% 6/1/38	4,116	4,667
5.50% 7/1/38	21,386	24,282
5.50% 6/1/39	20,447	23,135
5.50% 3/1/40	17,716	20,111
5.50% 8/1/40	18,929	21,448
5.50% 1/1/41	18,057	20,461
5.50% 6/1/41	202,055	229,282
6.00% 2/1/36	10,828	12,532
6.00% 3/1/36	14,312	16,540
6.00% 1/1/38	6,653	7,625
6.00% 6/1/38	17,544	20,131
6.00% 8/1/38	39,146	45,501

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
6.00% 5/1/40	34,750	$40,120
6.00% 7/1/40	76,190	87,442
6.50% 4/1/39	26,950	31,014
7.00% 11/1/33	12,385	15,098
GNMA I S.F. 30 yr 5.00% 3/15/40	349,717	390,933
GNMA II S.F. 30 yr
5.50% 5/20/37	28,807	32,230
5.50% 4/20/40	27,047	29,851
6.00% 2/20/39	48,442	55,396
6.00% 4/20/46	49,024	55,337

Total Agency Mortgage-Backed Securities (cost $24,015,403)		24,196,210

Collateralized Debt Obligations – 0.78%

Avery Point III CLO
Series 2013-3A A 144A 2.079% 1/18/25 #●	250,000	249,881
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A 2.186% 7/20/26 #●	500,000	500,254
Carlyle Global Market Strategies CLO
Series 2014-2A A 144A 2.287% 5/15/25 #●	250,000	250,509
Cent CLO 21
Series 2014-21A A1B 144A 2.124% 7/27/26 #●	250,000	249,017
Magnetite IX
Series 2014-9A A1 144A 2.135% 7/25/26 #●	285,000	285,067
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 2.10% 7/15/27 #●	250,000	249,811
Shackleton CLO
Series 2014-5A A 144A 2.288% 5/7/26 #●	250,000	249,661
Venture XXIV CLO
Series 2016-24A A1D 144A 2.24% 10/20/28 #●	140,000	139,685

Total Collateralized Debt Obligations (cost $2,170,315)		2,173,885

(continues)	45

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Convertible Bonds – 0.90%

Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18 @	121,000	$119,487
Atlas Air Worldwide Holdings 2.25% exercise price $74.05, maturity date 6/1/22	40,000	38,975
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	35,000	43,816
Blackhawk Network Holdings 144A 1.50% exercise price $49.83, maturity date 1/15/22 #	63,000	60,323
Blackstone Mortgage Trust 5.25% exercise price $27.99, maturity date 12/1/18	114,000	125,543
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	56,000	53,690
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	85,000	84,734
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	72,000	76,140
Cemex 3.72% exercise price $11.45, maturity date 3/15/20	56,000	58,625
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18 @	72,000	71,100
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	38,000	48,260
Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #	62,000	64,713
DISH Network 144A 3.375% exercise price $65.18, maturity date 8/15/26 #	16,000	17,600
Exelon 6.50% exercise price $43.75, maturity date 6/1/17	500	23,370
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18 @	52,000	49,660

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

General Cable 4.50% exercise price $31.96, maturity date 11/15/29 @ϕ	73,000	$49,138
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	64,000	75,320
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	58,000	54,919
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 ϕ	33,000	45,045
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	53,000	55,783
Insulet 144A 1.25% exercise price $58.37, maturity date 9/15/21 #	3,000	2,968
Jefferies Group 3.875% exercise price $44.04, maturity date 11/1/29	132,000	134,310
Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21 #	21,000	22,286
Liberty Interactive 144A 1.00% exercise price $64.15, maturity date 9/30/43 #	77,000	66,538
Liberty Media 144A 2.25% exercise price $104.55, maturity date 9/30/46 #	16,000	16,690
Medicines 144A 2.75% exercise price $48.97, maturity date 7/15/23 #	28,000	28,647
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 ϕ	101,000	101,379
Microchip Technology 1.625% exercise price $65.17, maturity date 2/15/25	30,000	38,400
Micron Technology 3.00% exercise price $29.16, maturity date 11/15/43	35,000	31,281
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19 @	35,000	35,875
Novellus Systems 2.625% exercise price $34.00, maturity date 5/15/41	32,000	89,300

	Principal amount°		Value (U.S. $)

Convertible Bonds (continued)

NuVasive 144A 2.25% exercise price $59.82, maturity date 3/15/21 #		25,000	$31,750
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19		39,000	46,117
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20		42,000	42,787
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19		95,000	94,050
Ship Finance International 5.75% exercise price $17.77, maturity date 10/15/21		22,000	22,000
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18 @		79,000	70,804
Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21		55,000	62,528
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19		70,000	74,244
Vector Group 1.75% exercise price $23.46, maturity date 4/15/20 ●		60,000	68,663
Vector Group 2.50% exercise price $15.22, maturity date 1/15/19 ●		26,000	38,616
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20		90,000	92,082
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21		83,000	79,057

Total Convertible Bonds (cost $2,424,622)			2,506,613

Corporate Bonds – 23.05%

Banking – 3.97%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	51,000	39,970
Bank Nederlandse Gemeenten
144A 1.625% 4/19/21 #		156,000	157,411
5.25% 5/20/24	AUD	24,000	21,742

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Bank of America
3.30% 8/5/21	AUD	20,000	$15,440
4.45% 3/3/26		660,000	709,685
Bank of New York Mellon
2.15% 2/24/20		25,000	25,441
2.20% 8/16/23		140,000	139,711
2.50% 4/15/21		235,000	241,664
2.80% 5/4/26		50,000	51,377
4.625% 12/29/49 ●		140,000	138,250
Barclays 3.20% 8/10/21		210,000	211,283
BB&T 2.05% 5/10/21		335,000	338,716
BBVA Bancomer 144A 6.50% 3/10/21 #		150,000	164,437
Branch Banking & Trust 3.625% 9/16/25		250,000	268,450
Capital One 2.25% 9/13/21		250,000	250,196
Citizens Financial Group
2.375% 7/28/21		75,000	75,347
4.30% 12/3/25		105,000	110,381
Compass Bank 3.875% 4/10/25		250,000	244,986
Cooperatieve Rabobank
2.50% 9/4/20	NOK	80,000	10,480
3.75% 7/21/26		250,000	250,920
Credit Suisse Group 144A 6.25% 12/29/49 #●		400,000	379,750
Credit Suisse Group Funding Guernsey 144A 4.55% 4/17/26 #		315,000	331,385
Export-Import Bank of India 144A 3.375% 8/5/26 #		200,000	203,322
Fifth Third Bancorp 2.875% 7/27/20		50,000	51,963
Fifth Third Bank 3.85% 3/15/26		200,000	213,569
Goldman Sachs Group
5.15% 5/22/45		180,000	197,055
5.20% 12/17/19	NZD	20,000	15,310
HSBC Holdings 2.65% 1/5/22		200,000	199,465
Huntington Bancshares 2.30% 1/14/22		80,000	79,803
Industrial & Commercial Bank of China 2.635% 5/26/21		250,000	254,390
JPMorgan Chase & Co.
1.373% 1/28/19 ●		45,000	45,084
2.95% 10/1/26		45,000	45,175
4.25% 11/2/18	NZD	110,000	81,853

(continues)	47

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
JPMorgan Chase & Co.
4.25% 10/1/27		430,000	$462,383
6.75% 8/29/49 ●		115,000	127,075
KeyBank
2.35% 3/8/19		260,000	264,988
3.40% 5/20/26		250,000	256,021
KeyCorp 5.00% 12/29/49 ●		225,000	222,187
KFW 1.50% 6/15/21		125,000	125,551
Morgan Stanley
3.125% 7/27/26		230,000	231,862
3.95% 4/23/27		475,000	494,423
5.00% 9/30/21	AUD	24,000	19,914
National City Bank 1.203% 6/7/17 ●		250,000	250,068
Nationwide Building Society 144A 4.00% 9/14/26 #		250,000	249,366
PNC Bank 2.60% 7/21/20		270,000	278,694
Royal Bank of Scotland Group
3.875% 9/12/23		400,000	394,190
8.625% 12/29/49 ●		200,000	196,250
State Street
2.55% 8/18/20		115,000	119,334
3.10% 5/15/23		65,000	67,590
3.55% 8/18/25		115,000	124,828
SunTrust Bank 3.30% 5/15/26		200,000	204,438
SunTrust Banks 2.35% 11/1/18		50,000	50,887
Swedbank 144A 2.65% 3/10/21 #		200,000	206,441
Toronto-Dominion Bank
2.125% 4/7/21		95,000	96,198
2.50% 12/14/20		135,000	138,904
3.625% 9/15/31 ●		90,000	90,404
U.S. Bancorp 3.10% 4/27/26		155,000	160,311
UBS Group Funding Jersey 144A 4.125% 4/15/26 #		300,000	316,068
USB Capital IX 3.50% 10/29/49 ●		235,000	201,513
Wells Fargo & Co. 3.00% 7/27/21	AUD	38,000	29,213
Zions Bancorporation 4.50% 6/13/23		100,000	104,659

			11,047,771

Basic Industry – 1.60%
BHP Billiton Finance 3.00% 3/30/20	AUD	10,000	7,712
CCL Industries 144A 3.25% 10/1/26 #		85,000	85,494

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Cemex 144A 7.25% 1/15/21 #		200,000	$214,700
CF Industries 6.875% 5/1/18		195,000	209,840
Crown Americas 144A 4.25% 9/30/26 #		46,000	46,115
Dow Chemical 8.55% 5/15/19		611,000	717,038
Eagle Materials 4.50% 8/1/26		10,000	10,151
Eastman Chemical 4.65% 10/15/44		340,000	348,237
General Electric
2.10% 12/11/19		25,000	25,622
4.25% 1/17/18	NZD	55,000	40,669
5.55% 5/4/20		75,000	85,131
6.00% 8/7/19		145,000	163,906
Georgia-Pacific 8.00% 1/15/24		290,000	385,039
International Paper
4.40% 8/15/47		250,000	253,879
5.15% 5/15/46		125,000	139,175
INVISTA Finance 144A 4.25% 10/15/19 #		135,000	135,011
LafargeHolcim Finance 144A 3.50% 9/22/26 #		400,000	411,656
Lundin Mining 144A 7.50% 11/1/20 #		65,000	69,387
Masco 3.50% 4/1/21		150,000	156,000
OCP 144A 4.50% 10/22/25 #		200,000	203,367
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #		115,000	123,841
PolyOne 5.25% 3/15/23		60,000	62,407
Rio Tinto Finance USA 3.75% 6/15/25		160,000	172,449
Southern Copper 5.875% 4/23/45		145,000	144,946
Suzano Trading 144A 5.875% 1/23/21 #		100,000	105,000
Vale Overseas 5.875% 6/10/21		110,000	115,445
WR Grace 144A 5.125% 10/1/21 #		30,000	31,950

			4,464,167

Capital Goods – 0.46%
Ball 5.25% 7/1/25		85,000	91,906
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #		100,000	106,490

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Fortune Brands Home & Security 3.00% 6/15/20		65,000	$66,990
Lockheed Martin 3.55% 1/15/26		90,000	97,442
Parker-Hannifin 3.30% 11/21/24		10,000	10,707
Siemens Financierings-maatschappij 144A 2.35% 10/15/26 #		305,000	301,620
Union Andina de Cementos 144A 5.875% 10/30/21 #		150,000	157,860
Waste Management 2.40% 5/15/23		435,000	439,996

			1,273,011

Consumer Cyclical – 1.34%
American Axle & Manufacturing 6.25% 3/15/21		90,000	94,275
Aramark Services 144A 5.125% 1/15/24 #		130,000	135,525
CDK Global 4.50% 10/15/24		75,000	75,071
CVS Health
3.875% 7/20/25		372,000	405,707
5.00% 12/1/24		70,000	81,210
Daimler 2.75% 12/10/18	NOK	210,000	27,089
Ford Motor 7.45% 7/16/31		108,000	143,200
General Motors Financial
3.45% 4/10/22		160,000	162,486
3.70% 5/9/23		90,000	91,666
5.25% 3/1/26		65,000	71,519
Goodyear Tire & Rubber 5.00% 5/31/26		115,000	118,594
Hanesbrands 144A 4.875% 5/15/26 #		200,000	205,500
Host Hotels & Resorts
3.75% 10/15/23		70,000	70,999
4.50% 2/1/26		55,000	58,009
Hyundai Capital America
144A 2.125% 10/2/17 #		80,000	80,407
144A 2.55% 2/6/19 #		50,000	50,897
144A 2.75% 9/27/26 #		120,000	118,777
144A 3.00% 3/18/21 #		45,000	46,721
KFC Holding
144A 5.00% 6/1/24 #		42,000	43,995
144A 5.25% 6/1/26 #		40,000	42,400
L Brands 6.75% 7/1/36		75,000	81,047
Lowe’s 3.70% 4/15/46		180,000	186,473

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Marriott International 3.125% 6/15/26	125,000	$126,596
MGM Resorts International 4.625% 9/1/26	80,000	78,400
Sally Holdings 5.75% 6/1/22	5,000	5,237
Starbucks 2.45% 6/15/26	75,000	76,268
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	80,000	83,964
4.50% 10/1/34	20,000	21,031
Target 3.625% 4/15/46	205,000	212,170
Tempur Sealy International 144A 5.50% 6/15/26 #	75,000	77,437
Toyota Motor Credit 2.80% 7/13/22	120,000	126,106
Walgreens Boots Alliance
3.10% 6/1/23	320,000	330,547
3.45% 6/1/26	150,000	156,030
4.80% 11/18/44	35,000	38,736

		3,724,089

Consumer Non-Cyclical – 3.35%
AbbVie
3.20% 5/14/26	485,000	491,981
4.45% 5/14/46	110,000	115,359
Actavis Funding
3.45% 3/15/22	65,000	68,322
3.80% 3/15/25	270,000	286,260
Altria Group 3.875% 9/16/46	110,000	114,626
Anheuser-Busch InBev Finance 3.65% 2/1/26	640,000	688,694
Arcor SAIC 144A 6.00% 7/6/23 #	70,000	74,725
AstraZeneca 3.375% 11/16/25	160,000	171,077
Becle 144A 3.75% 5/13/25 #	300,000	306,485
Becton Dickinson 6.375% 8/1/19	165,000	186,302
Biogen
4.05% 9/15/25	50,000	54,538
5.20% 9/15/45	105,000	123,998
Celgene
3.25% 8/15/22	85,000	89,332
3.875% 8/15/25	40,000	42,847
Cencosud 144A 6.625% 2/12/45 #	200,000	214,724
DaVita 5.00% 5/1/25	210,000	211,313

(continues)	49

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Gilead Sciences
2.95% 3/1/27	110,000	$111,303
4.15% 3/1/47	270,000	276,677
HCA
5.25% 6/15/26	125,000	133,125
5.375% 2/1/25	130,000	134,387
HealthSouth
5.125% 3/15/23	30,000	30,075
5.75% 11/1/24	20,000	20,812
5.75% 9/15/25	25,000	26,187
JBS USA
144A 5.75% 6/15/25 #	145,000	143,187
144A 5.875% 7/15/24 #	30,000	30,000
Kraft Heinz Foods 3.00% 6/1/26	380,000	383,813
Kroger 3.875% 10/15/46	45,000	45,482
Mallinckrodt International Finance 144A 5.50% 4/15/25 #	140,000	133,700
Molson Coors Brewing
2.10% 7/15/21	35,000	35,361
3.00% 7/15/26	90,000	90,810
4.20% 7/15/46	250,000	261,598
Mylan
144A 3.15% 6/15/21 #	65,000	66,291
144A 3.95% 6/15/26 #	470,000	474,470
New York & Presbyterian Hospital 4.063% 8/1/56	90,000	97,296
Pernod Ricard
144A 3.25% 6/8/26 #	300,000	305,351
144A 4.45% 1/15/22 #	300,000	331,290
Post Holdings 144A 5.00% 8/15/26 #	135,000	134,663
Prestige Brands 144A 5.375% 12/15/21 #	75,000	78,000
Reynolds American
4.00% 6/12/22	130,000	141,407
4.45% 6/12/25	450,000	502,969
Shire Acquisitions Investments Ireland
2.40% 9/23/21	150,000	150,361
2.875% 9/23/23	145,000	145,926
3.20% 9/23/26	80,000	80,551
Sysco 3.30% 7/15/26	345,000	358,370
Teva Pharmaceutical Finance Netherlands III
2.20% 7/21/21	110,000	109,709
2.80% 7/21/23	465,000	466,911

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Thermo Fisher Scientific 3.00% 4/15/23	545,000	$558,953
Transurban Finance 144A 3.375% 3/22/27 #	55,000	55,534
Universal Health Services 144A 5.00% 6/1/26 #	25,000	26,094
Zimmer Biomet Holdings
3.375% 11/30/21	90,000	94,380
4.45% 8/15/45	35,000	35,989

		9,311,615

Energy – 1.84%
Anadarko Petroleum 5.55% 3/15/26	170,000	192,458
BP Capital Markets 3.017% 1/16/27	115,000	116,963
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	204,149
Colorado Interstate Gas 144A 4.15% 8/15/26 #	130,000	129,143
ConocoPhillips 4.95% 3/15/26	210,000	237,149
Ecopetrol
5.875% 9/18/23	100,000	108,125
7.375% 9/18/43	55,000	58,025
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	115,000	123,365
Energy Transfer Equity 7.50% 10/15/20	110,000	121,275
Energy Transfer Partners
4.75% 1/15/26	120,000	124,205
6.125% 12/15/45	90,000	94,323
9.70% 3/15/19	95,000	109,054
EnLink Midstream Partners
2.70% 4/1/19	70,000	69,581
4.85% 7/15/26	65,000	65,532
Enterprise Products Operating
3.95% 2/15/27	120,000	126,006
7.034% 1/15/68 ●	25,000	26,420
Hess 4.30% 4/1/27	125,000	126,233
Murphy Oil USA 6.00% 8/15/23	160,000	169,000
NiSource Finance 6.125% 3/1/22	115,000	137,380
Noble Energy 5.05% 11/15/44	85,000	84,232
Pertamina Persero 144A 4.875% 5/3/22 #	200,000	216,029

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Petrobras Global Finance
4.875% 3/17/20	30,000	$30,150
6.25% 3/17/24	55,000	53,625
7.875% 3/15/19	70,000	75,950
8.375% 5/23/21	65,000	71,175
8.75% 5/23/26	10,000	11,075
Petroleos Mexicanos
6.625% 6/15/35	80,000	81,828
144A 6.75% 9/21/47 #	50,000	50,125
Petronas Global Sukuk 144A 2.707% 3/18/20 #	200,000	204,767
Plains All American Pipeline 8.75% 5/1/19	175,000	201,853
Regency Energy Partners 5.875% 3/1/22	155,000	171,106
Shell International Finance
2.875% 5/10/26	85,000	86,379
3.75% 9/12/46	180,000	178,177
4.00% 5/10/46	70,000	71,798
Sunoco Logistics Partners Operations 3.90% 7/15/26	125,000	127,717
Targa Resources Partners
144A 5.125% 2/1/25 #	60,000	60,225
144A 5.375% 2/1/27 #	65,000	65,569
Tengizchevroil Finance Co. International 144A 4.00% 8/15/26 #	200,000	198,400
Transcanada Trust 5.875% 8/15/76 ●	90,000	95,445
Williams Partners 7.25% 2/1/17	145,000	147,663
Woodside Finance
144A 3.65% 3/5/25 #	60,000	60,606
144A 3.70% 9/15/26 #	60,000	60,437
144A 8.75% 3/1/19 #	145,000	165,973
YPF
144A 8.50% 3/23/21 #	30,000	33,555
144A 8.75% 4/4/24 #	55,000	61,385
144A 31.354% 7/7/20 #●	90,000	105,390

		5,109,020

Financials – 0.94%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	200,000	206,500
AerCap Ireland Capital 3.95% 2/1/22	150,000	154,125
Affiliated Managers Group 3.50% 8/1/25	100,000	99,599

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Financials (continued)
Air Lease 3.00% 9/15/23	130,000	$128,847
Aviation Capital Group
144A 2.875% 9/17/18 #	10,000	10,137
144A 4.875% 10/1/25 #	140,000	152,075
144A 6.75% 4/6/21 #	85,000	99,981
Banco Nacional de Comercio Exterior 144A 3.80% 8/11/26 #●	200,000	194,440
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	200,000	208,750
Berkshire Hathaway
2.75% 3/15/23	70,000	72,806
3.125% 3/15/26	90,000	94,709
E*TRADE Financial 5.875% 12/29/49 ●	145,000	150,437
Jefferies Group
6.45% 6/8/27	50,000	56,717
6.50% 1/20/43	30,000	31,411
Lazard Group
3.75% 2/13/25	100,000	100,845
6.85% 6/15/17	38,000	39,213
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	100,000	100,833
SUAM Finance 144A 4.875% 4/17/24 #	100,000	106,300
UBS Group Funding Jersey 144A 2.65% 2/1/22 #	400,000	399,748
Woori Bank 144A 4.75% 4/30/24 #	200,000	216,741

		2,624,214

Insurance – 0.75%
Berkshire Hathaway Finance 2.90% 10/15/20	145,000	152,501
Highmark 144A 6.125% 5/15/41 #@	30,000	29,299
MetLife 6.40% 12/15/36	20,000	22,187
MetLife Capital Trust X 144A 9.25% 4/8/38 #	400,000	576,480
Principal Life Global Funding II 144A 3.00% 4/18/26 #	390,000	396,860
Prudential Financial
4.50% 11/15/20	5,000	5,517
5.375% 5/15/45 ●	85,000	88,825
5.875% 9/15/42 ●	260,000	287,170
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	85,000	87,647
144A 4.125% 11/1/24 #	170,000	179,527

(continues)	51

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
USI 144A 7.75% 1/15/21 #	20,000	$20,400
XLIT
4.45% 3/31/25	75,000	76,264
5.50% 3/31/45	110,000	107,995
6.50% 12/29/49 ●	70,000	52,665

		2,083,337

Materials – 0.08%
Air Liquide Finance 144A 2.50% 9/27/26 #	210,000	211,582

		211,582

Media – 1.24%
21st Century Fox America 4.95% 10/15/45	165,000	187,804
Cablevision 144A 6.50% 6/15/21 #	150,000	156,750
CCO Holdings
144A 5.125% 5/1/23 #	115,000	120,319
144A 5.75% 2/15/26 #	100,000	106,250
Charter Communications Operating 144A 4.908% 7/23/25 #	380,000	419,900
Comcast 2.35% 1/15/27	610,000	602,700
CSC Holdings
5.25% 6/1/24	56,000	53,340
144A 5.50% 4/15/27 #	200,000	205,000
DISH DBS 5.00% 3/15/23	70,000	68,250
Gray Television 144A 5.125% 10/15/24 #	60,000	59,025
Myriad International Holdings 144A 5.50% 7/21/25 #	200,000	215,450
Nexstar Escrow 144A 5.625% 8/1/24 #	120,000	120,600
Sinclair Television Group 144A 5.125% 2/15/27 #	130,000	127,400
Sirius XM Radio 144A 5.375% 7/15/26 #	385,000	396,550
Sky 144A 3.75% 9/16/24 #	205,000	217,118
Time Warner Cable 7.30% 7/1/38	130,000	166,853
Tribune Media 5.875% 7/15/22	150,000	152,531
Viacom 3.45% 10/4/26	90,000	90,141

		3,465,981

Real Estate – 0.82%
Alexandria Real Estate Equities 3.95% 1/15/27	40,000	41,936
American Tower 2.25% 1/15/22	40,000	39,968

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
American Tower
2.80% 6/1/20	35,000	$35,933
4.00% 6/1/25	160,000	171,451
4.40% 2/15/26	85,000	93,275
American Tower Trust I 144A 3.07% 3/15/23 #	120,000	125,227
AvalonBay Communities 2.95% 5/11/26	170,000	170,227
Corporate Office Properties
3.60% 5/15/23	80,000	80,068
5.25% 2/15/24	105,000	114,192
Crown Castle International 5.25% 1/15/23	130,000	147,692
CubeSmart 3.125% 9/1/26	120,000	119,723
DDR 7.50% 4/1/17	30,000	30,883
Education Realty Operating Partnership 4.60% 12/1/24	100,000	104,405
Hospitality Properties Trust 4.50% 3/15/25	95,000	97,073
Kite Realty Group 4.00% 10/1/26	45,000	45,450
MGM Growth Properties Operating Partnership 144A 4.50% 9/1/26 #	100,000	100,500
PLA Administradora Industrial 144A 5.25% 11/10/22 #	200,000	204,500
Sovran Acquisition 3.50% 7/1/26	90,000	92,032
UDR 4.00% 10/1/25	355,000	383,484
WP Carey 4.60% 4/1/24	80,000	83,727

		2,281,746

Services – 0.21%
AECOM 5.875% 10/15/24	91,000	97,597
GEO Group
5.125% 4/1/23	75,000	64,125
5.875% 10/15/24	85,000	73,525
United Rentals North America
4.625% 7/15/23	40,000	41,150
5.50% 7/15/25	160,000	163,800
5.875% 9/15/26	45,000	46,575
Zayo Group 6.00% 4/1/23	90,000	94,950

		581,722

Technology – 0.91%
Activision Blizzard 144A 3.40% 9/15/26 #	165,000	166,047
Apple 3.85% 8/4/46	135,000	138,439
Cisco Systems 1.85% 9/20/21	125,000	125,838

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Cisco Systems 2.20% 9/20/23	120,000	$121,069
Diamond 1 Finance 144A 6.02% 6/15/26 #	405,000	444,811
Fidelity National Information Services
3.00% 8/15/26	115,000	114,112
5.00% 10/15/25	170,000	194,212
First Data
144A 5.75% 1/15/24 #	305,000	314,531
144A 7.00% 12/1/23 #	130,000	137,800
Fortive 144A 3.15% 6/15/26 #	130,000	133,966
Microsoft
2.40% 8/8/26	160,000	160,340
3.45% 8/8/36	140,000	142,916
Oracle 4.00% 7/15/46	125,000	129,501
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	200,474

		2,524,056

Telecommunications – 1.59%
AT&T
4.125% 2/17/26	160,000	173,227
4.35% 6/15/45	90,000	89,015
144A 4.50% 3/9/48 #	245,000	247,311
CC Holdings GS V 3.849% 4/15/23	80,000	85,691
CenturyLink
5.80% 3/15/22	145,000	149,169
6.75% 12/1/23	100,000	104,375
Columbus Cable Barbados 144A 7.375% 3/30/21 #	200,000	212,870
Crown Castle Towers 144A 4.883% 8/15/20 #	455,000	497,751
Deutsche Telekom International Finance 144A 2.485% 9/19/23 #	485,000	486,510
Digicel Group 144A 8.25% 9/30/20 #	200,000	174,750
Equinix 5.375% 4/1/23	157,000	165,439
Frontier Communications 8.875% 9/15/20	45,000	48,713
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	99,735
Millicom International Cellular 144A 6.00% 3/15/25 #	200,000	203,270
SBA Communications 144A 4.875% 9/1/24 #	120,000	121,200

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Telecommunications (continued)
SBA Tower Trust
144A 2.24% 4/16/18 #	100,000	$100,344
144A 2.898% 10/15/19 #	70,000	70,984
Sprint Communications
144A 7.00% 3/1/20 #	75,000	80,813
144A 9.00% 11/15/18 #	70,000	77,525
TELUS 2.80% 2/16/27	95,000	95,320
T-Mobile USA 6.125% 1/15/22	115,000	122,619
Verizon Communications
4.125% 8/15/46	480,000	482,172
4.862% 8/21/46	55,000	61,858
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	200,000	204,000
VTR Finance 144A 6.875% 1/15/24 #	200,000	209,400
WPP Finance 2010 5.625% 11/15/43	45,000	53,591

		4,417,652

Transportation – 0.74%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	62,416	64,760
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	45,670	47,725
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	76,361	78,365
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ¿	34,172	36,265
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ¿	39,902	42,246
Autoridad del Canal de Panama 144A 4.95% 7/29/35 #	200,000	228,000
Burlington Northern Santa Fe 4.70% 9/1/45	250,000	294,663
ERAC USA Finance
144A 3.30% 12/1/26 #	190,000	195,876
144A 4.50% 8/16/21 #	20,000	22,168
Norfolk Southern 2.90% 6/15/26	155,000	159,297
Penske Truck Leasing
144A 3.30% 4/1/21 #	95,000	98,878
144A 3.375% 2/1/22 #	190,000	197,819

(continues)	53

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	200,000	$200,498
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	42,423	45,551
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	94,232	99,297
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ¿	40,000	40,954
United Parcel Service 5.125% 4/1/19	190,000	208,362

		2,060,724

Utilities – 3.21%
AES Gener 144A 8.375% 12/18/73 #●	200,000	213,500
Ameren Illinois 9.75% 11/15/18	290,000	338,561
American Transmission Systems 144A 5.25% 1/15/22 #	270,000	310,567
AmeriGas Partners 5.875% 8/20/26	60,000	63,750
Appalachian Power 4.45% 6/1/45	70,000	76,819
Berkshire Hathaway Energy 3.75% 11/15/23	200,000	218,666
Black Hills
3.15% 1/15/27	70,000	70,813
3.95% 1/15/26	35,000	37,551
Calpine
144A 5.25% 6/1/26 #	75,000	76,125
5.375% 1/15/23	65,000	65,081
CenterPoint Energy 5.95% 2/1/17	5,000	5,075
Cleveland Electric Illuminating 5.50% 8/15/24	90,000	107,378
CMS Energy 6.25% 2/1/20	115,000	131,143
ComEd Financing III 6.35% 3/15/33 @	160,000	168,905
Commonwealth Edison
3.65% 6/15/46	15,000	15,395
4.35% 11/15/45	125,000	143,389
Consumers Energy
3.25% 8/15/46	175,000	172,678
4.10% 11/15/45	35,000	39,634
Dominion Gas Holdings 4.60% 12/15/44	85,000	91,906

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Dominion Resources
2.85% 8/15/26	35,000	$34,887
3.90% 10/1/25	215,000	231,747
DTE Energy
2.85% 10/1/26	140,000	139,699
3.30% 6/15/22	105,000	111,255
Duke Energy
2.65% 9/1/26	25,000	24,585
4.80% 12/15/45	85,000	96,894
Duke Energy Carolinas 3.875% 3/15/46	70,000	74,152
Emera 6.75% 6/15/76 ●	195,000	210,106
Emera US Finance 144A 4.75% 6/15/46 #	260,000	280,177
Enel 144A 8.75% 9/24/73 #●	200,000	234,250
Enel Finance International 144A 6.00% 10/7/39 #	100,000	121,337
Entergy
2.95% 9/1/26	35,000	35,130
4.00% 7/15/22	95,000	103,184
Entergy Louisiana
4.05% 9/1/23	220,000	243,036
4.95% 1/15/45	15,000	15,987
Entergy Mississippi 2.85% 6/1/28	120,000	122,860
Exelon 3.95% 6/15/25	70,000	75,639
Fortis 144A 3.055% 10/4/26 #	265,000	264,440
Great Plains Energy 4.85% 6/1/21	60,000	65,739
Indiana Michigan Power 3.20% 3/15/23	175,000	183,276
IPALCO Enterprises 5.00% 5/1/18	80,000	83,800
ITC Holdings
3.25% 6/30/26	40,000	40,690
3.65% 6/15/24	70,000	73,733
Kansas City Power & Light 3.65% 8/15/25	180,000	191,328
KeySpan Gas East 144A 2.742% 8/15/26 #	140,000	141,884
LG&E & KU Energy 4.375% 10/1/21	225,000	248,323
Louisville Gas & Electric 4.375% 10/1/45	35,000	40,219
Massachusetts Electric 144A 4.004% 8/15/46 #	270,000	281,513
Metropolitan Edison 144A 4.00% 4/15/25 #	70,000	73,181

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
MidAmerican Energy 4.25% 5/1/46	165,000	$188,698
National Rural Utilities Cooperative Finance
2.70% 2/15/23	145,000	151,089
4.75% 4/30/43 ●	180,000	183,208
5.25% 4/20/46 ●	50,000	54,080
NextEra Energy Capital Holdings
2.40% 9/15/19	135,000	137,735
3.625% 6/15/23	60,000	63,758
NV Energy 6.25% 11/15/20	115,000	135,083
Pennsylvania Electric 5.20% 4/1/20	115,000	124,426
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	200,000	223,148
Public Service Co. of New Hampshire 3.50% 11/1/23	95,000	101,714
Public Service Co. of Oklahoma 5.15% 12/1/19	200,000	219,610
South Carolina Electric & Gas 4.10% 6/15/46	110,000	117,698
Southern
2.75% 6/15/20	165,000	170,340
3.25% 7/1/26	160,000	166,057
4.40% 7/1/46	145,000	157,117
Southern Co. Gas Capital
3.25% 6/15/26	85,000	88,009
3.95% 10/1/46	95,000	96,445
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	50,000	53,405
Wisconsin Electric Power 4.30% 12/15/45	70,000	80,773
Xcel Energy 3.30% 6/1/25	230,000	243,081

		8,945,461

Total Corporate Bonds (cost $61,940,338)		64,126,148

Municipal Bonds – 0.53%

Bay Area Toll Authority (Build America Bonds)
Series S3 6.907% 10/1/50	125,000	201,146
California State Various Purposes 5.00% 9/1/26	65,000	84,411

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

California State Various Purposes (Build America Bonds)
7.55% 4/1/39	80,000	$128,110
Commonwealth of Massachusetts
Series B 5.00% 7/1/26	25,000	32,569
Series C 5.00% 10/1/25	65,000	83,791
Series D 5.00% 4/1/26	20,000	25,953
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	95,000	113,920
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	90,000	106,460
(Build America Bonds)
Series A 7.102% 1/1/41	70,000	106,980
Series F 7.414% 1/1/40	30,000	47,183
New York City, New York
Series C 5.00% 8/1/26	45,000	58,009
Series C 5.00% 8/1/27	25,000	31,978
Oregon State Taxable Pension 5.892% 6/1/27	200,000	259,462
South Carolina Public Service Authority
Series D 4.77% 12/1/45	40,000	45,733
Texas Water Development Board
Series A 5.00% 10/15/45	30,000	36,551
Water Implementation Revenue 5.00% 10/15/46	95,000	115,909

Total Municipal Bonds (cost $1,394,184)		1,478,165

Non-Agency Asset-Backed Securities – 1.05%

AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	52,899	54,384
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	150,000	150,542
Series 2014-4 A2 1.43% 6/17/19	180,000	180,313
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	119,970
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	202,028

(continues)	55

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	8,506	$8,514
Capital One Multi-Asset Execution Trust
Series 2007-A5 A5 0.564% 7/15/20 ●	145,000	144,870
Citibank Credit Card Issuance Trust
Series 2014-A9 A9 0.796% 11/23/18 ●	100,000	100,019
CNH Equipment Trust
Series 2016-B A2B 0.924% 10/15/19 ●	25,000	25,030
Discover Card Execution Note Trust
Series 2013-A1 A1 0.824% 8/17/20 ●	200,000	200,423
Series 2014-A1 A1 0.954% 7/15/21 ●	200,000	200,828
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	80,000	80,065
Ford Credit Auto Owner Trust
Series 2016-2 A 144A 2.03% 12/15/27 #	125,000	126,075
Golden Credit Card Trust
Series 2014-2A A 144A 0.974% 3/15/21 #●	100,000	99,961
Great America Leasing Receivables
Series 2013-1 B 144A 1.44% 5/15/18 #	100,000	100,021
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	144,000	133,590
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.084% 7/16/18 ●	70,000	70,038
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A 1.104% 5/15/20 #●	100,000	100,310
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.146% 9/27/21 #●	60,000	60,000
Nissan Auto Lease Trust
Series 2015-B A2B 1.054% 12/15/17 ●	62,743	62,827

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Penarth Master Issuer
Series 2015-1A A1 144A 0.931% 3/18/19 #●	150,000	$149,910
PFS Financing
Series 2015-AA A 144A 1.144% 4/15/20 #●	100,000	99,224
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	100,000	100,140
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	100,198
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	260,000	259,786

Total Non-Agency Asset-Backed Securities (cost $2,941,974)		2,929,066

Non-Agency Collateralized Mortgage Obligations – 0.60%

American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	7,975	7,919
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	2,726	2,628
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	57,156	56,890
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	67,364	68,901
Series 2014-2 B1 144A 3.433% 6/25/29 #●	83,270	82,936
Series 2014-2 B2 144A 3.433% 6/25/29 #●	83,270	80,801
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	101,052
Series 2015-1 B1 144A 2.66% 12/25/44 #●	197,449	195,276
Series 2015-4 B1 144A 3.631% 6/25/45 #●	97,440	94,872
Series 2015-4 B2 144A 3.631% 6/25/45 #●	97,440	92,979
Series 2015-5 B2 144A 2.892% 5/25/45 #●	98,442	92,421

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

JPMorgan Mortgage Trust
Series 2015-6 B1 144A 3.642% 10/25/45 #●	97,626	$98,830
Series 2015-6 B2 144A 3.642% 10/25/45 #●	97,626	97,021
New Residential Mortgage Loan Trust
Series 2015-2A A1 144A 3.75% 8/25/55 #●	81,589	85,014
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.665% 9/25/43 #●	93,263	94,695
Series 2014-2 A4 144A 3.50% 7/25/44 #●	53,026	54,517
Series 2015-1 B2 144A 3.879% 1/25/45 #●	43,306	43,241
Structured Asset Securities Corporation Mortgage Pass Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ¿	35,102	35,688
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	84,431	85,352
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	86,697	87,725
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.158% 4/25/36 ●	16,511	15,463
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.911% 3/20/45 #●	97,023	100,161

Total Non-Agency Collateralized Mortgage Obligations (cost $1,651,757)		1,674,382

Non-Agency Commercial Mortgage-Backed Securities – 1.83%

Banc of America Commercial Mortgage Trust
Series 2007-4 AM 6.005% 2/10/51 ●	80,000	82,487
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PWR18 A4 5.70% 6/11/50	51,014	52,543

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.90% 12/10/49 ●	60,000	$60,949
Series 2014-GC25 A4 3.635% 10/10/47	115,000	124,642
Series 2015-GC27 A5 3.137% 2/10/48	135,000	141,432
Series 2016-P3 A4 3.329% 4/15/49	95,000	101,088
Series 2016-P5 A4 2.941% 10/10/49	90,000	92,697
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	95,000	98,447
Series 2014-CR19 A5 3.796% 8/10/47	70,000	76,675
Series 2014-CR20 AM 3.938% 11/10/47	215,000	233,151
Series 2015-3BP A 144A 3.178% 2/10/35 #	300,000	314,598
Series 2015-CR23 A4 3.497% 5/10/48	150,000	160,964
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	50,000	50,412
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	175,000	186,125
Series 2016-C3 A5 2.89% 9/10/49	210,000	216,522
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.884% 11/10/46 #●	130,000	147,729
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	106,475
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	150,000	165,669
Series 2015-GC32 A4 3.764% 7/10/48	70,000	76,981
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	100,000	99,982
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	255,000	254,955

(continues)	57

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	225,000	$246,557
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	185,000	194,670
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.678% 8/12/37 ●	40,000	42,928
Series 2005-LDP5 D 5.735% 12/15/44 ●	65,000	64,814
Series 2013-LC11 B 3.499% 4/15/46	85,000	88,979
Series 2015-JP1 A5 3.914% 1/15/49	85,000	94,301
Series 2016-JP2 A4 2.822% 8/15/49	120,000	122,984
Series 2016-JP3 B 3.397% 8/15/49 ●	40,000	41,004
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	4,751	4,750
Series 2006-C6 AJ 5.452% 9/15/39 ●	133,000	123,683
Series 2006-C6 AM 5.413% 9/15/39	13	13
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	90,000	98,885
Series 2015-C23 A4 3.719% 7/15/50	285,000	312,800
Series 2015-C26 A5 3.531% 10/15/48	120,000	130,204
Series 2016-C29 A4 3.325% 5/15/49	85,000	90,424
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	200,000	198,240
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	60,000	62,934
Series 2015-NXS3 A4 3.617% 9/15/57	165,000	178,243

	Principal amount°		Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 A3 2.652% 8/15/49		140,000	$142,269

Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,997,649)			5,083,205

Regional Bonds – 0.31%Δ

Australia – 0.06%
Queensland Treasury
144A 3.25% 7/21/26 #	AUD	161,000	132,341
144A 3.25% 7/21/28 #	AUD	39,000	31,904

			164,245

Canada – 0.18%
Province of British Columbia 2.25% 6/2/26		235,000	239,982
Province of Manitoba 2.125% 6/22/26		100,000	100,309
Province of Ontario 3.45% 6/2/45	CAD	54,000	47,954
Province of Quebec 6.00% 10/1/29	CAD	102,000	110,586

			498,831

Japan – 0.07%
Japan Finance Organization For Municipalities 144A 2.125% 4/13/21 #		200,000	202,101

			202,101

Total Regional Bonds (cost $846,620)			865,177

Senior Secured Loans – 1.72%«

Air Medical Group Holdings Tranche B 1st Lien 4.25% 4/28/22		167,875	166,910
Aramark Services Tranche E 3.338% 9/7/19		111,908	112,590
Avago Technologies Cayman Finance Tranche B 1st Lien 3.524% 2/1/23		77,593	78,611
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		185,000	185,463
Community Health Systems Tranche F 1st Lien 4.083% 12/31/18		43,116	42,933

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Dell International Tranche B 1st Lien 4.00% 9/7/23	130,000	$130,901
FCA U.S. Tranche B 1st Lien 3.50% 5/24/17	11,389	11,424
First Data Tranche B 1st Lien 4.525% 3/24/21	360,432	363,033
Flying Fortress Tranche B 1st Lien 3.588% 4/30/20	345,000	347,372
HCA Tranche B6 1st Lien 3.774% 3/17/23	316,410	320,439
Hilton Worldwide Finance Tranche B1 1st Lien 3.50% 10/26/20	49,330	49,608
Hilton Worldwide Finance Tranche B2 1st Lien 3.215% 10/25/23	504,289	508,612
Houghton International 1st Lien 4.25% 12/20/19	630,438	628,861
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	130,385	129,183
Landry’s Tranche B 1st Lien 4.00% 4/24/18	121,977	122,282
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	245,000	246,684
Republic of Angola (Unsecured) 7.175% 12/16/23 @	239,063	206,789
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23	104,475	105,667
TransDigm Tranche 1st Lien 3.75% 6/9/23	265,000	265,249
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	586,278	587,744
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19	158,850	159,098

Total Senior Secured Loans (cost $4,722,331)		4,769,453

Sovereign Bonds – 1.14%Δ

Argentina – 0.06%
Argentine Republic Government International Bond 144A 7.125% 7/6/36 #	150,000	159,225

		159,225

		Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Australia – 0.07%
Australia Government Bond 3.75% 4/21/37	AUD	205,000	$187,527

			187,527

Canada – 0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	15,000	14,588

			14,588

Dominican Republic – 0.04%
Dominican Republic International Bond 144A 6.875% 1/29/26 #		100,000	116,000

			116,000

Hungary – 0.05%
Hungary Government International Bond 5.75% 11/22/23		120,000	141,556

			141,556

Indonesia – 0.05%
Indonesia Treasury Bond 9.00% 3/15/29	IDR	1,700,000,000	148,950

			148,950

Jamaica – 0.04%
Jamaica Government International Bond 8.00% 3/15/39		100,000	120,500

			120,500

Mexico – 0.26%
Mexican Bonos
5.75% 3/5/26	MXN	7,774,400	393,858
8.50% 5/31/29	MXN	1,999,000	123,448
Mexico Government International Bond 4.35% 1/15/47		200,000	197,000

			714,306

New Zealand – 0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	29,000	25,516

			25,516

Peru – 0.05%
Peruvian Government International Bond 6.95% 8/12/31	PEN	449,000	144,641

			144,641

(continues)	59

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

		Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Poland – 0.10%
Poland Government Bond
2.50% 7/25/26	PLN	991,000	$250,413
3.25% 7/25/25	PLN	90,000	24,295

			274,708

Portugal – 0.01%
Portugal Government International Bond 144A 5.125% 10/15/24 #		29,000	28,987

			28,987

Qatar – 0.07%
Qatar Government International Bond 144A 3.25% 6/2/26 #		200,000	203,778

			203,778

Republic of Korea – 0.05%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	138,623,911	129,043

			129,043

South Africa – 0.13%
South Africa Government Bond 8.00% 1/31/30	ZAR	3,342,000	224,312
South Africa Government International Bond 5.875% 5/30/22		125,000	141,394

			365,706

Sri Lanka – 0.07%
Sri Lanka Government International Bond 144A 6.125% 6/3/25 #		200,000	205,104

			205,104

United Kingdom – 0.02%
United Kingdom Gilt 3.50% 1/22/45	GBP	20,900	39,544

			39,544

Uruguay – 0.05%
Uruguay Government International Bond 5.10% 6/18/50		130,000	135,200

			135,200

Total Sovereign Bonds (cost $3,152,532)			3,154,879

Supranational Banks – 0.32%

Asian Development Bank 0.50% 3/24/20	AUD	26,000	18,669

		Principal amount°	Value (U.S. $)

Supranational Banks (continued)

European Bank for Reconstruction & Development
7.375% 4/15/19	IDR	1,040,000,000	$81,169
9.25% 12/2/20	IDR	1,240,000,000	104,748
Inter-American Development Bank 6.00% 9/5/17	INR	17,800,000	265,645
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	532,000	401,987
4.625% 10/6/21	NZD	22,000	17,534
International Finance 3.625% 5/20/20	NZD	13,000	9,826

Total Supranational Banks (cost $871,254)			899,578

U.S. Treasury Obligations – 0.49%

U.S. Treasury Bond 2.50% 5/15/46		435,000	450,242
U.S. Treasury Notes
1.125% 7/31/21		645,000	644,143
1.625% 5/15/26		275,000	275,419

Total U.S. Treasury Obligations (cost $1,363,283)			1,369,804

		Number of shares

Preferred Stock – 0.46%

General Electric 5.00% ●		266,000	283,210
Integrys Energy Group 6.00% ●		3,550	97,314
PNC Preferred Funding Trust II 144A 2.073% #●		300,000	287,250
US Bancorp 3.50% ●		600	525,669
USB Realty 144A 1.827% #●		100,000	90,000

Total Preferred Stock (cost $1,092,851)			1,283,443

Rights – 0.00%

Air Liquide exercise price EUR 76.00 expiration 10/11/16 †		1,460	3,987

Total Rights (cost $0)			3,987

	Principal amount°	Value (U.S. $)

Short-Term Investments – 3.13%

Discount Notes – 1.50%≠
Federal Home Loan Bank
0.275% 10/12/16	479,648	$479,627
0.28% 10/20/16	470,244	470,204
0.285% 11/10/16	772,632	772,461
0.30% 11/3/16	470,244	470,158
0.31% 1/25/17	744,384	743,772
0.314% 11/1/16	1,229,108	1,228,900

		4,165,122

Repurchase Agreements – 0.73%
Bank of America Merrill Lynch 0.39%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $562,828 (collateralized by U.S. government obligations 0.125% 4/15/21; market value $574,066)	562,810	562,810
Bank of Montreal 0.38%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $938,046 (collateralized by U.S. government obligations 0.00%–4.625% 11/10/16–2/15/45; market value $956,777)	938,017	938,017
BNP Paribas 0.45%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $544,194 (collateralized by U.S. government obligations 0.00%–2.625% 10/31/17–8/15/40; market value $555,057)	544,173	544,173

		2,045,000

U.S. Treasury Obligations – 0.90%≠
U.S. Treasury Bills
0.228% 10/6/16	1,278,852	1,278,843
0.255% 11/3/16	1,229,108	1,228,913

		2,507,756

Total Short-Term Investments (cost $8,717,332)		$8,717,878

Total Value of Securities – 100.75% (cost $238,656,092)	$280,293,422

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2016, the aggregate value of Rule 144A securities was $32,000,132, which represents 11.50% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $5,412,315, which represents 1.95% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2016, the aggregate value of fair valued securities was $305,631, which represents 0.11% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2016.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income-producing security.
●	Variable rate security. Each rate shown is as of Sept. 30, 2016. Interest rates reset periodically.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2016.

(continues)	61

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

The following foreign currency exchange contracts and futures contracts were outstanding at Sept. 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(317,827)	USD	243,662	10/28/16	$576
BAML	CAD	(266,470)	USD	201,653	10/28/16	(1,501)
BAML	EUR	247,186	USD	(277,902)	10/28/16	148
BAML	JPY	3,805,883	USD	(37,960)	10/28/16	(385)
BAML	NZD	(281,566)	USD	206,061	10/28/16	1,283
BB	COP	374,691,702	USD	(129,244)	10/28/16	(25)
BNP	AUD	(240,728)	USD	184,361	10/28/16	244
BNP	INR	4,029,713	USD	(60,415)	10/28/16	(141)
BNP	NOK	121,552	USD	(14,966)	10/28/16	240
BNYM	CAD	(3,060)	USD	2,331	10/3/16	(1)
CITI	ZAR	(913,777)	USD	67,499	10/28/16	1,275
HSBC	GBP	47,556	USD	(61,951)	10/28/16	(275)
JPMC	KRW	(131,574,780)	USD	119,804	10/28/16	400
JPMC	PLN	(70,943)	USD	18,568	10/28/16	28
TD	EUR	(131,148)	USD	147,341	10/28/16	(181)
TD	INR	4,379,031	USD	(65,677)	10/28/16	(178)
TD	JPY	(4,088,664)	USD	40,832	10/28/16	464
TD	MXN	(1,062,319)	USD	54,474	10/28/16	(129)
TD	NZD	(309,699)	USD	225,725	10/28/16	486
TD	ZAR	(1,796,000)	USD	132,565	10/28/16	2,403
UBS	IDR	(3,604,040,650)	USD	278,089	10/28/16	2,108

						$6,839

Futures Contracts Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(65) U.S. Treasury 10 yr Notes	$(8,504,949)	$(8,523,125)	12/21/16	$(18,176)
41 U.S. Treasury Long Bonds	6,878,393	6,894,406	12/21/16	16,013

	$(1,626,556)			$(2,163)

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 6 “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

BNP – BNP Paribas

BNYM – Bank of New York Mellon

CAD – Canadian Dollar

CHF – Swiss Franc

CITI – Citigroup Global Markets

CLO – Collateralized Loan Obligation

COP – Colombian Peso

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HSBC – Hong Kong Shanghai Bank

IDR – Indonesian Rupiah

INR – Indian Rupee

JPM – JPMorgan

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PJSC – Private Joint Stock Company

PLN – Polish Zloty

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

USD – U.S. Dollar

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

September 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 36.37%

U.S. Markets – 20.12%
Consumer Discretionary – 1.63%
Amazon.com †	70	$58,612
Aramark	380	14,451
BorgWarner	570	20,053
Cheesecake Factory	410	20,525
Chuy’s Holdings †	270	7,544
Cinemark Holdings	730	27,944
Comcast Class A	890	59,043
Del Frisco’s Restaurant Group @†	1,700	22,899
Dollar General	720	50,393
Express †	1,805	21,281
Fiesta Restaurant Group †	855	20,520
Five Below †	365	14,706
Ford Motor	2,650	31,985
G-III Apparel Group †	785	22,883
Home Depot	370	47,612
Jack in the Box	405	38,856
L Brands	1,416	100,210
Liberty Global Class A †	518	17,705
Liberty Global Class C †	1,993	65,849
Liberty Interactive Corp. QVC Group Class A †	7,019	140,450
Lowe’s	2,000	144,420
Malibu Boats Class A @†	1,190	17,731
National CineMedia	1,605	23,626
Newell Brands	352	18,536
NIKE Class B	390	20,533
Popeyes Louisiana Kitchen †	520	27,633
Shutterfly †	665	29,686
Starbucks	700	37,898
Steven Madden †	927	32,037
Tenneco †	785	45,742
Tractor Supply	520	35,022
TripAdvisor †	1,629	102,920
Walt Disney	920	85,431

		1,424,736

Consumer Staples – 1.14%
Archer-Daniels-Midland	3,700	156,029
Casey’s General Stores	450	54,067
CVS Health	2,270	202,007
General Mills	410	26,191
J&J Snack Foods @	320	38,118
Kimberly-Clark	270	34,058
Kraft Heinz	1,824	163,266
Mondelez International	3,773	165,635
PepsiCo	320	34,806

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Consumer Staples (continued)
Procter & Gamble	650	$58,337
Walgreens Boots Alliance	732	59,014

		991,528

Energy – 1.31%
Carrizo Oil & Gas †	885	35,949
Chevron	2,530	260,388
ConocoPhillips	3,800	165,186
EOG Resources	260	25,145
Halliburton	4,310	193,433
Marathon Oil	7,000	110,670
Occidental Petroleum	2,840	207,093
Parsley Energy Class A †	340	11,393
PDC Energy †	455	30,512
RSP Permian †	750	29,085
Schlumberger	710	55,834
Synergy Resources †	2,140	14,830

		1,139,518

Financials – 2.27%
Aflac	670	48,153
Allstate	2,400	166,032
American Equity Investment Life Holding	1,330	23,581
Ameriprise Financial	260	25,940
Bank of New York Mellon	4,100	163,508
BB&T	4,300	162,196
BlackRock	100	36,246
Bryn Mawr Bank	490	15,675
Capital One Financial	580	41,661
Cardinal Financial	1,070	27,916
Citigroup	1,130	53,370
City Holding	660	33,191
CoBiz Financial @	1,300	17,303
Essent Group †	845	22,485
Evercore Partners Class A	635	32,709
Flushing Financial @	1,155	27,397
Great Western Bancorp	955	31,821
Hope Bancorp	1,860	32,308
Houlihan Lokey	720	18,036
Independent Bank @	455	24,611
Infinity Property & Casualty @	300	24,789
Intercontinental Exchange	576	155,151
Invesco	1,000	31,270
JPMorgan Chase & Co.	1,190	79,242
KeyCorp	2,740	33,346
Marsh & McLennan	2,500	168,125
Old National Bancorp	2,390	33,603

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Financials (continued)
Primerica	700	$37,121
Prosperity Bancshares	680	37,325
Prudential Financial	300	24,495
Raymond James Financial	450	26,195
Selective Insurance Group @	880	35,077
State Street	420	29,245
Sterling Bancorp	2,150	37,625
Stifel Financial †	700	26,915
Travelers	390	44,675
Umpqua Holdings	1,810	27,241
United Fire Group	580	24,546
Webster Financial	1,045	39,720
Western Alliance Bancorp †	975	36,602
WSFS Financial	540	19,705

		1,976,152

Healthcare – 3.31%
Abbott Laboratories	3,800	160,702
AbbVie	920	58,024
Acorda Therapeutics †	895	18,688
Air Methods †	915	28,813
Alkermes †	490	23,045
Allergan †	880	202,673
Biogen †	465	145,559
Cardinal Health	2,100	163,170
Catalent †	1,325	34,238
Celgene †	2,164	226,203
Cepheid †	485	25,555
CONMED	795	31,848
CryoLife †	1,686	29,623
DENTSPLY SIRONA	1,272	75,595
Express Scripts Holding †	2,805	197,837
Gilead Sciences	690	54,593
HealthSouth	635	25,762
IMS Health Holdings †	1,147	35,947
Johnson & Johnson	1,400	165,382
Ligand Pharmaceuticals Class B †	305	31,128
Medicines †	825	31,135
Merck & Co.	3,930	245,271
Merit Medical Systems †	1,356	32,937
Pfizer	6,848	231,942
Prestige Brands Holdings †	516	24,907
Quest Diagnostics	1,900	160,797
Quidel †	1,365	30,153
Quintiles IMS Holdings †	883	71,576
Repligen †	80	2,415

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Healthcare (continued)
Retrophin †	1,190	$26,632
Spectrum Pharmaceuticals †	2,570	12,002
Team Health Holdings †	725	23,606
TESARO †	410	41,098
Thermo Fisher Scientific	300	47,718
UnitedHealth Group	420	58,800
Vanda Pharmaceuticals †	1,730	28,787
Vertex Pharmaceuticals †	270	23,547
WellCare Health Plans †	190	22,247
West Pharmaceutical Services	225	16,763
Wright Medical Group †	910	22,322

		2,889,040

Industrials – 1.97%
AAON @	1,488	42,884
ABM Industries	750	29,775
Applied Industrial Technologies	655	30,615
Barnes Group @	1,125	45,619
Columbus McKinnon @	1,485	26,492
Continental Building Products †	1,750	36,733
Eaton	410	26,941
ESCO Technologies	930	43,171
Essendant	985	20,212
Esterline Technologies †	190	14,448
Federal Signal	1,465	19,426
General Electric	3,140	93,007
Granite Construction	935	46,507
Honeywell International	380	44,304
JB Hunt Transport Services	270	21,908
Kadant	665	34,653
KEYW Holding †	1,580	17,443
Kforce	1,335	27,354
KLX †	750	26,400
Lockheed Martin	230	55,136
MYR Group †	885	26,639
Nielsen Holdings	2,195	117,586
Northrop Grumman	800	171,160
On Assignment †	885	32,117
Parker-Hannifin	300	37,659
Raytheon	1,200	163,356
Republic Services	390	19,675
Rockwell Collins	240	20,242
Swift Transportation †	1,110	23,832
Tetra Tech	1,010	35,825
TriNet Group †	65	1,406

(continues)	65

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Industrials (continued)
Union Pacific	540	$52,666
United Technologies	630	64,008
US Ecology	555	24,886
WageWorks †	501	30,516
Waste Management	2,500	159,400
XPO Logistics †	800	29,336

		1,713,337

Information Technology – 4.48%
Accenture Class A	320	39,094
Adobe Systems †	410	44,501
Alphabet Class A †	287	230,765
Alphabet Class C †	128	99,493
Analog Devices	250	16,113
Anixter International †	410	26,445
Apple	1,240	140,182
Applied Micro Circuits †	3,384	23,519
Broadcom	240	41,405
Brooks Automation	1,480	20,143
CA @	4,928	163,018
Callidus Software †	1,605	29,452
Cisco Systems	6,810	216,013
Convergys	1,090	33,158
eBay †	4,433	145,846
Electronic Arts †	1,637	139,800
ExlService Holdings †	800	39,872
Facebook Class A †	1,949	249,998
GrubHub †	380	16,336
Guidewire Software †	195	11,696
inContact †	1,130	15,797
Intel	5,980	225,745
Intuit	605	66,556
j2 Global	610	40,632
MACOM Technology Solutions Holdings †	485	20,535
Mastercard Class A	1,503	152,960
Maxim Integrated Products	1,200	47,916
MaxLinear Class A †	1,355	27,466
Microsemi †	835	35,053
Microsoft	4,295	247,392
NETGEAR †	535	32,362
PayPal Holdings †	4,605	188,667
Plantronics	440	22,862
Proofpoint †	540	40,419
Q2 Holdings †	430	12,324
QUALCOMM	3,467	237,489
Sabre	1,420	40,016

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Information Technology (continued)
salesforce.com †	650	$46,365
Semtech †	1,200	33,276
Silicon Laboratories †	555	32,634
SS&C Technologies Holdings	660	21,219
Symantec	3,816	95,782
Synaptics †	545	31,926
TeleTech Holdings	765	22,177
Tyler Technologies †	210	35,958
Visa Class A	2,435	201,375
Xerox @	16,100	163,093
Yahoo †	900	38,790

		3,903,635

Materials – 0.60%
Axalta Coating Systems †	1,050	29,684
Balchem	290	22,484
Boise Cascade †	870	22,098
Chemtura †	605	19,850
Eastman Chemical	580	39,254
EI du Pont de Nemours & Co.	2,400	160,728
Kaiser Aluminum	385	33,299
Minerals Technologies	650	45,949
Neenah Paper	520	41,085
Quaker Chemical	360	38,135
WestRock	655	31,754
Worthington Industries	825	39,625

		523,945

Real Estate – 2.62%
American Tower	490	55,532
Apartment Investment & Management	525	24,103
AvalonBay Communities	400	71,136
Boston Properties	500	68,145
Brandywine Realty Trust	1,750	27,335
Camden Property Trust	175	14,655
Cousins Properties	1,075	11,223
Crown Castle International	1,728	162,795
DCT Industrial Trust	673	32,674
DDR	1,450	25,274
Douglas Emmett	1,100	40,293
Duke Realty	2,125	58,076
EastGroup Properties	405	29,792
EPR Properties	205	16,142
Equinix	220	79,255
Equity LifeStyle Properties	300	23,154
Equity One	525	16,070
Equity Residential	1,025	65,938
Essex Property Trust	275	61,243

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Real Estate (continued)
Extra Space Storage	300	$23,823
Federal Realty Investment Trust	150	23,090
First Industrial Realty Trust	1,965	55,452
General Growth Properties	2,300	63,480
Gramercy Property Trust	3,115	30,029
Highwoods Properties	675	35,181
Host Hotels & Resorts	3,705	57,687
Kilroy Realty	400	27,740
Kimco Realty	1,125	32,569
Kite Realty Group Trust	1,303	36,119
LaSalle Hotel Properties	1,240	29,599
Lexington Realty Trust	1,250	12,875
Liberty Property Trust	300	12,105
Life Storage	225	20,011
LTC Properties	100	5,199
Macerich	300	24,261
Mack-Cali Realty	1,040	28,309
National Retail Properties	1,200	61,020
Omega Healthcare Investors	350	12,407
Pebblebrook Hotel Trust	1,285	34,181
Post Properties	400	26,452
Prologis	1,450	77,633
PS Business Parks	175	19,875
Public Storage	300	66,942
Ramco-Gershenson Properties Trust	2,775	52,003
Regency Centers	500	38,745
RLJ Lodging Trust	725	15,247
Sabra Health Care REIT	325	8,183
Simon Property Group	825	170,783
SL Green Realty	400	43,240
Spirit Realty Capital	1,625	21,661
Tanger Factory Outlet Centers	675	26,298
Taubman Centers	200	14,882
UDR	950	34,191
Urban Edge Properties	250	7,035
Ventas	900	63,567
Vornado Realty Trust	675	68,317
Welltower	300	22,431

		2,285,457

Telecommunication Services – 0.51%
AT&T	6,360	258,280
ATN International	385	25,040

	Number of shares	Value (U.S. $)

Common Stock (continued)

U.S. Markets (continued)
Telecommunication Services (continued)
Verizon Communications	3,100	$161,138

		444,458

Utilities – 0.28%
Edison International	2,200	158,950
NorthWestern	685	39,408
South Jersey Industries	660	19,503
Spire	445	28,364

		246,225

Total U.S. Markets (cost $11,196,443)		17,538,031

Developed Markets – 11.56%§
Consumer Discretionary – 1.95%
Bandai Namco Holdings	900	27,547
Bayerische Motoren Werke	1,554	130,839
Cie Financiere Richemont Class A	585	35,678
Cie Generale des Etablissements Michelin	220	24,362
Continental	170	35,819
Denso	700	27,933
Industria de Diseno Textil	1,100	40,786
J Front Retailing	2,000	26,188
Kering	476	96,049
LVMH Moet Hennessy Louis Vuitton	150	25,577
Nitori Holdings	1,226	146,964
Publicis Groupe	812	61,442
RTL Group	355	29,492
Sekisui Chemical	2,200	31,641
Shimano	200	29,705
Sodexo	250	29,780
Stanley Electric	1,100	29,742
Sumitomo Rubber Industries	8,700	131,595
Swatch Group	125	35,436
Techtronic Industries	34,000	133,188
Toyota Motor	3,099	179,762
USS	1,500	25,387
Valeo	1,396	81,483
Volkswagen	135	19,548
Whitbread	500	25,376
WPP	1,810	42,545
Yue Yuen Industrial Holdings	47,500	196,310

		1,700,174

Consumer Staples – 1.85%
Anheuser-Busch InBev	440	57,863

(continues)	67

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Staples (continued)
Aryzta †	2,696	$119,923
Asahi Group Holdings	1,400	50,998
British American Tobacco	1,460	93,113
Carlsberg Class B	1,600	152,918
Chocoladefabriken Lindt & Spruengli Class PC	6	34,699
Coca-Cola Amatil	13,040	102,822
Coca-Cola European Partners	845	33,648
Danone	585	43,438
Diageo	2,000	57,287
FamilyMart UNY Holdings	400	26,703
Japan Tobacco	4,500	184,209
Jeronimo Martins	1,720	29,810
Kao	700	39,577
Koninklijke Ahold Delhaize †	1,703	38,787
L’Oreal	260	49,142
Nestle	2,025	159,902
Reckitt Benckiser Group	360	33,892
SABMiller	495	28,833
Svenska Cellulosa Class B	1,150	34,133
Tesco †	36,694	86,908
Treasury Wine Estates	2,500	21,217
Unilever	730	34,544
Unilever CVA	910	41,927
WH Group 144A #	32,500	26,268
Woolworths	1,400	25,065

		1,607,626

Energy – 0.29%
Amec Foster Wheeler	2,500	18,545
Neste	740	31,565
Suncor Energy	3,100	86,057
TOTAL	2,530	120,328

		256,495

Financials – 1.40%
AIA Group	7,000	47,073
AXA	6,572	139,735
Banco Espirito Santo Class R @=†	85,000	0
Bank Leumi Le-Israel †	10,600	40,342
Bankia	25,200	20,678
Commonwealth Bank of Australia	1,295	72,213
Euronext 144A #	640	27,308
ING Groep	10,053	124,110
Kinnevik Class B †	1,050	26,779

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Financials (continued)
Legal & General Group	11,100	$31,458
Mitsubishi UFJ Financial Group	36,781	186,336
Nordea Bank	17,803	176,792
Platinum Asset Management	5,900	22,831
QBE Insurance Group	3,440	24,615
Seven Bank	6,900	22,100
Sony Financial Holdings	2,300	31,675
Standard Chartered †	15,676	127,568
UniCredit	40,270	93,866

		1,215,479

Healthcare – 1.74%
Actelion †	140	24,295
Astellas Pharma	3,100	48,419
Bayer	440	44,189
Fresenius	525	41,938
ICON †	460	35,590
Indivior	8,500	33,803
Merck	310	33,438
Miraca Holdings	700	34,904
Novartis	3,567	281,509
Novo Nordisk ADR	1,504	62,551
Novo Nordisk Class B	1,040	43,346
Orion Class B	600	23,654
Ramsay Health Care	535	32,554
Roche Holding	420	104,369
Sanofi	2,521	191,977
Shire	1,777	114,907
Smith & Nephew	1,900	30,644
STADA Arzneimittel	2,362	131,419
Sumitomo Dainippon Pharma	1,700	32,927
Teva Pharmaceutical Industries ADR	3,747	172,399

		1,518,832

Industrials – 2.25%
ABB †	1,550	34,934
Aggreko	1,580	19,479
Airbus Group	720	43,669
ANDRITZ	530	28,841
Aurizon Holdings	8,700	31,456
Cathay Pacific Airways	16,000	22,367
Deutsche Lufthansa	2,150	23,969
Deutsche Post	5,591	175,046
East Japan Railway	2,225	200,838
Elbit Systems	330	31,556
Experian	1,280	25,572

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Industrials (continued)
Fraport Frankfurt Airport Services Worldwide	500	$27,365
Fuji Electric	9,000	41,362
International Consolidated Airlines Group	5,100	26,462
ITOCHU	15,537	195,604
Japan Airlines	1,000	29,395
JTEKT	1,700	25,534
Koninklijke Philips	5,320	157,417
Meggitt	17,616	102,819
Minebea	10,600	100,251
Mitsubishi Electric	3,000	38,450
Mitsubishi Heavy Industries	7,000	29,282
Rexel	3,717	56,938
Safran	555	39,917
Singapore Airlines	2,600	20,087
Teleperformance	1,244	132,699
Travis Perkins	1,420	28,323
Vestas Wind Systems	345	28,498
Vinci	2,863	219,244
Yamato Holdings	1,100	25,641

		1,963,015

Information Technology – 0.74%
Amadeus IT Group	850	42,426
ASM Pacific Technology	2,900	24,004
Atos	350	37,681
Brother Industries	2,100	36,921
CGI Group Class A †	3,432	163,471
Infineon Technologies	1,680	29,957
InterXion Holding †	660	23,905
NICE	380	25,303
Omron	900	32,395
Playtech	10,488	123,777
SAP	490	44,812
Seiko Epson	2,200	42,362
Trend Micro	600	20,931

		647,945

Materials – 0.51%
Air Liquide	315	33,780
Alamos Gold	5,502	45,293
Anglo American ADR †	1,800	11,340
Chr Hansen Holding	380	22,635
Daicel	2,100	26,538
EMS-Chemie Holding	67	36,013
Johnson Matthey	630	26,872

	Number of shares	Value (U.S. $)

Common Stock (continued)

Developed Markets§ (continued)
Materials (continued)
Kuraray	1,900	$28,186
Rio Tinto	2,560	85,085
Shin-Etsu Chemical	500	34,886
South32	13,200	24,595
Umicore	525	32,964
Yamana Gold	7,653	32,958

		441,145

Real Estate – 0.13%
Cheung Kong Property Holdings	3,500	25,745
Daito Trust Construction	200	31,988
Swire Properties	7,200	21,176
Westfield	4,050	30,305

		109,214

Telecommunication Services – 0.58%
BT Group	4,300	21,635
Deutsche Telekom	1,700	28,561
KDDI	1,500	46,473
Koninklijke KPN	8,500	28,201
Nippon Telegraph & Telephone	4,444	203,251
Tele2 Class B	12,662	109,299
Telenor	1,900	32,672
Telstra	8,500	33,890

		503,982

Utilities – 0.12%
National Grid	5,362	75,727
Tokyo Gas	7,000	31,143

		106,870

Total Developed Markets (cost $8,478,267)		10,070,777

Emerging Markets X – 4.69%
Consumer Discretionary – 0.46%
Arcos Dorados Holdings Class A @†	4,200	22,134
Astra International	33,800	21,447
B2W Cia Digital @†	17,435	85,455
Ctrip.com International ADR †	2,200	102,454
Grupo Televisa ADR	3,125	80,281
Mahindra & Mahindra	2,446	51,733
Qunar Cayman Islands ADR †	200	5,800
Woolworths Holdings	5,692	32,138

		401,442

(continues)	69

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Consumer Staples – 0.61%
Anadolu Efes Biracilik Ve Malt Sanayii	5,109	$30,926
BRF ADR	2,700	46,062
China Mengniu Dairy	20,000	37,433
Cia Brasileira de Distribuicao ADR	1,600	26,224
Cia Cervecerias Unidas ADR	1,300	26,247
Fomento Economico Mexicano ADR	600	55,224
Hypermarcas	6,300	54,493
Lotte Chilsung Beverage @	26	37,827
Lotte Confectionery @	330	52,818
Tingyi Cayman Islands Holding	17,908	20,834
Tsingtao Brewery	8,004	31,332
Uni-President China Holdings @	70,600	50,300
Wal-Mart de Mexico Class V	9,590	20,995
X5 Retail Group GDR †	1,540	44,659

		535,374

Energy – 0.65%
Cairn India	6,469	19,541
China Petroleum & Chemical	37,350	27,574
Gazprom PJSC ADR	7,988	33,672
Lukoil PJSC ADR	1,000	48,730
PetroChina ADR	475	31,730
Petroleo Brasileiro ADR †	8,319	77,616
PTT	5,241	51,276
Reliance Industries GDR 144A #	6,684	219,235
Rosneft PJSC GDR	6,870	37,578
Tambang Batubara Bukit Asam Persero	25,800	19,103

		566,055

Financials – 0.68%
Akbank	24,861	66,601
Banco Bradesco ADR	4,800	43,536
Bangkok Bank	6,096	28,700
China Construction Bank	51,080	38,363
Grupo Financiero Banorte	4,500	23,624
Grupo Financiero Santander Mexico Class B ADR	4,200	36,960
ICICI Bank ADR	8,000	59,760
Industrial & Commercial Bank of China	53,459	33,929
Itau Unibanco Holding ADR	5,185	56,724

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Financials (continued)
KB Financial Group ADR	927	$31,713
Reliance Capital	3,436	28,327
Remgro	1,135	18,993
Samsung Life Insurance	565	54,260
Sberbank of Russia =	29,194	67,570

		589,060

Industrials – 0.10%
Gol Linhas Aereas Inteligentes ADR †	510	9,670
KCC	191	68,830
Rumo Logistica Operadora Multimodal †	1,072	2,080
Santos Brasil Participacoes	8,500	7,318

		87,898

Information Technology – 1.27%
Alibaba Group Holding ADR †	770	81,458
Baidu ADR †	950	172,967
Hon Hai Precision Industry	20,469	51,800
MediaTek	5,000	38,390
Samsung Electronics	176	256,390
Samsung SDI	243	21,344
SINA †	1,100	81,213
Sohu.com @†	1,800	79,650
Taiwan Semiconductor Manufacturing	14,034	82,494
Taiwan Semiconductor Manufacturing ADR	2,000	61,180
Tencent Holdings	4,900	136,230
Weibo ADR †	110	5,515
WNS Holdings ADR †	1,195	35,790

		1,104,421

Materials – 0.24%
Braskem ADR	2,300	35,374
Cemex ADR †	5,243	41,629
Cemex Latam Holdings †	2,673	10,160
Impala Platinum Holdings †	1,419	7,170
Sociedad Quimica y Minera de Chile ADR	1,100	29,590
UltraTech Cement	1,168	67,635
Vale ADR	2,625	14,438

		205,996

Real Estate – 0.05%
Etalon Group GDR 144A #@=	3,700	10,175

	Number of shares	Value (U.S. $)

Common Stock (continued)

Emerging Markets X (continued)
Real Estate (continued)
IRSA Inversiones y Representaciones ADR @†	700	$13,293
UEM Sunrise	67,159	19,220

		42,688

Telecommunication Services – 0.63%
America Movil Class L ADR	2,200	25,168
China Mobile	8,294	101,887
China Mobile ADR	200	12,304
LG Uplus	2,011	21,507
MegaFon GDR	1,266	12,067
Mobile TeleSystems ADR	1,600	12,208
SK Telecom ADR	7,100	160,460
Telefonica Brasil ADR	4,350	62,945
TIM Participacoes ADR	6,400	78,336
Turkcell Iletisim Hizmetleri ADR †	2,687	21,657
VimpelCom ADR	7,200	25,056
Vodacom Group	1,604	18,022

		551,617

Total Emerging Markets (cost $3,903,946)		4,084,551

Total Common Stock (cost $23,578,656)		31,693,359

Convertible Preferred Stock – 0.11%

Crown Castle International 4.50% exercise price $85.77, expiration date 11/1/16	175	19,779
DTE Energy 6.50% exercise price $116.31, expiration date 10/1/19	35	1,820
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	21	30,450
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	198	15,458
Wells Fargo & Co. 7.50%exercise price $156.71, expiration date 12/31/49	20	26,172

Total Convertible Preferred Stock (cost $78,750)		93,679

	Number of shares	Value (U.S. $)

Exchange-Traded Funds – 0.11%

iShares iBoxx $ High Yield Corporate Bond ETF	300	$26,178
iShares MSCI EAFE ETF	180	10,643
iShares MSCI EAFE Growth ETF	750	51,285
Vanguard FTSE Developed Markets ETF	185	6,921

Total Exchange-Traded Funds (cost $92,455)		95,027

	Principal amount°

Agency Collateralized Mortgage Obligations – 1.87%

Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	1,041	1,175
Series 2003-26 AT 5.00% 11/25/32	2,137	2,145
Series 2005-70 PA 5.50% 8/25/35	4,148	4,703
Series 2008-15 SB 6.075% 8/25/36 S●	24,449	5,079
Series 2010-41 PN 4.50% 4/25/40	60,000	66,472
Series 2010-43 HJ 5.50% 5/25/40	7,670	8,683
Series 2010-96 DC 4.00% 9/25/25	69,660	74,107
Series 2010-129 SM 5.475% 11/25/40 S●	71,527	12,443
Series 2012-98 MI 3.00% 8/25/31 S	98,031	9,596
Series 2012-122 SD 5.575% 11/25/42 S●	156,318	33,976
Series 2013-26 ID 3.00% 4/25/33 S	114,484	14,484
Series 2013-38 AI 3.00% 4/25/33 S	108,377	12,696
Series 2013-43 IX 4.00% 5/25/43 S	279,312	58,091
Series 2013-44 DI 3.00% 5/25/33 S	339,939	47,771
Series 2013-55 AI 3.00% 6/25/33 S	114,293	14,371
Series 2014-36 ZE 3.00% 6/25/44	69,707	70,249
Series 2014-68 BS 5.625% 11/25/44 S●	101,706	21,442
Series 2014-90 SA 5.625% 1/25/45 S●	278,030	57,371

(continues)	71

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2015-27 SA 5.925% 5/25/45 S●	82,502	$19,502
Series 2015-44 Z 3.00% 9/25/43	92,397	92,244
Series 2015-95 SH 5.475% 1/25/46 S●	93,026	23,640
Series 2016-55 SK 5.475% 8/25/46 S●	98,743	26,604
Series 2016-62 SA 5.475% 9/25/46 S●	125,499	36,082
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22	39,596	43,588
Series 4065 DE 3.00% 6/15/32	15,000	15,957
Series 4109 AI 3.00% 7/15/31 S	197,946	19,385
Series 4120 IK 3.00% 10/15/32 S	149,211	17,763
Series 4146 IA 3.50% 12/15/32 S	78,601	11,012
Series 4159 KS 5.626% 1/15/43 S●	71,831	18,385
Series 4181 DI 2.50% 3/15/33 S	68,956	7,990
Series 4184 GS 5.596% 3/15/43 S●	75,804	19,368
Series 4185 LI 3.00% 3/15/33 S	82,187	10,840
Series 4191 CI 3.00% 4/15/33 S	71,184	8,993
Series 4342 CI 3.00% 11/15/33 S	71,204	7,281
Series 4435 DY 3.00% 2/15/35	73,000	76,202
Series 4592 WT 5.50% 6/15/46	160,537	180,117
Series 4594 SG 5.476% 6/15/46 S●	192,611	53,647
Freddie Mac Strips
Series 267 S5 5.476% 8/15/42 S●	97,884	22,027
Series 299 S1 5.476% 1/15/43 S●	71,321	15,153
Series 326 S2 5.426% 3/15/44 S●	79,596	17,576
GNMA
Series 2010-113 KE 4.50% 9/20/40	140,000	157,238

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2013-113 AZ 3.00% 8/20/43	88,840	$87,847
Series 2015-133 AL 3.00% 5/20/45	96,000	97,438
Series 2016-111 PB 2.50% 8/20/46	30,000	29,345

Total Agency Collateralized Mortgage Obligations (cost $1,680,863)		1,630,078

Agency Commercial Mortgage-Backed Securities – 0.78%

Freddie Mac Multifamily
Structured Pass Through Certificates
Series K041 A2 3.171% 10/25/24 ¿	70,000	76,137
Series K055 A2 2.673% 3/25/26 ¿	105,000	109,861
Series K056 A2 2.525% 5/25/26 ¿	35,000	36,179
Series K716 A2 3.13% 6/25/21 ¿	45,000	48,113
Series K722 A1 2.183% 5/25/22 ¿	39,847	40,737
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.341% 2/25/47 #●	20,000	22,374
Series 2011-K15 B 144A 5.116% 8/25/44 #●	10,000	11,048
Series 2012-K18 B 144A 4.40% 1/25/45 #●	30,000	32,613
Series 2012-K22 B 144A 3.811% 8/25/45 #●	50,000	53,129
Series 2012-K23 C 144A 3.782% 10/25/45 #●	10,000	9,973
Series 2012-K708 B 144A 3.883% 2/25/45 #●	45,000	46,380
Series 2012-K708 C 144A 3.883% 2/25/45 #●	15,000	14,998
Series 2013-K33 B 144A 3.618% 8/25/46 #●	50,000	51,438
Series 2013-K35 C 144A 4.077% 8/25/23 #●	10,000	9,789
Series 2013-K712 B 144A 3.484% 5/25/45 #●	25,000	25,668
Series 2013-K713 B 144A 3.274% 4/25/46 #●	15,000	15,386

	Principal amount°	Value (U.S. $)

Agency Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2013-K713 C 144A 3.274% 4/25/46 #●	75,000	$74,772

Total Agency Commercial Mortgage-Backed Securities (cost $668,858)		678,595

Agency Mortgage-Backed Securities – 11.36%

Fannie Mae ARM
2.412% 5/1/43 ●	44,568	45,884
2.553% 6/1/43 ●	16,541	17,001
2.913% 7/1/45 ●	16,479	17,135
2.951% 12/1/45 ●	19,950	20,839
3.216% 4/1/44 ●	41,873	43,720
3.232% 3/1/44 ●	59,163	62,195
3.275% 9/1/43 ●	38,922	40,756
Fannie Mae S.F. 30 yr
4.50% 11/1/39	27,233	30,363
4.50% 1/1/40	349,147	386,597
4.50% 6/1/40	29,151	32,424
4.50% 8/1/40	8,926	9,817
4.50% 7/1/41	73,094	81,150
4.50% 8/1/41	29,240	32,671
4.50% 8/1/42	432,543	477,344
4.50% 10/1/43	202,952	224,667
4.50% 10/1/44	21,582	23,869
4.50% 2/1/46	1,715,000	1,902,877
4.50% 3/1/46	23,704	26,193
5.00% 2/1/35	123	137
5.00% 11/1/35	280	312
5.00% 4/1/37	125	139
5.00% 12/1/39	342	384
5.00% 1/1/40	113	128
5.00% 11/1/44	2,988	3,329
5.50% 12/1/32	1,681	1,910
5.50% 2/1/33	672	761
5.50% 6/1/33	10,579	12,011
5.50% 4/1/34	8,980	10,207
5.50% 7/1/34	1,609	1,832
5.50% 9/1/34	19,604	22,310
5.50% 11/1/34	9,599	10,921
5.50% 12/1/34	17,759	20,202
5.50% 3/1/35	18,392	20,828
5.50% 5/1/35	33,217	37,768
5.50% 6/1/35	6,145	6,992
5.50% 1/1/36	27,410	31,174
5.50% 4/1/36	67,147	76,160
5.50% 5/1/36	4,093	4,646

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 7/1/36	28,441	$32,339
5.50% 9/1/36	29,701	33,760
5.50% 11/1/36	5,103	5,775
5.50% 1/1/37	1,168	1,325
5.50% 2/1/37	11,427	12,934
5.50% 4/1/37	44,559	50,448
5.50% 8/1/37	35,562	40,437
5.50% 9/1/37	640	724
5.50% 1/1/38	712	806
5.50% 2/1/38	9,425	10,714
5.50% 3/1/38	238	271
5.50% 6/1/38	51,009	57,717
5.50% 7/1/38	8,434	9,557
5.50% 1/1/39	34,525	39,245
5.50% 2/1/39	1,400	1,587
5.50% 6/1/39	323	366
5.50% 3/1/40	82,728	94,037
5.50% 7/1/40	50,647	57,561
5.50% 3/1/41	146,386	166,421
5.50% 6/1/41	59,222	67,483
5.50% 9/1/41	95,560	108,453
6.00% 4/1/35	98,789	114,451
6.00% 5/1/36	24,390	28,010
6.00% 6/1/36	2,882	3,309
6.00% 9/1/36	9,237	10,837
6.00% 12/1/36	3,068	3,541
6.00% 2/1/37	10,287	11,804
6.00% 5/1/37	21,986	25,178
6.00% 6/1/37	1,707	1,980
6.00% 7/1/37	1,529	1,761
6.00% 8/1/37	13,089	14,983
6.00% 9/1/37	3,492	4,007
6.00% 11/1/37	520	596
6.00% 5/1/38	50,016	57,386
6.00% 9/1/38	9,390	10,776
6.00% 10/1/38	4,196	4,815
6.00% 9/1/39	133,716	153,351
6.00% 10/1/39	78,071	91,039
6.00% 3/1/40	13,318	15,283
6.00% 9/1/40	12,528	14,375
6.00% 11/1/40	5,263	6,135
6.00% 5/1/41	82,384	94,673
6.00% 6/1/41	37,671	43,219
6.00% 7/1/41	145,645	167,093
6.50% 2/1/36	4,862	5,600
6.50% 3/1/40	74,068	86,757
6.50% 5/1/40	15,654	18,399

(continues)	73

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr TBA
3.00% 10/1/46	1,003,000	$1,042,454
3.00% 11/1/46	1,899,000	1,969,197
Freddie Mac ARM
2.48% 1/1/44 ●	105,616	109,170
2.763% 10/1/45 ●	19,691	20,349
2.82% 9/1/45 ●	120,607	124,937
2.938% 10/1/45 ●	31,489	32,819
2.949% 11/1/44 ●	10,772	11,167
2.981% 11/1/45 ●	20,661	21,539
3.112% 3/1/46 ●	42,884	44,782
Freddie Mac S.F. 30 yr
4.00% 6/1/45	8,089	8,805
4.00% 12/1/45	3,481	3,793
4.50% 4/1/39	5,293	5,852
4.50% 11/1/39	68,407	75,535
4.50% 5/1/40	94,828	106,167
4.50% 7/1/42	52,823	58,137
4.50% 12/1/43	49,649	54,987
4.50% 8/1/44	69,973	77,373
4.50% 7/1/45	8,415	9,255
5.00% 6/1/36	2,573	2,871
5.00% 8/1/41	861	963
5.50% 3/1/34	3,691	4,192
5.50% 12/1/34	3,514	4,006
5.50% 6/1/36	2,320	2,635
5.50% 11/1/36	30	34
5.50% 12/1/36	28	32
5.50% 9/1/37	3,192	3,618
5.50% 4/1/38	10,966	12,430
5.50% 6/1/38	2,868	3,252
5.50% 7/1/38	11,724	13,312
5.50% 6/1/39	331	375
5.50% 3/1/40	12,531	14,225
5.50% 8/1/40	18,975	21,498
5.50% 1/1/41	12,598	14,275
5.50% 6/1/41	55,484	63,139
6.00% 2/1/36	7,414	8,580
6.00% 3/1/36	7,213	8,336
6.00% 1/1/38	4,552	5,217
6.00% 6/1/38	12,062	13,840
6.00% 8/1/38	33,151	38,532
6.00% 5/1/40	18,715	21,595
6.00% 7/1/40	38,512	44,195
6.50% 4/1/39	17,966	20,676
GNMA I S.F. 30 yr
5.00% 3/15/40	179,662	200,834
GNMA II S.F. 30 yr
5.50% 5/20/37	13,967	15,626

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr
5.50% 4/20/40	13,114	$14,473
6.00% 2/20/39	22,358	25,567
6.00% 4/20/46	22,284	25,153

Total Agency Mortgage-Backed Securities (cost $9,824,473)		9,898,770

Collateralized Debt Obligations – 1.15%

Carlyle Global Market Strategies CLO
Series 2014-2A A 144A 2.287% 5/15/25 #●	250,000	250,509
Cent CLO
Series 2013-20A A 144A 2.195% 1/25/26 #●	150,000	149,722
CIFC Funding
Series 2014-2A A1L 144A 2.305% 5/24/26 #●	250,000	249,734
Magnetite IX
Series 2014-9A A1 144A 2.135% 7/25/26 #●	250,000	250,059
Venture XXIV CLO
Series 2016-24A A1D 144A 2.24% 10/20/28 #●	100,000	99,775

Total Collateralized Debt Obligations (cost $994,000)		999,799

Convertible Bonds – 0.90%

Alaska Communications Systems Group 6.25%exercise price $10.28,maturity date 5/1/18 @	39,000	38,513
Atlas Air Worldwide Holdings 2.25% exercise price $74.05, maturity date 6/1/22	13,000	12,667
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	10,000	12,519
Blackhawk Network Holdings 144A 1.50% exercise price $49.83, maturity date 1/15/22 #	20,000	19,150
Blackstone Mortgage Trust 5.25% exercise price $27.99, maturity date 12/1/18	36,000	39,645

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Blucora 4.25% exercise price $21.66, maturity date 4/1/19	19,000	$18,216
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	26,000	25,919
Cemex 3.72% exercise price $11.45, maturity date 3/15/20	22,000	23,031
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18 @	33,000	32,587
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	16,000	20,320
Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #	21,000	21,919
DISH Network 144A 3.375% exercise price $65.18, maturity date 8/15/26 #	5,000	5,500
Exelon 6.50% exercise price $43.75, maturity date 6/1/17	243	11,358
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18 @	19,000	18,145
General Cable 4.50% exercise price $31.96, maturity date 11/15/29 @ϕ	35,000	23,559
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	24,000	28,245
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	24,000	22,725
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 ϕ	12,000	16,380
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	18,000	18,945
Insulet 144A 1.25% exercise price $58.37, maturity date 9/15/21 #	1,000	989
Jefferies Group 3.875% exercise price $44.04, maturity date 11/1/29	10,000	10,175

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21 #	7,000	$7,429
Liberty Interactive 144A 1.00% exercise price $64.15, maturity date 9/30/43 #	29,000	25,060
Liberty Media 144A 2.25% exercise price $104.55, maturity date 9/30/46 #	5,000	5,216
Medicines 144A 2.75% exercise price $48.97, maturity date 7/15/23 #	10,000	10,231
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 ϕ	34,000	34,127
Micron Technology 3.00% exercise price $29.16, maturity date 11/15/43	11,000	9,831
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19 @	9,000	9,225
Novellus Systems 2.625% exercise price $34.00, maturity date 5/15/41	10,000	27,906
NuVasive 144A 2.25% exercise price $59.82, maturity date 3/15/21 #	9,000	11,430
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	18,000	21,285
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20	14,000	14,263
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	30,000	29,700
Ship Finance International 5.75% exercise price $17.77, maturity date 10/15/21	7,000	7,000
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18 @	25,000	22,406
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	24,000	25,455

(continues)	75

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°		Value (U.S. $)

Convertible Bonds (continued)

TPG Specialty Lending 4.50% exercise price $25.83, maturity date 12/15/19 @		19,000	$19,665
Vector Group 1.75% exercise price $23.46, maturity date 4/15/20 ●		18,000	20,599
Vector Group 2.50% exercise price $15.22, maturity date 1/15/19 ●		9,000	13,367
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20		29,000	29,671
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21		26,000	24,765

Total Convertible Bonds (cost $768,541)			789,138

Corporate Bonds – 30.26%

Banking – 4.78%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	27,000	21,161
Bank Nederlandse Gemeenten
144A 1.625% 4/19/21 #		76,000	76,687
5.25% 5/20/24	AUD	16,000	14,495
Bank of America
3.30% 8/5/21	AUD	10,000	7,720
4.45% 3/3/26		330,000	354,843
Bank of New York Mellon
2.15% 2/24/20		15,000	15,265
2.20% 8/16/23		45,000	44,907
2.50% 4/15/21		115,000	118,261
2.80% 5/4/26		20,000	20,551
4.625% 12/29/49 ●		60,000	59,250
BB&T 2.05% 5/10/21		280,000	283,106
Citizens Financial Group
2.375% 7/28/21		25,000	25,115
4.30% 12/3/25		55,000	57,819
Credit Suisse Group 144A 6.25% 12/29/49 #●		200,000	189,875
Credit Suisse Group Funding Guernsey 144A 4.55% 4/17/26 #		250,000	263,004
Export-Import Bank of India 144A 3.375% 8/5/26 #		200,000	203,322
Fifth Third Bancorp 2.875% 7/27/20		25,000	25,981
Goldman Sachs Group 5.15% 5/22/45		75,000	82,106

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Goldman Sachs Group 5.20% 12/17/19	NZD	18,000	$13,779
Huntington Bancshares 2.30% 1/14/22		35,000	34,914
JPMorgan Chase & Co.
1.373% 1/28/19 ●		53,000	53,099
2.95% 10/1/26		20,000	20,078
4.25% 11/2/18	NZD	85,000	63,250
4.25% 10/1/27		130,000	139,790
6.75% 8/29/49 ●		60,000	66,300
KeyBank 3.40% 5/20/26		250,000	256,021
KeyCorp 5.00% 12/29/49 ●		75,000	74,063
KFW 1.50% 6/15/21		60,000	60,264
Morgan Stanley
1.565% 1/24/19 ●		57,000	57,222
3.125% 7/27/26		100,000	100,809
3.95% 4/23/27		120,000	124,907
5.00% 9/30/21	AUD	54,000	44,806
PNC Financial Services Group 5.625% 2/1/17		150,000	152,171
Royal Bank of Scotland Group 3.875% 9/12/23		200,000	197,095
State Street
2.55% 8/18/20		60,000	62,261
3.55% 8/18/25		50,000	54,273
SunTrust Banks 2.35% 11/1/18		90,000	91,596
Toronto-Dominion Bank
2.125% 4/7/21		40,000	40,504
2.50% 12/14/20		70,000	72,024
3.625% 9/15/31 ●		50,000	50,224
U.S. Bancorp 3.10% 4/27/26		75,000	77,570
UBS Group Funding Jersey 144A 3.00% 4/15/21 #		200,000	205,630
USB Capital IX 3.50% 10/29/49 ●		145,000	124,337
Zions Bancorporation 4.50% 6/13/23		60,000	62,795

			4,163,250

Basic Industry – 2.30%
BHP Billiton Finance 3.00% 3/30/20	AUD	10,000	7,712
CCL Industries 144A 3.25% 10/1/26 #		40,000	40,232
Cemex 144A 7.75% 4/16/26 #		200,000	222,400
CF Industries 6.875% 5/1/18		105,000	112,991
Crown Americas 144A 4.25% 9/30/26 #		20,000	20,050

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Dow Chemical 8.55% 5/15/19		198,000	$232,363
Eagle Materials 4.50% 8/1/26		5,000	5,075
Eastman Chemical 4.65% 10/15/44		150,000	153,634
General Electric
4.25% 1/17/18	NZD	10,000	7,394
5.55% 5/4/20		40,000	45,403
6.00% 8/7/19		80,000	90,431
Georgia-Pacific 8.00% 1/15/24		160,000	212,435
International Paper
4.40% 8/15/47		105,000	106,629
5.15% 5/15/46		60,000	66,804
INVISTA Finance 144A 4.25% 10/15/19 #		75,000	75,006
Lundin Mining 144A 7.50% 11/1/20 #		35,000	37,363
Masco 3.50% 4/1/21		75,000	78,000
OCP 144A 4.50% 10/22/25 #		200,000	203,367
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #		55,000	59,228
PolyOne 5.25% 3/15/23		30,000	31,204
Rio Tinto Finance USA 3.75% 6/15/25		80,000	86,225
Southern Copper 5.875% 4/23/45		65,000	64,976
Vale Overseas 5.875% 6/10/21		25,000	26,238
WR Grace 144A 5.125% 10/1/21 #		15,000	15,975

			2,001,135

Capital Goods – 0.40%
Ball 5.25% 7/1/25		45,000	48,656
Fortune Brands Home & Security 3.00% 6/15/20		35,000	36,072
Lockheed Martin 3.55% 1/15/26		45,000	48,721
Parker-Hannifin 3.30% 11/21/24		5,000	5,354
Waste Management 2.40% 5/15/23		205,000	207,354

			346,157

Consumer Cyclical – 1.97%
American Axle & Manufacturing 6.25% 3/15/21		45,000	47,137

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Aramark Services 144A 5.125% 1/15/24 #		60,000	$62,550
CDK Global 4.50% 10/15/24		45,000	45,043
CVS Health
2.125% 6/1/21		20,000	20,225
3.875% 7/20/25		27,000	29,446
5.00% 12/1/24		30,000	34,804
Daimler 2.75% 12/10/18	NOK	420,000	54,178
Ford Motor 7.45% 7/16/31		92,000	121,986
General Motors Financial
3.45% 4/10/22		95,000	96,476
3.70% 5/9/23		40,000	40,740
5.25% 3/1/26		10,000	11,003
Goodyear Tire & Rubber 5.00% 5/31/26		55,000	56,719
Hanesbrands 144A 4.875% 5/15/26 #		95,000	97,613
Host Hotels & Resorts
3.75% 10/15/23		60,000	60,856
4.50% 2/1/26		5,000	5,274
Hyundai Capital America
144A 2.125% 10/2/17 #		60,000	60,305
144A 2.55% 2/6/19 #		15,000	15,269
144A 2.75% 9/27/26 #		45,000	44,541
144A 3.00% 3/18/21 #		10,000	10,383
KFC Holding
144A 5.00% 6/1/24 #		20,000	20,950
144A 5.25% 6/1/26 #		20,000	21,200
L Brands 6.75% 7/1/36		35,000	37,822
Lowe’s 3.70% 4/15/46		85,000	88,057
Marriott International 3.125% 6/15/26		60,000	60,766
MGM Resorts International 4.625% 9/1/26		35,000	34,300
Starbucks 2.45% 6/15/26		35,000	35,592
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25		45,000	47,230
4.50% 10/1/34		10,000	10,516
Target 3.625% 4/15/46		90,000	93,148
Tempur Sealy International 144A 5.50% 6/15/26 #		35,000	36,137
Toyota Finance Australia 3.04% 12/20/16	NZD	120,000	87,274
Walgreens Boots Alliance 3.10% 6/1/23		140,000	144,614

(continues)	77

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Walgreens Boots Alliance
3.45% 6/1/26	70,000	$72,814
4.80% 11/18/44	15,000	16,601

		1,721,569

Consumer Non-Cyclical – 4.48%
AbbVie
3.20% 5/14/26	95,000	96,367
4.45% 5/14/46	50,000	52,436
Actavis Funding
3.45% 3/15/22	30,000	31,533
3.80% 3/15/25	120,000	127,227
Altria Group 3.875% 9/16/46	50,000	52,103
Anheuser-Busch InBev Finance 3.65% 2/1/26	310,000	333,586
Arcor SAIC 144A 6.00% 7/6/23 #	15,000	16,013
AstraZeneca 3.375% 11/16/25	80,000	85,538
Becle 144A 3.75% 5/13/25 #	150,000	153,242
Becton Dickinson 6.375% 8/1/19	95,000	107,265
Biogen
4.05% 9/15/25	25,000	27,269
5.20% 9/15/45	50,000	59,047
Celgene
3.25% 8/15/22	35,000	36,784
3.875% 8/15/25	20,000	21,423
DaVita 5.00% 5/1/25	95,000	95,594
Gilead Sciences
2.95% 3/1/27	50,000	50,592
4.15% 3/1/47	115,000	117,844
HCA
5.25% 6/15/26	60,000	63,900
5.375% 2/1/25	60,000	62,025
HealthSouth
5.125% 3/15/23	15,000	15,037
5.75% 11/1/24	10,000	10,406
5.75% 9/15/25	15,000	15,713
Kraft Heinz Foods 3.00% 6/1/26	170,000	171,706
Kroger 3.875% 10/15/46	20,000	20,214
Mallinckrodt International Finance 144A 5.50% 4/15/25 #	70,000	66,850
Molson Coors Brewing
2.10% 7/15/21	15,000	15,155
3.00% 7/15/26	45,000	45,405
4.20% 7/15/46	105,000	109,871

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Mylan
144A 3.15% 6/15/21 #	25,000	$25,497
144A 3.95% 6/15/26 #	215,000	217,045
New York & Presbyterian Hospital 4.063% 8/1/56	50,000	54,053
Pernod Ricard 144A 3.25% 6/8/26 #	150,000	152,676
Post Holdings 144A 5.00% 8/15/26 #	65,000	64,837
Prestige Brands 144A 5.375% 12/15/21 #	40,000	41,600
Reynolds American
4.00% 6/12/22	70,000	76,142
4.45% 6/12/25	190,000	212,365
Shire Acquisitions Investments Ireland
2.40% 9/23/21	65,000	65,156
2.875% 9/23/23	65,000	65,415
3.20% 9/23/26	35,000	35,241
Sysco 3.30% 7/15/26	170,000	176,588
Teva Pharmaceutical Finance Netherlands III
2.20% 7/21/21	50,000	49,868
2.80% 7/21/23	205,000	205,842
Thermo Fisher Scientific 3.00% 4/15/23	290,000	297,424
Transurban Finance 144A 3.375% 3/22/27 #	25,000	25,243
Universal Health Services 144A 5.00% 6/1/26 #	15,000	15,656
Zimmer Biomet Holdings
3.375% 11/30/21	45,000	47,190
4.45% 8/15/45	15,000	15,424

		3,903,407

Energy – 2.01%
Anadarko Petroleum 5.55% 3/15/26	75,000	84,908
BP Capital Markets 3.017% 1/16/27	50,000	50,854
Colorado Interstate Gas 144A 4.15% 8/15/26 #	60,000	59,605
ConocoPhillips 4.95% 3/15/26	95,000	107,282
Ecopetrol
5.875% 9/18/23	20,000	21,625
7.375% 9/18/43	20,000	21,100
Energy Transfer Equity 7.50% 10/15/20	50,000	55,125

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Energy Transfer Partners
4.75% 1/15/26	55,000	$56,927
6.125% 12/15/45	5,000	5,240
9.70% 3/15/19	56,000	64,285
EnLink Midstream Partners
2.70% 4/1/19	30,000	29,820
4.85% 7/15/26	30,000	30,245
Enterprise Products Operating
3.95% 2/15/27	55,000	57,753
7.034% 1/15/68 ●	10,000	10,568
Hess 4.30% 4/1/27	55,000	55,542
Murphy Oil USA 6.00% 8/15/23	80,000	84,500
Noble Energy 5.05% 11/15/44	50,000	49,548
Petrobras Global Finance
6.25% 3/17/24	16,000	15,600
7.875% 3/15/19	20,000	21,700
8.375% 5/23/21	20,000	21,900
8.75% 5/23/26	5,000	5,537
Petroleos Mexicanos 6.625% 6/15/35	45,000	46,028
Plains All American Pipeline 8.75% 5/1/19	90,000	103,810
Regency Energy Partners 5.875% 3/1/22	85,000	93,832
Shell International Finance
2.875% 5/10/26	35,000	35,568
3.75% 9/12/46	80,000	79,190
4.00% 5/10/46	35,000	35,899
Sunoco Logistics Partners Operations 3.90% 7/15/26	55,000	56,195
Targa Resources Partners
144A 5.125% 2/1/25 #	25,000	25,094
144A 5.375% 2/1/27 #	30,000	30,263
Transcanada Trust 5.875% 8/15/76 ●	40,000	42,420
Williams Partners 7.25% 2/1/17	80,000	81,469
Woodside Finance
144A 3.65% 3/5/25 #	30,000	30,303
144A 3.70% 9/15/26 #	20,000	20,146
144A 8.75% 3/1/19 #	65,000	74,402
YPF 144A 8.50% 3/23/21 #	10,000	11,185

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
YPF
144A 8.75% 4/4/24 #	55,000	$61,386
144A 31.354% 7/7/20 #●	15,000	17,565

		1,754,419

Financials – 0.88%
AerCap Ireland Capital 3.95% 2/1/22	150,000	154,125
Affiliated Managers Group 3.50% 8/1/25	60,000	59,759
Air Lease 3.00% 9/15/23	55,000	54,512
Aviation Capital Group
144A 2.875% 9/17/18 #	5,000	5,069
144A 4.875% 10/1/25 #	50,000	54,313
144A 6.75% 4/6/21 #	50,000	58,813
Berkshire Hathaway
2.75% 3/15/23	35,000	36,403
3.125% 3/15/26	40,000	42,093
E*TRADE Financial 5.875% 12/29/49 ●	65,000	67,437
Jefferies Group
6.45% 6/8/27	30,000	34,030
6.50% 1/20/43	20,000	20,941
Lazard Group
3.75% 2/13/25	60,000	60,507
6.85% 6/15/17	17,000	17,543
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	100,000	100,833

		766,378

Insurance – 0.87%
Berkshire Hathaway Finance 2.90% 10/15/20	75,000	78,880
Highmark 144A 6.125% 5/15/41 #@	20,000	19,533
Liberty Mutual Group 144A 4.95% 5/1/22 #	25,000	27,931
MetLife
5.25% 12/29/49 ●	60,000	60,450
6.40% 12/15/36	90,000	99,844
Principal Life Global Funding II 144A 3.00% 4/18/26 #	45,000	45,792
Prudential Financial
4.50% 11/15/20	20,000	22,070
5.375% 5/15/45 ●	45,000	47,025
5.875% 9/15/42 ●	70,000	77,315
TIAA Asset Management Finance 144A 2.95% 11/1/19 #	50,000	51,557

(continues)	79

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
TIAA Asset Management Finance 144A 4.125% 11/1/24 #	95,000	$100,324
USI 144A 7.75% 1/15/21 #	15,000	15,300
XLIT
4.45% 3/31/25	35,000	35,590
5.50% 3/31/45	45,000	44,180
6.50% 12/29/49 ●	40,000	30,094

		755,885

Media – 1.63%
21st Century Fox America 4.95% 10/15/45	75,000	85,365
CCO Holdings
144A 5.125% 5/1/23 #	65,000	68,006
144A 5.75% 2/15/26 #	40,000	42,500
Charter Communications Operating 144A 4.908% 7/23/25 #	180,000	198,900
Comcast 2.35% 1/15/27	270,000	266,769
CSC Holdings 5.25% 6/1/24	24,000	22,860
Gray Television 144A 5.125% 10/15/24 #	25,000	24,594
Nexstar Escrow 144A 5.625% 8/1/24 #	55,000	55,275
Sinclair Television Group 144A 5.125% 2/15/27 #	60,000	58,800
Sirius XM Radio 144A 5.375% 7/15/26 #	180,000	185,400
Sky 144A 3.75% 9/16/24 #	200,000	211,822
Time Warner Cable 7.30% 7/1/38	60,000	77,009
Tribune Media 5.875% 7/15/22	80,000	81,350
Viacom 3.45% 10/4/26	40,000	40,063

		1,418,713

Real Estate – 1.25%
Alexandria Real Estate Equities 3.95% 1/15/27	20,000	20,968
American Tower
2.80% 6/1/20	30,000	30,799
4.00% 6/1/25	65,000	69,652
4.40% 2/15/26	40,000	43,894
American Tower Trust I 144A 3.07% 3/15/23 #	75,000	78,267
AvalonBay Communities 2.95% 5/11/26	80,000	80,107
Corporate Office Properties
3.60% 5/15/23	55,000	55,047
5.25% 2/15/24	65,000	70,690

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
Crown Castle International 5.25% 1/15/23	70,000	$79,526
CubeSmart 3.125% 9/1/26	55,000	54,873
DDR
7.50% 4/1/17	30,000	30,883
7.875% 9/1/20	15,000	18,031
Education Realty Operating Partnership 4.60% 12/1/24	60,000	62,643
Hospitality Properties Trust 4.50% 3/15/25	55,000	56,200
Kite Realty Group 4.00% 10/1/26	20,000	20,200
MGM Growth Properties Operating Partnership 144A 4.50% 9/1/26 #	45,000	45,225
Sovran Acquisition 3.50% 7/1/26	40,000	40,903
UDR 4.00% 10/1/25	170,000	183,640
WP Carey 4.60% 4/1/24	45,000	47,096

		1,088,644

Services – 0.32%
AECOM 5.875% 10/15/24	40,000	42,900
GEO Group
5.125% 4/1/23	55,000	47,025
5.875% 10/15/24	30,000	25,950
United Rentals North America
5.50% 7/15/25	103,000	105,446
5.875% 9/15/26	10,000	10,350
Zayo Group 6.00% 4/1/23	45,000	47,475

		279,146

Technology – 1.21%
Activision Blizzard 144A 3.40% 9/15/26 #	70,000	70,444
Apple 3.85% 8/4/46	60,000	61,528
Cisco Systems
1.85% 9/20/21	55,000	55,369
2.20% 9/20/23	55,000	55,490
Diamond 1 Finance 144A 6.02% 6/15/26 #	180,000	197,694
Fidelity National Information Services
3.00% 8/15/26	40,000	39,691
5.00% 10/15/25	85,000	97,106
First Data
144A 5.75% 1/15/24 #	145,000	149,531
144A 7.00% 12/1/23 #	57,000	60,420
Fortive 144A 3.15% 6/15/26 #	55,000	56,678

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Microsoft
2.40% 8/8/26	70,000	$70,149
3.45% 8/8/36	60,000	61,250
Oracle 4.00% 7/15/46	75,000	77,701

		1,053,051

Telecommunications – 2.43%
AT&T
4.125% 2/17/26	60,000	64,960
4.35% 6/15/45	45,000	44,507
144A 4.50% 3/9/48 #	115,000	116,085
CC Holdings GS V 3.849% 4/15/23	30,000	32,134
CenturyLink
5.80% 3/15/22	75,000	77,156
6.75% 12/1/23	50,000	52,187
Crown Castle Towers 144A 4.883% 8/15/20 #	255,000	278,959
Deutsche Telekom International Finance 144A 2.485% 9/19/23 #	150,000	150,467
Digicel Group 144A 8.25% 9/30/20 #	200,000	174,750
Equinix 5.375% 4/1/23	80,000	84,300
Frontier Communications 8.875% 9/15/20	20,000	21,650
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	99,735
Millicom International Cellular 144A 6.625% 10/15/21 #	200,000	209,070
SBA Communications 144A 4.875% 9/1/24 #	55,000	55,550
SBA Tower Trust
144A 2.24% 4/16/18 #	55,000	55,189
144A 2.898% 10/15/19 #	40,000	40,562
Sprint Communications
144A 7.00% 3/1/20 #	35,000	37,713
144A 9.00% 11/15/18 #	30,000	33,225
TELUS 2.80% 2/16/27	40,000	40,135
T-Mobile USA 6.125% 1/15/22	60,000	63,975
Verizon Communications
1.75% 8/15/21	120,000	118,825
4.125% 8/15/46	210,000	210,950
4.862% 8/21/46	25,000	28,117
WPP Finance 2010 5.625% 11/15/43	20,000	23,818

		2,114,019

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation – 0.82%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	33,609	$34,871
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	27,402	28,635
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	42,953	44,080
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ¿	9,763	10,361
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ¿	19,951	21,123
Burlington Northern Santa Fe 4.70% 9/1/45	110,000	129,652
ERAC USA Finance 144A 3.30% 12/1/26 #	100,000	103,093
Norfolk Southern 2.90% 6/15/26	70,000	71,941
Penske Truck Leasing
144A 3.30% 4/1/21 #	50,000	52,041
144A 3.375% 2/1/22 #	90,000	93,704
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	23,568	25,306
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	51,828	54,613
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ¿	5,000	5,119
United Parcel Service 5.125% 4/1/19	40,000	43,866

		718,405

Utilities – 4.91%
Ameren 3.65% 2/15/26	55,000	58,828
Ameren Illinois 9.75% 11/15/18	165,000	192,630
American Transmission Systems 144A 5.25% 1/15/22 #	140,000	161,035
AmeriGas Partners 5.875% 8/20/26	25,000	26,563
Appalachian Power
3.40% 6/1/25	90,000	96,067
4.45% 6/1/45	35,000	38,410
Berkshire Hathaway Energy 3.75% 11/15/23	90,000	98,400

(continues)	81

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Black Hills
3.15% 1/15/27	25,000	$25,290
3.95% 1/15/26	20,000	21,458
Calpine
144A 5.25% 6/1/26 #	35,000	35,525
5.375% 1/15/23	30,000	30,037
Cleveland Electric Illuminating 5.50% 8/15/24	60,000	71,586
CMS Energy 6.25% 2/1/20	65,000	74,124
ComEd Financing III 6.35% 3/15/33 @	65,000	68,618
Commonwealth Edison 4.35% 11/15/45	60,000	68,827
Consumers Energy
3.25% 8/15/46	60,000	59,204
4.10% 11/15/45	15,000	16,986
Dominion Gas Holdings 4.60% 12/15/44	40,000	43,250
Dominion Resources
2.85% 8/15/26	15,000	14,951
3.90% 10/1/25	95,000	102,400
DTE Energy
2.85% 10/1/26	40,000	39,914
3.30% 6/15/22	60,000	63,574
Duke Energy
2.65% 9/1/26	10,000	9,834
4.80% 12/15/45	45,000	51,297
Duke Energy Carolinas 3.875% 3/15/46	25,000	26,483
Emera 6.75% 6/15/76 ●	90,000	96,972
Emera U.S. Finance 144A 4.75% 6/15/46 #	110,000	118,537
Enel 144A 8.75% 9/24/73 #●	200,000	234,250
Enel Finance International 144A 6.00% 10/7/39 #	100,000	121,337
Entergy
2.95% 9/1/26	5,000	5,019
4.00% 7/15/22	25,000	27,154
Entergy Louisiana 4.05% 9/1/23	150,000	165,706
Entergy Mississippi 2.85% 6/1/28	35,000	35,834
Exelon 3.95% 6/15/25	55,000	59,431
Fortis 144A 3.055% 10/4/26 #	115,000	114,757

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Great Plains Energy 4.85% 6/1/21	30,000	$32,870
Indiana Michigan Power 4.55% 3/15/46	10,000	11,302
IPALCO Enterprises 5.00% 5/1/18	35,000	36,663
ITC Holdings 3.25% 6/30/26	50,000	50,862
Kansas City Power & Light 3.65% 8/15/25	90,000	95,664
KeySpan Gas East 144A 2.742% 8/15/26 #	60,000	60,808
LG&E & KU Energy 4.375% 10/1/21	110,000	121,402
Louisville Gas & Electric 4.375% 10/1/45	15,000	17,237
Massachusetts Electric 144A 4.004% 8/15/46 #	120,000	125,117
Metropolitan Edison 144A 4.00% 4/15/25 #	40,000	41,818
MidAmerican Energy 4.25% 5/1/46	70,000	80,054
National Rural Utilities Cooperative Finance
2.70% 2/15/23	70,000	72,939
4.75% 4/30/43 ●	85,000	86,515
5.25% 4/20/46 ●	25,000	27,040
NextEra Energy Capital Holdings
2.40% 9/15/19	85,000	86,722
3.625% 6/15/23	35,000	37,192
NV Energy 6.25% 11/15/20	65,000	76,351
Pennsylvania Electric 5.20% 4/1/20	75,000	81,148
Public Service Co. of New Hampshire 3.50% 11/1/23	50,000	53,534
South Carolina Electric & Gas 4.10% 6/15/46	45,000	48,149
Southern
2.75% 6/15/20	75,000	77,427
3.25% 7/1/26	70,000	72,650
4.40% 7/1/46	65,000	70,432
Southern Co. Gas Capital
3.25% 6/15/26	40,000	41,416
3.95% 10/1/46	40,000	40,609
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	50,000	53,405
Wisconsin Electric Power 4.30% 12/15/45	35,000	40,386

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Xcel Energy 3.30% 6/1/25	160,000	$169,100

		4,283,100

Total Corporate Bonds (cost $25,462,158)		26,367,278

Municipal Bonds – 0.70%

Bay Area Toll Authority (Build America Bonds)
Series S3 6.907% 10/1/50	60,000	96,550
California State Various Purposes 5.00% 9/1/26	30,000	38,959
(Build America Bonds) 7.55% 4/1/39	50,000	80,069
Commonwealth of Massachusetts
Series B 5.00% 7/1/26	10,000	13,027
Series C 5.00% 10/1/25	30,000	38,673
Series D 5.00% 4/1/26	10,000	12,976
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	45,000	53,962
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	45,000	53,230
(Build America Bonds)
Series A 7.102% 1/1/41	35,000	53,490
Series F 7.414% 1/1/40	15,000	23,592
New York City, New York
Series C 5.00% 8/1/26	25,000	32,227
Series C 5.00% 8/1/27	10,000	12,791
South Carolina Public Service Authority
Series D 4.77% 12/1/45	20,000	22,866
Texas Water Development Board
Series A 5.00% 10/15/45	20,000	24,367
Water Implementation
Revenue 5.00% 10/15/46	45,000	54,905

Total Municipal Bonds (cost $598,710)		611,684

Non-Agency Asset-Backed Securities – 1.89%

AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	52,899	54,384

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	100,000	$100,361
Series 2014-4 A2 1.43% 6/17/19	90,000	90,156
Bank of America Credit Card Trust
Series 2014-A3 A 0.814% 1/15/20 ●	70,000	70,078
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	8,506	8,514
Capital One Multi-Asset Execution Trust
Series 2007-A5 A5 0.564% 7/15/20 ●	100,000	99,910
Series 2016-A1 A1 0.974% 2/15/22 ●	90,000	90,551
Citibank Credit Card Issuance Trust
Series 2014-A6 A6 2.15% 7/15/21	200,000	204,524
Series 2014-A9 A9 0.796% 11/23/18 ●	100,000	100,019
CNH Equipment Trust
Series 2016-B A2B 0.924% 10/15/19 ●	10,000	10,012
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	45,000	45,036
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	48,000	44,530
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	100,000	100,242
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.084% 7/16/18 ●	35,000	35,019
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A 1.104% 5/15/20 #●	100,000	100,310
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.146% 9/27/21 #●	25,000	25,000

(continues)	83

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Nissan Auto Lease Trust
Series 2015-B A2B 1.054% 12/15/17 ●	33,217	$33,261
PFS Financing
Series 2015-AA A 144A 1.144% 4/15/20 #●	100,000	99,224
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	100,000	100,140
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	100,198
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	135,000	134,889

Total Non-Agency Asset-Backed Securities (cost $1,651,129)		1,646,358

Non-Agency Collateralized Mortgage Obligations – 1.83%

Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	779	751
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	37,603	37,427
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	47,273	48,352
Series 2014-2 B1 144A 3.433% 6/25/29 #●	83,270	82,936
Series 2014-2 B2 144A 3.433% 6/25/29 #●	83,270	80,801
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	101,052
Series 2015-1 B1 144A 2.66% 12/25/44 #●	197,449	195,276
Series 2015-4 B1 144A 3.631% 6/25/45 #●	97,440	94,872
Series 2015-4 B2 144A 3.631% 6/25/45 #●	97,440	92,979
Series 2015-5 B2 144A 2.892% 5/25/45 #●	98,442	92,421
Series 2015-6 B1 144A 3.642% 10/25/45 #●	97,626	98,830
Series 2015-6 B2 144A 3.642% 10/25/45 #●	97,626	97,021

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

New Residential Mortgage Loan Trust
Series 2015-2A A1 144A 3.75% 8/25/55 #●	81,589	$85,014
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.665% 9/25/43 #●	93,263	94,695
Series 2014-2 A4 144A 3.50% 7/25/44 #●	48,205	49,561
Series 2015-1 B2 144A 3.879% 1/25/45 #●	24,059	24,023
Structured Asset Securities Corporation Mortgage Pass Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ¿	23,626	24,021
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	84,431	85,352
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	86,697	87,725
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	10,748	10,870
Series 2006-AR5 2A1 3.158% 4/25/36 ●	8,690	8,138
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.911% 3/20/45 #●	97,023	100,161

Total Non-Agency Collateralized Mortgage Obligations (cost $1,571,025)		1,592,278

Non-Agency Commercial Mortgage-Backed Securities – 3.08%

Banc of America Commercial Mortgage Trust
Series 2007-4 AM 6.005% 2/10/51 ●	60,000	61,865
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PWR18 A4 5.70% 6/11/50	27,826	28,660
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.90% 12/10/49 ●	35,000	35,554
Series 2014-GC25 A4 3.635% 10/10/47	65,000	70,450

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Citigroup Commercial Mortgage Trust
Series 2015-GC27 A5 3.137% 2/10/48	75,000	$78,573
Series 2016-P3 A4 3.329% 4/15/49	45,000	47,884
Series 2016-P5 A4 2.941% 10/10/49	40,000	41,199
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	45,000	46,633
Series 2014-CR19 A5 3.796% 8/10/47	30,000	32,861
Series 2014-CR20 AM 3.938% 11/10/47	130,000	140,975
Series 2015-3BP A 144A 3.178% 2/10/35 #	200,000	209,732
Series 2015-CR23 A4 3.497% 5/10/48	25,000	26,827
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	30,000	30,247
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	80,000	85,086
Series 2016-C3 A5 2.89% 9/10/49	90,000	92,795
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.884% 11/10/46 #●	100,000	113,638
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	80,000	88,357
Series 2015-GC32 A4 3.764% 7/10/48	35,000	38,490
Hilton USA Trust
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	200,000	199,965
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	105,000	115,060
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	85,000	89,443
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.678% 8/12/37 ●	25,000	26,830

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5 D 5.735% 12/15/44 ●	45,000	$44,871
Series 2013-LC11 B 3.499% 4/15/46	40,000	41,873
Series 2015-JP1 A5 3.914% 1/15/49	40,000	44,377
Series 2016-JP2 A4 2.822% 8/15/49	50,000	51,243
Series 2016-JP3 B 3.397% 8/15/49 ●	20,000	20,502
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	2,639	2,639
Series 2006-C6 AJ 5.452% 9/15/39 ●	70,000	65,097
Series 2006-C6 AM 5.413% 9/15/39	7	7
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	40,000	43,949
Series 2015-C23 A4 3.719% 7/15/50	145,000	159,144
Series 2015-C26 A5 3.531% 10/15/48	65,000	70,527
Series 2016-C29 A4 3.325% 5/15/49	40,000	42,552
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	200,000	198,240
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	25,000	26,222
Series 2014-LC18 A5 3.405% 12/15/47	15,000	15,971
Series 2015-NXS3 A4 3.617% 9/15/57	80,000	86,421
Series 2016-BNK1 A3 2.652% 8/15/49	65,000	66,053

Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,639,117)		2,680,812

(continues)	85

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Principal amount°	Value (U.S. $)

Regional Bonds – 0.31%Δ

Australia – 0.07%
Queensland Treasury 144A 3.25% 7/21/26 #	AUD	75,000	$61,650

			61,650

Canada – 0.24%
Province of British Columbia 2.25% 6/2/26		55,000	56,166
Province of Manitoba 2.125% 6/22/26		45,000	45,139
Province of Ontario 3.45% 6/2/45	CAD	56,000	49,730
Province of Quebec 6.00% 10/1/29	CAD	54,000	58,545

			209,580

Total Regional Bonds (cost $267,302)			271,230

Senior Secured Loans – 2.73%«

Aramark Services Tranche E 3.338% 9/7/19		75,614	76,074
Avago Technologies Cayman Finance Tranche B 1st Lien 3.524% 2/1/23		40,483	41,015
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		135,000	135,338
Community Health Systems Tranche F 1st Lien 4.083% 12/31/18		29,140	29,016
Dell International Tranche B 1st Lien 4.00% 9/7/23		45,000	45,312
FCA U.S. Tranche B 1st Lien 3.50% 5/24/17		8,542	8,568
First Data Tranche B 1st Lien 4.525% 3/24/21		270,853	272,807
HCA Tranche B6 1st Lien 3.774% 3/17/23		178,354	180,625
Hilton Worldwide Finance Tranche B1 1st Lien 3.50% 10/26/20		24,067	24,202
Hilton Worldwide Finance Tranche B2 1st Lien 3.215% 10/25/23		246,029	248,138
Houghton International 1st Lien 4.25% 12/20/19		341,688	340,833
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		67,969	67,342
Landry’s Tranche B 1st Lien 4.00% 4/24/18		66,533	66,699
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20		125,000	125,859

		Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Republic of Angola (Unsecured) 7.175% 12/16/23 @		164,063	$141,914
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23		54,725	55,349
TransDigm Tranche F 1st Lien 3.75% 6/9/23		115,000	115,108
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		314,910	315,697
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		86,645	86,781

Total Senior Secured Loans (cost $2,352,684)			2,376,677

Sovereign Bonds – 1.29%Δ

Australia – 0.09%
Australia Government Bond 3.75% 4/21/37	AUD	83,000	75,926

			75,926

Canada – 0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	13,000	12,643

			12,643

Hungary – 0.08%
Hungary Government International Bond 5.75% 11/22/23		60,000	70,778

			70,778

Indonesia – 0.07%
Indonesia Treasury Bond 9.00% 3/15/29	IDR	750,000,000	65,713

			65,713

Jamaica – 0.14%
Jamaica Government International Bond 8.00% 3/15/39		100,000	120,500

			120,500

Mexico – 0.30%
Mexican Bonos
5.75% 3/5/26	MXN	3,981,000	201,681
8.50% 5/31/29	MXN	945,000	58,358

			260,039

		Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Peru – 0.07%
Peruvian Government International Bond 6.95% 8/12/31	PEN	199,000	$64,106

			64,106

Poland – 0.20%
Poland Government Bond
2.50% 7/25/26	PLN	496,000	125,333
3.25% 7/25/25	PLN	172,000	46,431

			171,764

Portugal – 0.04%
Portugal Government International Bond 144A 5.125% 10/15/24 #		39,000	38,983

			38,983

Republic of Korea – 0.11%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	103,347,744	96,205

			96,205

South Africa – 0.10%
South Africa Government Bond 8.00% 1/31/30	ZAR	1,259,000	84,503

			84,503

United Kingdom – 0.04%
United Kingdom Gilt 3.50% 1/22/45	GBP	18,400	34,814

			34,814

Uruguay – 0.04%
Uruguay Government International Bond 5.10% 6/18/50		30,000	31,200

			31,200

Total Sovereign Bonds (cost $1,144,221)			1,127,174

Supranational Banks – 0.58%

Asian Development Bank 0.50% 3/24/20	AUD	63,000	45,237
European Bank for Reconstruction & Development
7.375% 4/15/19	IDR	590,000,000	46,048
9.25% 12/2/20	IDR	520,000,000	43,927
Inter-American Development Bank 6.00% 9/5/17	INR	9,500,000	141,777

		Principal amount°	Value (U.S. $)

Supranational Banks (continued)

International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	270,000	$204,016
4.625% 10/6/21	NZD	25,000	19,924
International Finance 3.625% 5/20/20	NZD	11,000	8,315

Total Supranational Banks (cost $491,436)			509,244

U.S. Treasury Obligations – 0.83%

U.S. Treasury Bond 2.50% 5/15/46		210,000	217,358
U.S. Treasury Notes
1.125% 7/31/21 ¥		315,000	314,582
1.625% 5/15/26		195,000	195,297

Total U.S. Treasury Obligations (cost $725,766)			727,237

		Number of shares

Preferred Stock – 0.89%

General Electric 5.00% ●		133,000	141,605
Integrys Energy Group 6.00% ●		3,500	95,944
PNC Preferred Funding Trust II 144A 2.073% #●		200,000	191,500
US Bancorp 3.50% ●		400	350,446

Total Preferred Stock (cost $678,551)			779,495

Rights – 0.00%

Air Liquide exercise price EUR 76.00 expiration 10/11/16 †		315	860

Total Rights (cost $0)			860

		Principal amount°

Short-Term Investments – 2.37%

Discount Notes – 1.28%≠
Federal Home Loan Bank
0.275% 10/12/16		144,614	144,608
0.28% 10/20/16		141,779	141,767
0.285% 11/10/16		232,186	232,135
0.30% 11/3/16		141,779	141,753
0.31% 1/25/17		215,868	215,690

(continues)	87

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Discount Notes≠ (continued)
Federal Home Loan Bank 0.315% 11/1/16	240,564	$240,523

		1,116,476

Repurchase Agreements – 0.39%
Bank of America Merrill Lynch 0.39%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $93,575 (collateralized by U.S. government obligations 0.125% 4/15/21; market value $95,444)	93,572	93,572
Bank of Montreal 0.38%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $155,959 (collateralized by U.S. government obligations 0.00%–4.625% 11/10/16–2/15/45; market value $159,073)	155,954	155,954
BNP Paribas 0.45%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $90,477 (collateralized by U.S. government obligations 0.00%–2.625% 10/31/17–8/15/40; market value $92,283)	90,474	90,474

		340,000

U.S. Treasury Obligations – 0.70%≠
U.S. Treasury Bills
0.227% 10/6/16	365,506	365,504
0.256% 11/3/16	240,564	240,525

		606,029

Total Short-Term Investments (cost $2,062,365)		2,062,505

Total Value of Securities – 99.41% (cost $77,331,060)		$86,631,277

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2016, the aggregate value of Rule 144A securities was $12,289,343, which represents 14.10% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $1,425,298, which represents 1.64% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2016, the aggregate value of fair valued securities was $77,745, which represents 0.09% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2016.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income-producing security.
●	Variable rate security. Each rate shown is as of Sept. 30, 2016. Interest rates reset periodically.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2016.
¥	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 20161:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(248,176)	USD	190,264	10/28/16	$449
BAML	CAD	(173,407)	USD	131,227	10/28/16	(977)
BAML	EUR	160,036	USD	(179,922)	10/28/16	96
BAML	JPY	3,549,421	USD	(35,402)	10/28/16	(358)
BAML	NZD	(235,678)	USD	172,478	10/28/16	1,074
BB	COP	156,120,822	USD	(53,851)	10/28/16	(10)
BNP	AUD	(52,363)	USD	40,102	10/28/16	53
BNP	INR	2,198,043	USD	(32,954)	10/28/16	(77)
BNP	NOK	(195,195)	USD	24,034	10/28/16	(385)
BNYM	CAD	(1,620)	USD	1,234	10/3/16	(1)
CITI	ZAR	(460,107)	USD	33,987	10/28/16	642
HSBC	GBP	18,295	USD	(23,832)	10/28/16	(106)
JPMC	KRW	(98,158,430)	USD	89,377	10/28/16	299
JPMC	PLN	(170,612)	USD	44,655	10/28/16	68
TD	EUR	(65,574)	USD	73,670	10/28/16	(91)
TD	INR	1,824,563	USD	(27,365)	10/28/16	(74)
TD	JPY	(3,679,798)	USD	36,748	10/28/16	417
TD	MXN	(274,292)	USD	14,065	10/28/16	(33)
TD	NZD	(154,849)	USD	112,862	10/28/16	243
TD	ZAR	(650,000)	USD	47,977	10/28/16	870
UBS	IDR	(1,597,356,030)	USD	123,252	10/28/16	934

						$3,033

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(13) U.S. Treasury 10 yr Notes	$(1,697,679)	$(1,704,625)	12/21/16	$(6,946)
18 U.S. Treasury Long Bonds	3,017,488	3,026,813	12/21/16	9,325

	$1,319,809			$2,379

(continues)	89

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

Swap Contract

CDS Contract2

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection (Receipts) Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
	Protection Sold:
HSBC	CDX.EM.25[5]	735,000	(1.00%)	6/20/21	$(61,071)	$15,641

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in these financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A Credit Default Swap contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(5,009).

5Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

BNP – BNP Paribas

BNYM – Bank of New York Mellon

CAD – Canadian Dollar

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CITI – Citigroup Global Markets

CLO – Collateralized Loan Obligation

COP – Colombian Peso

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – Euro

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HSBC – Hong Kong Shanghai Bank

IDR – Indonesian Rupiah

INR – Indian Rupee

JPM – JPMorgan

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

MXN – Mexican Peso

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PJSC – Private Joint Stock Company

PLN – Polish Zloty

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

USD – U.S. Dollar

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

Delaware Foundation Funds®

September 30, 2016 (Unaudited)

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Assets:
Investments, at value[1]	$66,323,420	$271,575,544	$84,568,772
Short-term investments, at value[2]	3,791,058	8,717,878	2,062,505
Foreign currencies, at value[3]	120,886	408,965	206,674
Cash	—	3,746,679	1,773,808
Cash collateral due from broker on futures contracts	—	89,000	—
Receivable for securities sold	1,129,599	8,707,126	4,022,887
Dividends and interest receivable	285,379	1,411,899	513,988
Receivable for fund shares sold	49,024	73,571	65,812
Swap interest receivable	70	—	216
Unrealized appreciation on credit default swap contracts	5,001	—	15,641
Unrealized appreciation on foreign currency exchange contracts	1,308	9,655	5,145

Total assets	71,705,745	294,740,317	93,235,448

Liabilities:
Cash overdraft	124,579	—	—
Payable for securities purchased	2,906,964	16,025,679	5,606,544
Payable for fund shares redeemed	66,980	72,854	191,825
Variation margin due to broker on futures contracts	9,266	32,995	20,953
Other accrued expenses	114,624	185,418	123,007
Audit and tax fees payable	26,238	26,239	26,239
Distribution fees payable to affiliates	19,608	54,533	34,000
Investment management fees payable to affiliates	13,822	136,741	24,826
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,137	4,628	1,450
Accounting and administration expenses payable to affiliates	264	1,076	337
Trustees’ fees and expenses payable	174	709	222
Legal fees payable to affiliates	141	573	181
Reports and statements to shareholders expenses payable to affiliates	26	106	33
Upfront payments received on credit default swap contracts	19,526	—	61,071
Unrealized depreciation on foreign currency exchange contracts	288	2,816	2,112
Deferred capital gains taxes payable	487	1,487	484

Total liabilities	3,304,124	16,545,854	6,093,284

Total Net Assets	$68,401,621	$278,194,463	$87,142,164

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Net Assets Consist of:
Paid-in capital	$53,782,871	$233,037,744	$77,621,254
Undistributed (distributions in excess of) net investment income	297,581	22,523	(292,993)
Undistributed net realized gain on investments	1,225,165	3,501,724	499,304
Net unrealized appreciation of investments	13,095,015	41,635,844	9,299,733
Net unrealized depreciation of foreign currencies	(1,394)	(8,048)	(1,178)
Net unrealized appreciation of foreign currency exchange contracts	1,020	6,839	3,033
Net unrealized appreciation (depreciation) of futures contracts	1,498	(2,163)	2,379
Net unrealized appreciation (depreciation) of swap contracts	(135)	—	10,632

Total Net Assets	$68,401,621	$278,194,463	$87,142,164

Net Asset Value

Class A:
Net assets	$38,133,239	$173,871,040	$42,822,230
Shares of beneficial interest outstanding, unlimited authorization, no par	3,885,038	15,559,816	4,477,124
Net asset value per share	$9.82	$11.17	$9.56
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.42	$11.85	$10.14

Class C:
Net assets	$12,334,723	$23,563,208	$28,494,572
Shares of beneficial interest outstanding, unlimited authorization, no par	1,296,154	2,108,518	2,971,056
Net asset value per share	$9.52	$11.18	$9.59

Class R:
Net assets	$4,002,952	$2,195,127	$3,972,497
Shares of beneficial interest outstanding, unlimited authorization, no par	411,336	197,210	415,394
Net asset value per share	$9.73	$11.13	$9.56

Institutional Class:
Net assets	$13,930,707	$78,565,088	$11,852,865
Shares of beneficial interest outstanding, unlimited authorization, no par	1,409,173	7,027,250	1,236,613
Net asset value per share	$9.89	$11.18	$9.58

[1]Investments, at cost	$53,228,014	$229,938,760	$75,268,695
[2]Short-term investments, at cost	3,790,962	8,717,332	2,062,365
[3]Foreign currencies, at cost	120,803	408,026	205,515

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Foundation Funds®

Six months ended September 30, 2016 (Unaudited)

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Investment Income:
Dividends	$717,695	$2,089,047	$461,058
Interest	238,087	1,780,468	841,311
Foreign tax withheld	(42,110)	(118,980)	(25,848)

	913,672	3,750,535	1,276,521

Expenses:
Management fees	232,119	900,239	291,120
Distribution expenses – Class A	50,752	206,913	53,703
Distribution expenses – Class C	60,657	122,312	147,268
Distribution expenses – Class R	10,144	5,240	9,561
Dividend disbursing and transfer agent fees and expenses	64,989	133,369	58,038
Audit and tax fees	36,125	38,664	30,258
Registration fees	27,876	24,557	27,911
Custodian fees	24,160	32,157	22,667
Legal fees	17,332	38,570	17,382
Reports and statements to shareholders expenses	13,033	40,067	22,151
Accounting and administration expenses	11,341	43,972	14,224
Trustees’ fees and expenses	1,679	6,573	2,145
Other	33,153	39,729	35,646

	583,360	1,632,362	732,074
Less expenses waived	(140,013)	(51,480)	(118,094)
Less expenses paid indirectly	(85)	(289)	(67)

Total operating expenses	443,262	1,580,593	613,913

Net Investment Income	470,410	2,169,942	662,608

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	2,567,849	6,460,772	2,288,560
Foreign currencies	15,663	6,908	2,942
Foreign currency exchange contracts	(22,296)	(95,011)	(54,370)
Futures contracts	(49,796)	(110,006)	(211,862)
Options purchased	3,853	25,535	11,703
Options written	(4,863)	(33,291)	(14,677)
Swap contracts	23,119	144,140	83,882

Net realized gain	2,533,529	6,399,047	2,106,178

Net change in unrealized appreciation (depreciation) of:
Investments[2]	1,331,050	6,421,141	1,185,224
Foreign currencies	452	(8,974)	(1,518)
Foreign currency exchange contracts	8,938	50,024	30,040
Futures contracts	196	2,475	1,092
Swap contracts	(20,633)	(146,182)	(63,998)

Net change in unrealized appreciation (depreciation)	1,320,003	6,318,484	1,150,840

Net Realized and Unrealized Gain	3,853,532	12,717,531	3,257,018

Net Increase in Net Assets Resulting from Operations	$4,323,942	$14,887,473	$3,919,626

[1] Includes capital gains taxes paid.	$(413)	$(2,278)	$(1,254)
[2] Includes increase in capital gains taxes accrued.	$(487)	$(1,486)	$(388)

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Growth Allocation Fund
	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$470,410	$850,142
Net realized gain	2,533,529	1,385,172
Net change in unrealized appreciation (depreciation)	1,320,003	(5,860,785)

Net increase (decrease) in net assets resulting from operations	4,323,942	(3,625,471)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(96,219)	(518,808)
Class C	(7,874)	(57,000)
Class R	(7,583)	(44,379)
Institutional Class	(43,328)	(248,088)

Net realized gain:
Class A	—	(3,576,310)
Class C	—	(928,687)
Class R	—	(369,331)
Institutional Class	—	(1,659,280)

	(155,004)	(7,401,883)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,964,892	7,424,812
Class C	1,119,717	2,921,897
Class R	735,488	1,811,442
Institutional Class	1,302,265	6,002,215

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	94,861	4,042,241
Class C	7,678	959,660
Class R	7,506	409,501
Institutional Class	43,133	1,559,336

	5,275,540	25,131,104

	Delaware Foundation® Growth Allocation Fund
	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,487,283)	$(8,593,498)
Class C	(1,013,087)	(1,807,081)
Class R	(934,872)	(1,978,662)
Institutional Class	(3,647,490)	(9,849,126)

	(13,082,732)	(22,228,367)

Increase (decrease) in net assets derived from capital share transactions	(7,807,192)	2,902,737

Net Decrease in Net Assets	(3,638,254)	(8,124,617)

Net Assets:
Beginning of period	72,039,875	80,164,492

End of period	$68,401,621	$72,039,875

Undistributed (distributions in excess of) net investment income	$297,581	$(17,825)

See accompanying notes, which are an integral part of the financial statements.

(continues)	97

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Moderate Allocation Fund
	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,169,942	$4,215,887
Net realized gain	6,399,047	2,738,413
Net change in unrealized appreciation (depreciation)	6,318,484	(17,105,032)

Net increase (decrease) in net assets resulting from operations	14,887,473	(10,150,732)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,581,906)	(2,822,360)
Class C	(128,059)	(215,417)
Class R	(16,535)	(25,405)
Institutional Class	(780,078)	(1,258,365)

Net realized gain:
Class A	(1,840,610)	(10,223,231)
Class C	(258,088)	(1,560,097)
Class R	(22,125)	(108,271)
Institutional Class	(783,358)	(3,278,591)

	(5,410,759)	(19,491,737)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,381,075	5,893,678
Class C	737,426	3,559,489
Class R	154,724	1,182,713
Institutional Class	6,404,005	26,917,461

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,074,309	11,794,190
Class C	371,301	1,709,232
Class R	38,660	133,673
Institutional Class	437,568	1,707,988

	14,599,068	52,898,424

	Delaware Foundation® Moderate Allocation Fund
	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(12,612,124)	$(20,132,893)
Class C	(3,114,561)	(6,508,713)
Class R	(52,094)	(1,632,183)
Institutional Class	(3,897,828)	(11,388,537)

	(19,676,607)	(39,662,326)

Increase (Decrease) in net assets derived from capital share transactions	(5,077,539)	13,236,098

Net Increase (Decrease) in Net Assets	4,399,175	(16,406,371)

Net Assets:
Beginning of period	273,795,288	290,201,659

End of period	$278,194,463	$273,795,288

Undistributed net investment income	$22,523	$359,159

See accompanying notes, which are an integral part of the financial statements.

(continues)	99

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Conservative Allocation Fund
	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$662,608	$1,545,006
Net realized gain	2,106,178	429,720
Net change in unrealized appreciation (depreciation)	1,150,840	(5,098,160)

Net increase (decrease) in net assets resulting from operations	3,919,626	(3,123,434)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(449,887)	(788,930)
Class C	(198,234)	(310,363)
Class R	(35,648)	(59,013)
Institutional Class	(155,898)	(319,771)

Net realized gain:
Class A	—	(2,358,056)
Class C	—	(1,664,921)
Class R	—	(206,122)
Institutional Class	—	(864,532)

	(839,667)	(6,571,708)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,509,815	6,423,444
Class C	831,147	4,679,637
Class R	448,845	1,120,255
Institutional Class	1,804,681	6,485,127

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	438,850	3,079,149
Class C	184,629	1,898,697
Class R	35,648	264,953
Institutional Class	131,861	966,883

	6,385,476	24,918,145

	Delaware Foundation® Conservative Allocation Fund
	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,039,714)	$(13,301,551)
Class C	(3,663,721)	(7,981,848)
Class R	(372,050)	(1,490,339)
Institutional Class	(4,780,114)	(9,878,979)

	(13,855,599)	(32,652,717)

Decrease in net assets derived from capital share transactions	(7,470,123)	(7,734,572)

Net Decrease in Net Assets	(4,390,164)	(17,429,714)

Net Assets:
Beginning of period	91,532,328	108,962,042

End of period	$87,142,164	$91,532,328

Distributions in excess of net investment income	$(292,993)	$(115,934)

See accompanying notes, which are an integral part of the financial statements.

101

Financial highlights

Delaware Foundation® Growth Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended	10/1/14 to	Year ended
	9/30/16[1]	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11
	(Unaudited)
Net asset value, beginning of period	$9.260	$10.640	$11.640	$11.550	$10.220	$8.970	$9.390

Income (loss) from investment operations:
Net investment income[3]	0.067	0.115	0.049	0.159	0.148	0.143	0.158
Net realized and unrealized gain (loss)	0.515	(0.549)	0.295	0.860	1.355	1.506	(0.426)

Total from investment operations	0.582	(0.434)	0.344	1.019	1.503	1.649	(0.268)

Less dividends and distributions from:
Net investment income	(0.022)	(0.118)	(0.200)	(0.151)	(0.145)	(0.148)	(0.152)
Net realized gain	—	(0.828)	(1.144)	(0.778)	(0.028)	(0.251)	—

Total dividends and distributions	(0.022)	(0.946)	(1.344)	(0.929)	(0.173)	(0.399)	(0.152)

Net asset value, end of period	$9.820	$9.260	$10.640	$11.640	$11.550	$10.220	$8.970

Total return[4]	6.30%	(4.47% )	3.15%	9.21%	14.92%	18.87%	(3.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,133	$41,172	$44,463	$39,716	$49,046	$42,992	$38,595
Ratio of expenses to average net assets	1.15%	1.16%	1.17%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets prior to fees waived	1.54%	1.52%	1.58%	1.44%	1.52%	1.53%	1.54%
Ratio of net investment income to average net assets	1.41%	1.18%	0.89%	1.37%	1.37%	1.47%	1.58%
Ratio of net investment income to average net assets prior to fees waived	1.02%	0.83%	0.48%	1.08%	1.00%	1.09%	1.19%
Portfolio turnover	54%	87%	49%	77%	104%	109%	110%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended	10/1/14 to	Year ended
	9/30/16[1]	3/31/16	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11
	(Unaudited)
Net asset value, beginning of period	$8.990	$10.360	$11.340	$11.270	$9.980	$8.760	$9.180

Income (loss) from investment operations:
Net investment income[3]	0.030	0.041	0.007	0.071	0.066	0.068	0.081
Net realized and unrealized gain (loss)	0.506	(0.538)	0.273	0.846	1.324	1.479	(0.415)

Total from investment operations	0.536	(0.497)	0.280	0.917	1.390	1.547	(0.334)

Less dividends and distributions from:
Net investment income	(0.006)	(0.045)	(0.116)	(0.069)	(0.072)	(0.076)	(0.086)
Net realized gain	—	(0.828)	(1.144)	(0.778)	(0.028)	(0.251)	—

Total dividends and distributions	(0.006)	(0.873)	(1.260)	(0.847)	(0.100)	(0.327)	(0.086)

Net asset value, end of period	$9.520	$8.990	$10.360	$11.340	$11.270	$9.980	$8.760

Total return[4]	5.97%	(5.22% )	2.72%	8.37%	14.05%	18.04%	(3.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,335	$11,529	$11,017	$9,707	$7,687	$6,570	$6,043
Ratio of expenses to average net assets	1.90%	1.91%	1.92%	1.90%	1.90%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived	2.29%	2.27%	2.33%	2.19%	2.22%	2.23%	2.24%
Ratio of net investment income to average net assets	0.66%	0.43%	0.14%	0.62%	0.62%	0.72%	0.83%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.27%	0.08%	(0.27% )	0.33%	0.30%	0.39%	0.49%
Portfolio turnover	54%	87%	49%	77%	104%	109%	110%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)	103

Financial highlights

Delaware Foundation® Growth Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended	10/1/14 to 3/31/15[2]	Year ended
	9/30/16[1]	3/31/16		9/30/14	9/30/13	9/30/12	9/30/11
	(Unaudited)
Net asset value, beginning of period	$9.180	$10.560	$11.560	$11.480	$10.150	$8.910	$9.330

Income (loss) from investment operations:
Net investment income[3]	0.055	0.090	0.035	0.131	0.121	0.118	0.132
Net realized and unrealized gain (loss)	0.512	(0.548)	0.281	0.850	1.357	1.497	(0.424)

Total from investment operations	0.567	(0.458)	0.316	0.981	1.478	1.615	(0.292)

Less dividends and distributions from:
Net investment income	(0.017)	(0.094)	(0.172)	(0.123)	(0.120)	(0.124)	(0.128)
Net realized gain	—	(0.828)	(1.144)	(0.778)	(0.028)	(0.251)	—

Total dividends and distributions	(0.017)	(0.922)	(1.316)	(0.901)	(0.148)	(0.375)	(0.128)

Net asset value, end of period	$9.730	$9.180	$10.560	$11.560	$11.480	$10.150	$8.910

Total return[4]	6.18%	(4.74% )	2.91%	8.92%	14.75%	18.58%	(3.25% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,003	$3,965	$4,399	$15,654	$14,635	$12,156	$10,085
Ratio of expenses to average net assets	1.40%	1.41%	1.42%	1.40%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived	1.79%	1.77%	1.83%	1.69%	1.82%	1.83%	1.84%
Ratio of net investment income to average net assets	1.16%	0.93%	0.64%	1.12%	1.12%	1.22%	1.33%
Ratio of net investment income to average net assets prior to fees waived	0.77%	0.58%	0.23%	0.83%	0.70%	0.79%	0.89%
Portfolio turnover	54%	87%	49%	77%	104%	109%	110%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended	10/1/14 to 3/31/15[2]	Year ended
	9/30/16[1]	3/31/16		9/30/14	9/30/13	9/30/12	9/30/11
	(Unaudited)
Net asset value, beginning of period	$9.320	$10.700	$11.720	$11.630	$10.280	$9.020	$9.440

Income (loss) from investment operations:
Net investment income[3]	0.080	0.141	0.063	0.187	0.175	0.168	0.184
Net realized and unrealized gain (loss)	0.518	(0.549)	0.290	0.860	1.372	1.516	(0.429)

Total from investment operations	0.598	(0.408)	0.353	1.047	1.547	1.684	(0.245)

Less dividends and distributions from:
Net investment income	(0.028)	(0.144)	(0.229)	(0.179)	(0.169)	(0.173)	(0.175)
Net realized gain	—	(0.828)	(1.144)	(0.778)	(0.028)	(0.251)	—

Total dividends and distributions	(0.028)	(0.972)	(1.373)	(0.957)	(0.197)	(0.424)	(0.175)

Net asset value, end of period	$9.890	$9.320	$10.700	$11.720	$11.630	$10.280	$9.020

Total return[4]	6.43%	(4.19% )	3.21%	9.42%	15.30%	19.19%	(2.76% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,931	$15,374	$20,285	$18,930	$25,426	$37,054	$30,452
Ratio of expenses to average net assets	0.90%	0.91%	0.92%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived	1.29%	1.27%	1.33%	1.19%	1.22%	1.23%	1.24%
Ratio of net investment income to average net assets	1.66%	1.43%	1.14%	1.62%	1.62%	1.72%	1.83%
Ratio of net investment income to average net assets prior to fees waived	1.27%	1.08%	0.73%	1.33%	1.30%	1.39%	1.49%
Portfolio turnover	54%	87%	49%	77%	104%	109%	110%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)	105

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended	10/1/14 to 3/31/15[2]	Year ended
	9/30/16[1]	3/31/16		9/30/14	9/30/13	9/30/12	9/30/11
	(Unaudited)
Net asset value, beginning of period	$10.800	$11.970	$12.700	$12.520	$11.520	$10.080	$10.410

Income (loss) from investment operations:
Net investment income[3]	0.087	0.166	0.082	0.223	0.210	0.202	0.225
Net realized and unrealized gain (loss)	0.501	(0.531)	0.266	0.790	1.006	1.444	(0.355)

Total from investment operations	0.588	(0.365)	0.348	1.013	1.216	1.646	(0.130)

Less dividends and distributions from:
Net investment income	(0.101)	(0.173)	(0.115)	(0.181)	(0.216)	(0.206)	(0.200)
Net realized gain	(0.117)	(0.632)	(0.963)	(0.652)	—	—	—

Total dividends and distributions	(0.218)	(0.805)	(1.078)	(0.833)	(0.216)	(0.206)	(0.200)

Net asset value, end of period	$11.170	$10.800	$11.970	$12.700	$12.520	$11.520	$10.080

Total return[4]	5.50%	(3.32% )	2.89%	8.34%	10.66%	16.46%	(1.39% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$173,871	$174,041	$195,937	$201,628	$220,891	$214,553	$197,639
Ratio of expenses to average net assets	1.14%	1.15%	1.16%	1.13%	1.13%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived	1.18%	1.18%	1.25%	1.17%	1.25%	1.25%	1.24%
Ratio of net investment income to average net assets	1.57%	1.49%	1.34%	1.75%	1.75%	1.84%	2.05%
Ratio of net investment income to average net assets prior to fees waived	1.53%	1.46%	1.25%	1.71%	1.63%	1.72%	1.94%
Portfolio turnover	70%	131%	65%	115%	135%	157%	164%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended	10/1/14 to 3/31/15[2]	Year ended
	9/30/16[1]	3/31/16		9/30/14	9/30/13	9/30/12	9/30/11
	(Unaudited)
Net asset value, beginning of period	$10.800	$11.970	$12.700	$12.550	$11.550	$10.100	$10.430

Income (loss) from investment operations:
Net investment income[3]	0.045	0.081	0.035	0.126	0.119	0.118	0.141
Net realized and unrealized gain (loss)	0.511	(0.531)	0.267	0.784	1.007	1.454	(0.352)

Total from investment operations	0.556	(0.450)	0.302	0.910	1.126	1.572	(0.211)

Less dividends and distributions from:
Net investment income	(0.059)	(0.088)	(0.069)	(0.108)	(0.126)	(0.122)	(0.119)
Net realized gain	(0.117)	(0.632)	(0.963)	(0.652)	—	–	–

Total dividends and distributions	(0.176)	(0.720)	(1.032)	(0.760)	(0.126)	(0.122)	(0.119)

Net asset value, end of period	$11.180	$10.800	$11.970	$12.700	$12.550	$11.550	$10.100

Total return[4]	5.20%	(4.06% )	2.50%	7.47%	9.81%	15.53%	(2.03% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,563	$24,736	$28,965	$27,906	$22,838	$16,575	$13,813
Ratio of expenses to average net assets	1.90%	1.91%	1.92%	1.90%	1.90%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived	1.94%	1.94%	2.01%	1.94%	1.97%	1.97%	2.01%
Ratio of net investment income to average net assets	0.81%	0.73%	0.58%	0.98%	0.98%	1.07%	1.28%
Ratio of net investment income to average net assets prior to fees waived	0.77%	0.70%	0.49%	0.94%	0.91%	1.00%	1.17%
Portfolio turnover	70%	131%	65%	115%	135%	157%	164%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)	107

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended	10/1/14 to 3/31/15[2]	Year ended
	9/30/16[1]	3/31/16		9/30/14	9/30/13	9/30/12	9/30/11
	(Unaudited)
Net asset value, beginning of period	$10.760	$11.930	$12.660	$12.500	$11.500	$10.060	$10.380

Income (loss) from investment operations:
Net investment income[3]	0.072	0.136	0.066	0.189	0.178	0.172	0.195
Net realized and unrealized gain (loss)	0.501	(0.531)	0.267	0.779	1.005	1.445	(0.348)

Total from investment operations	0.573	(0.395)	0.333	0.968	1.183	1.617	(0.153)

Less dividends and distributions from:
Net investment income	(0.086)	(0.143)	(0.100)	(0.156)	(0.183)	(0.177)	(0.167)
Net realized gain	(0.117)	(0.632)	(0.963)	(0.652)	—	–	–

Total dividends and distributions	(0.203)	(0.775)	(1.063)	(0.808)	(0.183)	(0.177)	(0.167)

Net asset value, end of period	$11.130	$10.760	$11.930	$12.660	$12.500	$11.500	$10.060

Total return[4]	5.38%	(3.59% )	2.76%	7.99%	10.38%	16.19%	(1.60% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,195	$1,982	$2,501	$24,307	$23,566	$22,883	$18,645
Ratio of expenses to average net assets	1.40%	1.41%	1.42%	1.40%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived	1.44%	1.44%	1.51%	1.44%	1.57%	1.57%	1.61%
Ratio of net investment income to average net assets	1.31%	1.23%	1.08%	1.48%	1.48%	1.57%	1.78%
Ratio of net investment income to average net assets prior to fees waived	1.27%	1.20%	0.99%	1.44%	1.31%	1.40%	1.57%
Portfolio turnover	70%	131%	65%	115%	135%	157%	164%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended	10/1/14 to 3/31/15[2]	Year ended
	9/30/16[1]	3/31/16		9/30/14	9/30/13	9/30/12	9/30/11
	(Unaudited)
Net asset value, beginning of period	$10.800	$11.980	$12.710	$12.520	$11.520	$10.080	$10.400

Income (loss) from investment operations:
Net investment income[3]	0.100	0.191	0.097	0.252	0.238	0.228	0.250
Net realized and unrealized gain (loss)	0.511	(0.540)	0.266	0.793	1.005	1.444	(0.345)

Total from investment operations	0.611	(0.349)	0.363	1.045	1.243	1.672	(0.095)

Less dividends and distributions from:
Net investment income	(0.114)	(0.199)	(0.130)	(0.203)	(0.243)	(0.232)	(0.225)
Net realized gain	(0.117)	(0.632)	(0.963)	(0.652)	—	–	–

Total dividends and distributions	(0.231)	(0.831)	(1.093)	(0.855)	(0.243)	(0.232)	(0.225)

Net asset value, end of period	$11.180	$10.800	$11.980	$12.710	$12.520	$11.520	$10.080

Total return[4]	5.72%	(3.17% )	3.01%	8.62%	10.91%	16.73%	(1.07% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$78,565	$73,036	$62,799	$60,134	$66,263	$142,925	$113,458
Ratio of expenses to average net assets	0.90%	0.91%	0.92%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived	0.94%	0.94%	1.01%	0.94%	0.97%	0.97%	1.01%
Ratio of net investment income to average net assets	1.81%	1.73%	1.58%	1.98%	1.98%	2.07%	2.28%
Ratio of net investment income to average net assets prior to fees waived	1.77%	1.70%	1.49%	1.94%	1.91%	2.00%	2.17%
Portfolio turnover	70%	131%	65%	115%	135%	157%	164%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)	109

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended	10/1/14 to 3/31/15[2]	Year ended
	9/30/16[1]	3/31/16		9/30/14	9/30/13	9/30/12	9/30/11
	(Unaudited)
Net asset value, beginning of period	$9.240	$10.160	$10.870	$10.570	$10.220	$9.430	$9.900

Income (loss) from investment operations:
Net investment income[3]	0.080	0.168	0.090	0.223	0.198	0.203	0.245
Net realized and unrealized gain (loss)	0.340	(0.430)	0.203	0.540	0.414	1.035	(0.183)

Total from investment operations	0.420	(0.262)	0.293	0.763	0.612	1.238	0.062

Less dividends and distributions from:
Net investment income	(0.100)	(0.164)	(0.111)	(0.245)	(0.192)	(0.186)	(0.236)
Net realized gain	—	(0.494)	(0.892)	(0.218)	(0.070)	(0.262)	(0.296)

Total dividends and distributions	(0.100)	(0.658)	(1.003)	(0.463)	(0.262)	(0.448)	(0.532)

Net asset value, end of period	$9.560	$9.240	$10.160	$10.870	$10.570	$10.220	$9.430

Total return[4]	4.56%	(2.69% )	2.86%	7.34%	6.09%	13.47%	0.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,822	$43,443	$51,722	$52,429	$81,655	$75,988	$66,175
Ratio of expenses to average net assets	1.15%	1.18%	1.15%	1.13%	1.13%	1.13%	1.14%
Ratio of expenses to average net assets prior to fees waived	1.41%	1.38%	1.50%	1.33%	1.41%	1.43%	1.47%
Ratio of net investment income to average net assets	1.70%	1.76%	1.73%	2.06%	1.90%	2.05%	2.44%
Ratio of net investment income to average net assets prior to fees waived	1.44%	1.55%	1.38%	1.86%	1.62%	1.75%	2.11%
Portfolio turnover	83%	168%	93%	163%	210%	219%	211%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended	10/1/14 to 3/31/15[2]	Year ended
	9/30/16[1]	3/31/16		9/30/14	9/30/13	9/30/12	9/30/11
	(Unaudited)
Net asset value, beginning of period	$9.270	$10.180	$10.900	$10.590	$10.240	$9.450	$9.920

Income (loss) from investment operations:
Net investment income[3]	0.045	0.096	0.051	0.143	0.120	0.129	0.170
Net realized and unrealized gain (loss)	0.340	(0.420)	0.193	0.541	0.420	1.035	(0.190)

Total from investment operations	0.385	(0.324)	0.244	0.684	0.540	1.164	(0.020)

Less dividends and distributions from:
Net investment income	(0.065)	(0.092)	(0.072)	(0.156)	(0.120)	(0.112)	(0.154)
Net realized gain	—	(0.494)	(0.892)	(0.218)	(0.070)	(0.262)	(0.296)

Total dividends and distributions	(0.065)	(0.586)	(0.964)	(0.374)	(0.190)	(0.374)	(0.450)

Net asset value, end of period	$9.590	$9.270	$10.180	$10.900	$10.590	$10.240	$9.450

Total return[4]	4.16%	(3.32% )	2.37%	6.56%	5.35%	12.60%	(0.34% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,495	$30,134	$34,671	$35,101	$31,132	$23,943	$17,206
Ratio of expenses to average net assets	1.90%	1.93%	1.90%	1.88%	1.88%	1.88%	1.89%
Ratio of expenses to average net assets prior to fees waived	2.16%	2.13%	2.25%	2.08%	2.11%	2.13%	2.17%
Ratio of net investment income to average net assets	0.95%	1.01%	0.98%	1.31%	1.15%	1.30%	1.69%
Ratio of net investment income to average net assets prior to fees waived	0.69%	0.80%	0.63%	1.11%	0.92%	1.05%	1.41%
Portfolio turnover	83%	168%	93%	163%	210%	219%	211%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)	111

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended	10/1/14 to 3/31/15[2]	Year ended
	9/30/16[1]	3/31/16		9/30/14	9/30/13	9/30/12	9/30/11
	(Unaudited)
Net asset value, beginning of period	$9.240	$10.150	$10.870	$10.570	$10.220	$9.430	$9.900

Income (loss) from investment operations:
Net investment income[3]	0.069	0.144	0.077	0.197	0.172	0.178	0.220
Net realized and unrealized gain (loss)	0.339	(0.420)	0.193	0.537	0.415	1.035	(0.184)

Total from investment operations	0.408	(0.276)	0.270	0.734	0.587	1.213	0.036

Less dividends and distributions from:
Net investment income	(0.088)	(0.140)	(0.098)	(0.216)	(0.167)	(0.161)	(0.210)
Net realized gain	—	(0.494)	(0.892)	(0.218)	(0.070)	(0.262)	(0.296)

Total dividends and distributions	(0.088)	(0.634)	(0.990)	(0.434)	(0.237)	(0.423)	(0.506)

Net asset value, end of period	$9.560	$9.240	$10.150	$10.870	$10.570	$10.220	$9.430

Total return[4]	4.43%	(2.84% )	2.63%	7.06%	5.84%	13.19%	0.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,972	$3,729	$4,232	$9,327	$5,646	$4,293	$3,220
Ratio of expenses to average net assets	1.40%	1.43%	1.40%	1.38%	1.38%	1.38%	1.39%
Ratio of expenses to average net assets prior to fees waived	1.66%	1.63%	1.75%	1.58%	1.71%	1.73%	1.77%
Ratio of net investment income to average net assets	1.45%	1.51%	1.48%	1.81%	1.65%	1.80%	2.19%
Ratio of net investment income to average net assets prior to fees waived	1.19%	1.30%	1.13%	1.61%	1.32%	1.45%	1.81%
Portfolio turnover	83%	168%	93%	163%	210%	219%	211%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended	10/1/14 to 3/31/15[2]	Year ended
	9/30/16[1]	3/31/16		9/30/14	9/30/13	9/30/12	9/30/11
	(Unaudited)
Net asset value, beginning of period	$9.260	$10.180	$10.890	$10.590	$10.230	$9.440	$9.920

Income (loss) from investment operations:
Net investment income[3]	0.092	0.192	0.103	0.250	0.224	0.228	0.271
Net realized and unrealized gain (loss)	0.340	(0.430)	0.203	0.539	0.424	1.035	(0.194)

Total from investment operations	0.432	(0.238)	0.306	0.789	0.648	1.263	0.077

Less dividends and distributions from:
Net investment income	(0.112)	(0.188)	(0.124)	(0.271)	(0.218)	(0.211)	(0.261)
Net realized gain	—	(0.494)	(0.892)	(0.218)	(0.070)	(0.262)	(0.296)

Total dividends and distributions	(0.112)	(0.682)	(1.016)	(0.489)	(0.288)	(0.473)	(0.557)

Net asset value, end of period	$9.580	$9.260	$10.180	$10.890	$10.590	$10.230	$9.440

Total return[4]	4.68%	(2.44% )	2.98%	7.59%	6.45%	13.74%	0.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,853	$14,226	$18,337	$21,043	$30,615	$45,993	$33,583
Ratio of expenses to average net assets	0.90%	0.93%	0.90%	0.88%	0.88%	0.88%	0.89%
Ratio of expenses to average net assets prior to fees waived	1.16%	1.13%	1.25%	1.08%	1.11%	1.13%	1.17%
Ratio of net investment income to average net assets	1.95%	2.01%	1.98%	2.31%	2.15%	2.30%	2.69%
Ratio of net investment income to average net assets prior to fees waived	1.69%	1.80%	1.63%	2.11%	1.92%	2.05%	2.41%
Portfolio turnover	83%	168%	93%	163%	210%	219%	211%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

113

Notes to financial statements

Delaware Foundation Funds®

September 30, 2016 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers three funds: Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund (each, a Fund, or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940 (the 1940 Act), as amended, and offer Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Foundation Growth Allocation Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Foundation Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at net asset value (NAV), as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.

Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2012–March 31, 2016), and has concluded that no provision for federal income tax is required in any Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which they invest that may date back to the inception of each Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2016, and matured on the next business day.

To Be Announced Trades (TBA) — Each Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with each Fund’s ability to manage their investment portfolio and meet redemption requests. These transactions involve a commitment by each Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included in the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund paid foreign capital gain taxes on certain foreign securities held which are included as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal

(continues)	115

Notes to financial statements

Delaware Foundation Funds®

1. Significant Accounting Policies (continued)

income tax purposes. Delaware Foundation® Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund each declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Delaware Foundation® Growth Allocation Fund declares and pays dividends from net investment income annually and distributions from net realized gains on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2016.

Each Fund receives earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2016, each Fund earned the following amounts under this agreement:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$85	$289	$67

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate 0.65% on the first $500 million of average daily net assets of each Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.90% of average daily net assets of each Fund from April 1, 2016 through Sept. 30, 2016*. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Sept. 30, 2016, each Fund was charged for these services as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$1,682	$6,523	$2,110

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail Funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2016, each Fund was charged for these services as follows:

Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$7,287	$28,254	$9,139

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fees.

In connection with the Delaware Foundation Moderate Allocation Fund merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (2) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Sept. 30, 2016, each Fund was charged for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$5,461	$7,724	$5,659

For the six months ended Sept. 30, 2016, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$4,142	$4,940	$5,951

For the six months ended Sept. 30, 2016, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Class A	$ 9	$ 50	$ —
Class C	553	541	1,445

(continues)	117

Notes to financial statements

Delaware Foundation Funds®

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Sept. 30, 2016, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Sept. 30, 2016, the Funds engaged in securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Purchases	$131,186	$212,771	$116,537
Sales	1,578,833	249,825	44,446
Net realized gains (losses)	512	2,399	1,202

*The aggregate contractual waiver period covering this report is from Jan. 29, 2015 through July 29, 2017.

3. Investments

For the six months ended Sept. 30, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Purchases other than U.S. government securities	$29,526,129	$158,563,081	$59,551,972
Purchases of U.S. government securities	7,562,359	28,740,620	13,046,371
Sales other than U.S. government securities	36,175,081	159,577,273	64,150,643
Sales of U.S. government securities	9,027,252	34,839,370	16,221,591

At Sept. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each fund were as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Cost of Investments	$57,068,150	$238,959,949	$77,442,823

Aggregate unrealized appreciation of investments	$16,518,736	$52,369,812	$11,958,539
Aggregate unrealized depreciation of investments	(3,472,408)	(11,036,339)	(2,770,085)

Net unrealized appreciation of investments	$13,046,328	$41,333,473	$9,188,454

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)	119

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2016:

Delaware Foundation® Growth Allocation Fund

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$6,024,377	$—	$6,024,377
Corporate Debt[1]	2,337	8,145,717	—	8,148,054
Foreign Debt	—	544,412	—	544,412
Municipal Bonds	—	207,404	—	207,404
Senior Secured Loans[1]	—	1,416,863	25,139	1,442,002
Common Stock
Consumer Discretionary	2,663,525	2,801,097	—	5,464,622
Consumer Staples	1,865,905	2,918,898	—	4,784,803
Energy	2,546,912	468,170	—	3,015,082
Financials	3,540,525	2,190,927	—	5,731,452
Healthcare	4,846,617	1,912,244	—	6,758,861
Industrials	2,648,901	3,144,276	—	5,793,177
Information Technology	7,148,654	1,697,365	—	8,846,019
Materials	1,137,322	650,582	—	1,787,904
Real Estate	3,785,686	210,183	—	3,995,869
Telecommunication Services	1,250,824	1,021,256	—	2,272,080
Utilities	369,384	167,737	—	537,121
Convertible Preferred Stock[1]	36,823	9,767	—	46,590
Exchange-Traded Funds	115,103	—	—	115,103
Preferred Stock[1]	38,350	37,265	—	75,615
Rights	—	—	1,311	1,311
U.S. Treasury Obligations	—	731,562	—	731,562
Short-Term Investments	—	3,791,058	—	3,791,058

Total Value of Securities	$31,996,868	$38,091,160	$26,450	$70,114,478

Foreign Currency Exchange Contracts	$—	$1,020	$—	$1,020
Futures Contracts	1,498	—	—	1,498
Swap Contracts	—	5,001	—	5,001

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Corporate Debt	0.03%	99.97%	—	100.00%
Senior Secured Loans	—	98.26%	1.74%	100.00%
Convertible Preferred Stock	79.04%	20.96%	—	100.00%
Preferred Stock	50.72%	49.28%	—	100.00%

Delaware Foundation® Moderate Allocation Fund

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$40,687,240	$—	$40,687,240
Corporate Debt[1]	23,370	66,609,391	—	66,632,761
Foreign Debt	—	4,919,634	—	4,919,634
Municipal Bonds	—	1,478,165	—	1,478,165
Senior Secured Loans[1]	—	4,562,664	206,789	4,769,453
Common Stock
Consumer Discretionary	8,112,816	8,431,863	—	16,544,679
Consumer Staples	5,745,137	8,891,999	—	14,637,136
Energy	7,611,353	1,461,867	—	9,073,220
Financials	11,061,916	6,638,105	—	17,700,021
Healthcare	14,911,196	5,873,668	—	20,784,864
Industrials	8,158,839	9,563,348	—	17,722,187
Information Technology	22,063,170	4,856,168	—	26,919,338
Materials	3,492,798	1,979,477	—	5,472,275
Real Estate	11,781,502	619,620	—	12,401,122
Telecommunication Services	3,830,638	3,041,485	—	6,872,123
Utilities	1,144,382	511,342	—	1,655,724
Convertible Preferred Stock[1]	268,921	61,042	—	329,963
Exchange-Traded Funds	318,405	—	—	318,405
Preferred Stock[1]	622,983	660,460	—	1,283,443
Rights	—	—	3,987	3,987
U.S. Treasury Obligations	—	1,369,804	—	1,369,804
Short-Term Investments	—	8,717,878	—	8,717,878

Total Value of Securities	$99,147,426	$180,935,220	$210,776	$280,293,422

Foreign Currency Exchange Contracts	$—	$6,839	$—	$6,839
Futures Contracts	(2,163)	—	—	(2,163)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Corporate Debt	0.04%	99.96%	—	100.00%
Senior Secured Loans	—	95.66%	4.34%	100.00%
Convertible Preferred Stock	81.50%	18.50%	—	100.00%
Preferred Stock	48.54%	51.46%	—	100.00%

(continues)	121

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

Delaware Foundation® Conservative Allocation Fund

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$19,126,690	$—	$19,126,690
Corporate Debt[1]	11,358	27,145,058	—	27,156,416
Foreign Debt	—	1,907,648	—	1,907,648
Municipal Bonds	—	611,684	—	611,684
Senior Secured Loans[1]	—	2,234,763	141,914	2,376,677
Common Stock
Consumer Discretionary	1,720,860	1,805,492	—	3,526,352
Consumer Staples	1,220,773	1,913,755	—	3,134,528
Energy	1,654,162	307,906	—	1,962,068
Financials	2,352,579	1,428,112	—	3,780,691
Healthcare	3,159,580	1,248,292	—	4,407,872
Industrials	1,732,405	2,031,845	—	3,764,250
Information Technology	4,608,784	1,047,217	—	5,656,001
Materials	744,727	426,359	—	1,171,086
Real Estate	2,298,750	138,609	—	2,437,359
Telecommunication Services	842,592	657,465	—	1,500,057
Utilities	246,225	106,870	—	353,095
Convertible Preferred Stock	93,679	—	—	93,679
Exchange-Traded Funds	95,027	—	—	95,027
Preferred Stock[1]	446,390	333,105	—	779,495
Rights	—	—	860	860
U.S. Treasury Obligations	—	727,237	—	727,237
Short-Term Investments	—	2,062,505	—	2,062,505

Total Value of Securities	$21,227,891	$65,260,612	$142,774	$86,631,277

Foreign Currency Exchange Contracts	$—	$3,033	$—	$3,033
Futures Contracts	2,379	—	—	2,379
Swap Contracts	—	15,641	—	15,641

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Corporate Debt	0.04%	99.96%	—	100.00%
Senior Secured Loans	—	94.03%	5.97%	100.00%
Preferred Stock	57.27%	42.73%	—	100.00%

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 securities in these tables.

As a result of utilizing international fair value pricing at Sept. 30, 2016, a portion of each Fund’s portfolio was categorized as Level 2.

During the six months ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Foundation® Growth Allocation Fund		Delaware Foundation Moderate Allocation Fund		Delaware Foundation Conservative Allocation Fund
	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16
Shares sold:
Class A	205,923	745,780	307,447	524,738	265,615	671,740
Class C	122,817	309,623	67,105	311,741	87,974	486,282
Class R	78,482	183,256	14,088	103,521	47,569	118,104
Institutional Class	135,394	594,051	581,506	2,400,170	189,861	679,190

Shares issued upon reinvestment of dividends and distributions:
Class A	10,081	408,680	282,098	1,039,216	46,364	321,737
Class C	842	99,550	34,132	149,884	19,468	197,117
Class R	804	41,748	3,561	11,815	3,767	27,690
Institutional Class	4,555	156,814	40,125	150,650	13,908	100,871

	558,898	2,539,502	1,330,062	4,691,735	674,526	2,602,731

Shares redeemed:
Class A	(778,162)	(887,985)	(1,145,471)	(1,812,829)	(535,658)	(1,385,197)
Class C	(109,303)	(190,750)	(282,882)	(590,231)	(387,959)	(836,845)
Class R	(99,641)	(209,916)	(4,722)	(140,708)	(39,529)	(158,958)
Institutional Class	(380,618)	(996,852)	(354,081)	(1,033,630)	(503,223)	(1,045,924)

	(1,367,724)	(2,285,503)	(1,787,156)	(3,577,398)	(1,466,369)	(3,426,924)

Net increase (decrease)	(808,826)	253,999	(457,094)	1,114,337	(791,843)	(824,193)

(continues)	123

Notes to financial statements

Delaware Foundation Funds®

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for another class in the same Fund. For the six months ended Sept. 30, 2016 and the year ended March 31, 2016, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.”

	Six months ended 9/30/16
	Exchange Redemptions	Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Value
Delaware Foundation® Growth Allocation Fund	508	504	$4,731

	Year ended 3/31/16
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Foundation Growth Allocation Fund	867	3,846	3,733	862	$43,930
Delaware Foundation Moderate Allocation Fund	—	934	932	—	10,152
Delaware Foundation Conservative Allocation Fund	—	7,344	7,352	—	69,331

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

Each Fund had no amounts outstanding as of Sept. 30, 2016, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

During the six months ended Sept. 30, 2016, each Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities each Fund already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures contracts in the normal course of pursuing their respective investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Foundation® Growth Allocation Fund and Delaware Foundation Conservative Allocation Fund posted securities, comprised of U.S. treasury obligations with a value of $44,940 and $79,894, respectively, as margin for open futures contracts, which is presented on the “Schedules of investments.”

During the six months ended Sept. 30, 2016, each Fund used futures contracts to hedge each Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — During the six months ended Sept. 30, 2016, each Fund entered into options contracts in the normal course of pursuing their respective investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rate or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended Sept. 30, 2016 for each Fund were as follows:

	Delaware Foundation Growth Allocation Fund		Delaware Foundation Moderate Allocation Fund		Delaware Foundation Conservative Allocation Fund
Call options	Number of contracts	Premiums	Number of contracts	Premiums	Number of contracts	Premiums
Options outstanding, March 31, 2016	—	$—	—	$—	—	$—
Options written	17,807	1,527	77,446	9,070	50,821	4,516
Options expired	(17,800)	(433)	(77,400)	(1,882)	(50,800)	(3,281)
Options terminated in closing purchase transactions	(7)	(1,094)	(46)	(7,188)	(21)	(1,235)

Options outstanding, Sept. 30, 2016	—	$—	—	$—	—	$—

(continues)	125

Notes to financial statements

Delaware Foundation Funds®

6. Derivatives (continued)

	Delaware Foundation® Growth Allocation Fund		Delaware Foundation Moderate Allocation Fund		Delaware Foundation Conservative Allocation Fund
Put options	Number of contracts	Premiums	Number of contracts	Premiums	Number of contracts	Premiums
Options outstanding, March 31, 2016	—	$—	—	$—	—	$—
Options written	17,800	167	77,400	726	50,800	476
Options expired	(17,800)	(167)	(77,400)	(726)	(50,800)	(476)
Options terminated in closing purchase transactions	—	—	—	—	—	—

Options outstanding, Sept. 30, 2016	—	$—	—	$—	—	$—

During the six months ended Sept. 30, 2016, each Fund entered into options contracts to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — Each Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing their respective investment objective. Each Fund may use interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Each Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. There were no interest rate swaps outstanding at Sept. 30, 2016.

During the six months ended Sept. 30, 2016, each Fund used interest rate swap contracts to manage each Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by each Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Sept. 30, 2016, each Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedules of investments,” at Sept. 30, 2016, the notional value of the protection sold was $235,000 for Delaware Foundation® Growth Allocation Fund and $735,000 for Delaware Foundation Conservative Allocation Fund, which reflect the maximum potential amount each Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for the credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amounts of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Sept. 30, 2016, net unrealized appreciation was $5,001 for Delaware Foundation Growth Allocation Fund and $15,641 for Delaware Foundation Conservative Allocation Fund.

CDS contracts may involve greater risks than if each Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. Each Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the Funds’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2016, each Fund entered into CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

Fair values of derivative instruments as of Sept. 30, 2016 were as follows:

		Delaware Foundation® Growth Allocation Fund
		Asset Derivatives Fair Value
Statements of Assets and Liabilities Location		Foreign Currency Exchange Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts		$1,308	$ —	$1,308
Unrealized appreciation on credit default swap contracts		—	5,001	5,001
Total		$1,308	$5,001	$6,309

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Equity Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$288	$ —	$ —	$ 288
Variation margin due from broker on futures contracts*	—	1,498	—	1,498
Upfront payments received on credit default swap contracts	—	—	19,526	19,526
Total	$288	$1,498	$19,526	$21,312

(continues)	127

Notes to financial statements

Delaware Foundation Funds®

6. Derivatives (continued)

		Delaware Foundation® Moderate Allocation Fund
		Asset Derivatives Fair Value
Statements of Assets and Liabilities Location		Foreign Currency Exchange Contracts	Total
Unrealized appreciation on foreign currency exchange contracts		$9,655	$9,655
Total		$9,655	$9,655
		Liability Derivatives Fair Value
Statements of Assets and Liabilities Location		Foreign Currency Exchange Contracts	Equity Contracts	Total
Unrealized depreciation on foreign currency exchange contracts		$2,816	$ —	$ 2,816
Variation margin due from broker on futures contracts*		—	32,995	32,995
Total		$2,816	$32,995	$35,811
	Delaware Foundation Conservative Allocation Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Equity Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$5,145	$ —	$ —	$ 5,145
Unrealized appreciation on credit default swap contracts	—	—	15,641	15,641
Variation margin due from broker on futures contracts*	—	9,325	—	9,325
Total	$5,145	$9,325	$15,641	$30,111
	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Foreign Currency Exchange Contracts	Equity Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$2,112	$ —	$ —	$ 2,112
Variation margin due from broker on futures contracts*	—	6,946	—	6,946
Upfront payments received on credit default swap contracts	—	—	61,071	61,071
Total	$2,112	$6,946	$61,071	$70,129

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through Sept. 30, 2016. Only current day variation margin is reported on the “Statements of assets and liabilities.”

The effect of derivative instruments on the “Statements of operations” for the six months ended Sept. 30, 2016 was as follows:

	Delaware Foundation® Growth Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total

Forward currency exchange contracts	$(22,296)	$ —	$ —	$ 600	$ —	$(21,696)
Interest rate contracts	—	830	3,853	(5,463)	27,027	26,247
Equity contracts	—	(50,626)	—	—	—	(50,626)
Credit contracts	—	—	—	—	(3,908)	(3,908)
Total	$(22,296)	$(49,796)	$3,853	$(4,863)	$23,119	$(49,983)
	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total

Forward currency exchange contracts	$8,938	$ —	$ —	$ 8,938
Interest rate contracts	—	(2,381)	(21,174)	(23,555)
Equity contracts	—	2,577	—	2,577
Credit contracts	—	—	541	541
Total	$8,938	$ 196	$(20,633)	$(11,499)
	Delaware Foundation Moderate Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total

Forward currency exchange contracts	$(95,011)	$ —	$ —	$ 2,608	$ —	$ (92,403)
Interest rate contracts	—	7,432	25,535	(35,899)	—	(2,932)
Equity contracts	—	(117,438)	—	—	—	(117,438)
Credit contracts	—	—	—	—	144,140	144,140
Total	$(95,011)	$(110,006)	$25,535	$(33,291)	$144,140	$ (68,633)
	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total

Forward currency exchange contracts	$50,024	$ —	$ —	$ 50,024
Interest rate contracts	—	(10,411)	(150,572)	(160,983)
Equity contracts	—	12,886	—	12,886
Credit contracts	—	—	4,390	4,390
Total	$50,024	$ 2,475	$(146,182)	$ (93,683)

(continues)	129

Notes to financial statements

Delaware Foundation Funds®

6. Derivatives (continued)

	Delaware Foundation® Conservative Allocation Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total

Forward currency exchange contracts	$(54,370)	$ —	$ —	$ 1,712	$ —	$ (52,658)
Interest rate contracts	—	(21,964)	11,703	(16,389)	97,126	70,476
Equity contracts	—	(189,898)	—	—	—	(189,898)
Credit contracts	—	—	—	—	(13,244)	(13,244)
Total	$(54,370)	$(211,862)	$11,703	$(14,677)	$ 83,882	$(185,324)
	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total

Forward currency exchange contracts	$30,040	$ —	$ —	$ 30,040
Interest rate contracts	—	(16,948)	(76,854)	(93,802)
Equity contracts	—	18,040	—	18,040
Credit contracts	—	—	12,856	12,856
Total	$30,040	$ 1,092	$(63,998)	$(32,866)

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Fund during the six months ended Sept. 30, 2016.

	Delaware Foundation® Growth Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	108,366	USD	281,767
Futures contracts (average notional value)		1,126,484		1,041,726
Options contracts (average notional value)		738		43
CDS contracts (average notional value)*		69,008		193,203
CDS contracts (average notional value)*	EUR	18,477		—
Interest rate contracts (average notional value)**	USD	106,797		—

	Delaware Foundation Moderate Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	638,636	USD	1,547,194
Futures contracts (average notional value)		7,650,471		5,936,938
Options contracts (average notional value)		4,972		235
CDS contracts (average notional value)*		543,969		212,891
CDS contracts (average notional value)*	EUR	131,875		—
Interest rate contracts (average notional value)**	USD	761,641		—

	Delaware Foundation Conservative Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	406,363	USD	974,270
Futures contracts (average notional value)		2,906,614		2,558,001
Options contracts (average notional value)		2,327		127
CDS contracts (average notional value)*		242,586		602,852
CDS contracts (average notional value)*	EUR	68,477		—
Interest rate contracts (average notional value)**	USD	388,828		—

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

(continues)	131

Notes to financial statements

Delaware Foundation Funds®

7. Offsetting (continued)

At Sept. 30, 2016, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Growth Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$ 246	$(150)	$ 96
Barclays Bank	—	(4)	(4)
BNP Paribas	111	(26)	85
Citigroup Global Markets	184	—	184
Hong Kong Shanghai Bank	5,001	(43)	4,958
JPMorgan Chase Bank	70	—	70
Toronto Dominion Bank	353	(65)	288
Union Bank of Switzerland	344	—	344
Total	$6,309	$(288)	$6,021

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)

Bank of America Merrill Lynch	$ 96	$—	$—	$—	$—	$ 96
Barclays Bank	(4)	—	—	—	—	(4)
BNP Paribas	85	—	—	—	—	85
Citigroup Global Markets	184	—	—	—	—	184
Hong Kong Shanghai Bank	4,958	—	—	—	—	4,958
JPMorgan Chase Bank	70	—	—	—	—	70
Toronto Dominion Bank	288	—	—	—	—	288
Union Bank of Switzerland	344	—	—	—	—	344
Total	$6,021	$—	$—	$—	$—	$6,021

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$ 696,563	$ (696,563)	$—	$ (696,563)	$—
Bank of Montreal	1,160,939	(1,160,939)	—	(1,160,939)	—
BNP Paribas	673,498	(673,498)	—	(673,498)	—
Total	$2,531,000	$(2,531,000)	$—	$(2,531,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Moderate Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$2,007	$(1,886)	$ 121
Barclays Bank	—	(25)	(25)
BNP Paribas	484	(141)	343
Bank of New York Mellon	—	(1)	(1)
Citigroup Global Markets	1,275	—	1,275
Hong Kong Shanghai Bank	—	(275)	(275)
JPMorgan Chase Bank	428	—	428
Toronto Dominion Bank	3,353	(488)	2,865
Union Bank of Switzerland	2,108	—	2,108
Total	$9,655	$(2,816)	$6,839

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)

Bank of America Merrill Lynch	$ 121	$—	$—	$—	$—	$ 121
Barclays Bank	(25)	—	—	—	—	(25)
BNP Paribas	343	—	—	—	—	343
Bank of New York Mellon	(1)	—	—	—	—	(1)
Citigroup Global Markets	1,275	—	—	—	—	1,275
Hong Kong Shanghai Bank	(275)	—	—	—	—	(275)
JPMorgan Chase Bank	428	—	—	—	—	428
Toronto Dominion Bank	2,865	—	—	—	—	2,865
Union Bank of Switzerland	2,108	—	—	—	—	2,108
Total	$6,839	$—	$—	$—	$—	$6,839

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$ 562,810	$ (562,810)	$—	$ (562,810)	$—
Bank of Montreal	938,017	(938,017)	—	(938,017)	—
BNP Paribas	544,173	(544,173)	—	(544,173)	—
Total	$2,045,000	$(2,045,000)	$—	$(2,045,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(continues)	133

Notes to financial statements

Delaware Foundation Funds®

7. Offsetting (continued)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Conservative Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$ 1,619	$(1,335)	$ 284
Barclay’s Bank	—	(10)	(10)
BNP Paribas	53	(462)	(409)
Bank of New York Mellon	—	(1)	(1)
Citigroup Global Markets	642	—	642
Hong Kong Shanghai Bank	15,641	(106)	15,535
JPMorgan Chase Bank	367	—	367
Toronto Dominion Bank	1,530	(198)	1,332
Union Bank of Switzerland	934	—	934
Total	$20,786	$(2,112)	$18,674

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)

Bank of America Merrill Lynch	$ 284	$—	$—	$—	$—	$ 284
Barclay’s Bank	(10)	—	—	—	—	(10)
BNP Paribas	(409)	—	—	—	—	(409)
Bank of New York Mellon	(1)	—	—	—	—	(1)
Citigroup Global Markets	642	—	—	—	—	642
Hong Kong Shanghai Bank	15,535	—	—	—	—	15,535
JPMorgan Chase Bank	367	—	—	—	—	367
Toronto Dominion Bank	1,332	—	—	—	—	1,332
Union Bank of Switzerland	934	—	—	—	—	934
Total	$18,674	$—	$—	$—	$—	$18,674

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$ 93,572	$ (93,572)	$—	$ (93,572)	$—
Bank of Montreal	155,954	(155,954)	—	(155,954)	—
BNP Paribas	90,474	(90,474)	—	(90,474)	—
Total	$340,000	$(340,000)	$—	$(340,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount a Fund would be required to return to the borrowers of the securities and that Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2016, each Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which each Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

(continues)	135

Notes to financial statements

Delaware Foundation Funds®

9. Credit and Market Risk (continued)

Each Fund invests a portion of its assets in high yield, fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that each Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Fund may involve revolving credit facilities or other standby financing commitments that obligate each Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when each Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As each Fund may be required to rely upon another lending institution to collect and pass on to each Fund amounts payable with respect to the loan and to enforce each Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of Sept. 30, 2016, Rule 144A and illiquid securities have been identified on the “Schedules of investments.” When monitoring compliance with each Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of each Fund will be considered.

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

On Nov. 7, 2016, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in each Fund’s financial statements.

137

Other Fund information

(Unaudited)

Delaware Foundation Funds®

Board consideration of Delaware Foundation® Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund, and Delaware Foundation Moderate Allocation Fund investment advisory and sub-advisory agreements

At a meeting of the Board of Trustees held on May 17–19, 2016 (the “May Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, (the “Board”) approved a new sub-advisory agreement with Jackson Square Partners (“JSP”) for each of Delaware Foundation Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund, and Delaware Foundation Moderate Allocation Fund (each, a “Fund” and together, the “Funds”). In reaching the decision to approve the sub-advisory agreements with JSP, the Board considered and reviewed information provided by JSP, including its personnel, operations, and financial condition. The Board also reviewed material furnished by Delaware Management Company (“DMC”), including: a memorandum from DMC reviewing the terms of the sub-advisory agreement, the proposed sub-advisory fees, and the various services proposed to be provided by JSP; information concerning JSP’s organizational structure and the experience of its investment management personnel; copies of JSP’s Form ADV, compliance policies and procedures, and its Code of Ethics; and a copy of the proposed JSP sub-advisory agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent legal counsel. The materials prepared by Management specifically in connection with the approval of the sub-advisory agreements were provided to the Independent Trustees in advance of the May Meeting. Although attention was given to all information furnished, the following discussion addressed some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board is not intended to be exhaustive, but rather summarizes certain factors considered by the Board.

Nature, extent, and quality of service. The Board considered the services provided by JSP to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board took account of reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of JSP personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of JSP and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by JSP.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings, the Board gave particular weight to the Broadridge reports furnished for the May Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2016. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe.

Delaware Foundation Conservative Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the second quartile of its Performance Universe, and the Fund’s total return for the 10-year period was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Foundation Growth Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the third quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered changes to the Funds’ investment authority relating to the credit quality of investments in structured products. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Delaware Foundation® Moderate Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 10-year period was in the second quartile of its Performance Universe. The Board observed that the Fund’s short- and intermediate-term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered changes to the Funds’ investment authority relating to the credit quality of investments in structured products. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve the Fund’s short- and intermediate-term performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware Foundation Conservative Allocation Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses was in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Foundation Growth Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Delaware Foundation Moderate Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. Trustees were also given available information on profits being realized in relation to the services being provided to the Funds or in relation to JSP’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by JSP in connection with its relationship to the Funds, such as reputational enhancement, soft dollar arrangements or commissions paid to affiliated broker/dealers, as applicable.

(continues)	139

Other Fund information

(Unaudited)

Delaware Foundation Funds®

Board consideration of Delaware Foundation® Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund, and Delaware Foundation Moderate Allocation Fund investment advisory and sub-advisory agreements (continued)

At a meeting held on Aug. 17–19, 2016 (the “Annual Meeting”), the Board approved the renewal of the Investment Advisory Agreements for the Funds. In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with DMC included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2016 and included reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2016. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe.

Delaware Foundation Conservative Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the second quartile of its Performance Universe, and the Fund’s total return for the 10-year period was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Foundation® Growth Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the third quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered changes to the Funds’ investment authority relating to the credit quality of investments in structured products. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Delaware Foundation Moderate Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 10-year period was in the second quartile of its Performance Universe. The Board observed that the Fund’s short- and intermediate-term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered changes to the Funds’ investment authority relating to the credit quality of investments in structured products. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve the Fund’s short- and intermediate-term performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. he Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware Foundation Conservative Allocation Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses was in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Foundation Growth Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

(continues)	141

Other Fund information

(Unaudited)

Delaware Foundation Funds®

Board consideration of Delaware Foundation® Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund, and Delaware Foundation Moderate Allocation Fund investment advisory and sub-advisory agreements (continued)

Delaware Foundation Moderate Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standardized fee pricing structure. Although the Funds have not reached a size at which they can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that each Fund’s fee was structured so that if the Fund grows, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware Foundation Funds® shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments® Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa

Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel, and Secretary

Delaware Investments Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments Family of Funds

Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Philadelphia, PA

National distributor

Delaware Distributors, L.P.

Philadelphia, PA

Shareholder servicing, dividend

disbursing, and transfer agent

Delaware Service Company, Inc.

2005 Market Street

Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial institutions representatives only

800 362-7500

Website

delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PwC has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PwC has informed the Trust that PwC has relationships with lenders who hold or own more than ten percent of the shares of certain funds within the Delaware Investments® Family of Funds. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PwC has advised the Trust’s Audit Committee that PwC believes that under the facts and circumstances surrounding PwC’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PwC and the Delaware Investments Family of Funds will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® FOUNDATION FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2016